UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (94.5%)1
Consumer Discretionary (20.2%)
*	Amazon.com Inc.	328,233	237,244
	Home Depot Inc.	957,217	126,467
*	Liberty Interactive Corp. QVC Group Class A	4,181,048	112,805
*	TripAdvisor Inc.	1,329,779	90,079
*	Liberty Global plc	1,743,116	62,979
*	O'Reilly Automotive Inc.	208,423	55,113
	Lowe's Cos. Inc.	594,305	47,622
	L Brands Inc.	693,770	47,558
	NIKE Inc. Class B	768,616	42,443
	Dollar General Corp.	455,700	40,967
	DR Horton Inc.	1,275,441	38,977
	Starbucks Corp.	638,699	35,058
	Lennar Corp. Class A	755,712	34,438
	Tesla Motors Inc.	144,581	32,275
*	Discovery Communications Inc.	1,190,139	31,860
*	Priceline Group Inc.	25,068	31,694
*	Chipotle Mexican Grill Inc. Class A	58,775	25,976
	Harman International Industries Inc.	315,304	24,669
*	AutoZone Inc.	30,917	23,565
	Ross Stores Inc.	434,302	23,192
	Netflix Inc.	211,925	21,737
	VF Corp.	341,600	21,289
	Las Vegas Sands Corp.	459,055	21,227
*	Liberty Global plc Class A	562,511	21,010
	Harley-Davidson Inc.	423,556	19,649
*	Discovery Communications Inc. Class A	661,314	18,418
	Under Armour Inc.	443,407	15,506
*	Under Armour Inc. Class A	355,433	13,410
	Wyndham Worldwide Corp.	189,622	12,779
	Industria de Diseno Textil SA ADR	629,788	10,580
	Dunkin' Brands Group Inc.	203,897	8,827
	Walt Disney Co.	86,256	8,558
^	Wayfair Inc.	206,516	8,504
	Marriott International Inc./MD Class A	120,150	7,935
	McDonald's Corp.	53,710	6,556
	CarMax Inc.	96,382	5,172
	Shake Shack Inc. Class A	51,553	1,974
	JD.com Inc. ADR	32,395	797
			1,388,909
Consumer Staples (5.3%)
	Walgreens Boots Alliance Inc.	1,338,167	103,574
	Estee Lauder Cos. Inc. Class A	690,133	63,340
	Monster Beverage Corp.	392,422	58,863
	Mondelez International Inc. Class A	1,038,131	46,187
	Kroger Co.	879,600	31,455
	PepsiCo Inc.	265,378	26,848
	CVS Health Corp.	155,732	15,020
	Costco Wholesale Corp.	65,098	9,685

Brown-Forman Corp. Class B	44,236	4,338
Colgate-Palmolive Co.	61,283	4,315
		363,625
Energy (0.4%)
Schlumberger Ltd.	224,500	17,129
Concho Resources Inc.	41,671	5,056
Apache Corp.	33,175	1,896
* Cobalt International Energy Inc.	662,380	1,484
		25,565
Financials (8.9%)
Intercontinental Exchange Inc.	450,887	122,244
Crown Castle International Corp.	1,276,778	115,944
Equinix Inc.	231,541	83,818
* Markel Corp.	52,690	50,214
MarketAxess Holdings Inc.	344,004	48,140
American Tower Corporation	350,148	37,039
Marsh & McLennan Cos. Inc.	490,686	32,420
MSCI Inc. Class A	297,056	23,702
* Affiliated Managers Group Inc.	119,800	20,788
First Republic Bank/CA	278,994	20,202
Moody's Corp.	179,900	17,745
M&T Bank Corp.	100,368	11,994
American Express Co.	116,856	7,684
TD Ameritrade Holding Corp.	187,930	6,140
Morgan Stanley	204,208	5,589
Interactive Brokers Group Inc.	112,900	4,536
		608,199
Health Care (16.1%)
Allergan plc	666,448	157,115
* Celgene Corp.	1,388,519	146,516
* Biogen Inc.	444,210	128,701
Bristol-Myers Squibb Co.	1,605,197	115,093
Novo Nordisk A/S ADR	1,412,806	79,174
UnitedHealth Group Inc.	454,755	60,787
DENTSPLY SIRONA Inc.	939,939	58,427
* Cerner Corp.	932,311	51,846
* Illumina Inc.	310,699	44,999
Medtronic plc	460,269	37,042
* Edwards Lifesciences Corp.	370,678	36,512
* Regeneron Pharmaceuticals Inc.	83,868	33,457
Zoetis Inc.	562,700	26,683
* IDEXX Laboratories Inc.	304,172	26,636
Gilead Sciences Inc.	205,870	17,923
* IMS Health Holdings Inc.	580,111	15,147
BioMarin Pharmaceutical Inc.	123,598	11,081
ABIOMED Inc.	98,510	9,783
Alexion Pharmaceuticals Inc.	60,901	9,190
Waters Corp.	61,715	8,489
Shire plc ADR	41,615	7,747
^ Juno Therapeutics Inc.	146,900	6,380
Genomic Health Inc.	203,823	5,462
Alnylam Pharmaceuticals Inc.	62,926	4,513
Vertex Pharmaceuticals Inc.	36,994	3,446
Seattle Genetics Inc.	45,430	1,837
		1,103,986

Industrials (7.3%)
Nielsen Holdings plc	1,971,752	105,272
* Verisk Analytics Inc. Class A	491,595	39,028
Fortune Brands Home & Security Inc.	639,785	37,536
Equifax Inc.	290,175	36,484
Union Pacific Corp.	412,200	34,703
* TransDigm Group Inc.	129,327	34,083
TransUnion	912,343	30,199
* IHS Inc. Class A	241,451	29,682
AMETEK Inc.	493,272	23,588
* Stericycle Inc.	235,267	23,054
Lockheed Martin Corp.	85,006	20,081
Danaher Corp.	196,803	19,357
Watsco Inc.	134,441	18,046
Kansas City Southern	146,601	13,648
JB Hunt Transport Services Inc.	132,323	10,946
Boeing Co.	69,012	8,706
Wabtec Corp./DE	111,300	8,612
NOW Inc.	436,642	7,571
		500,596
Information Technology (34.7%)
* Facebook Inc. Class A	2,133,458	253,476
Alphabet Inc. Class C	337,947	248,634
Visa Inc. Class A	2,688,835	212,257
MasterCard Inc. Class A	2,158,635	207,013
Microsoft Corp.	2,945,550	156,114
Alphabet Inc. Class A	199,482	149,382
Apple Inc.	1,481,964	147,989
PayPal Holdings Inc.	3,469,521	131,113
QUALCOMM Inc.	2,268,948	124,611
* Electronic Arts Inc.	1,500,094	115,132
* eBay Inc.	3,069,779	75,087
* Adobe Systems Inc.	698,809	69,511
Intuit Inc.	508,995	54,289
* salesforce.com Inc.	645,173	54,007
* Workday Inc. Class A	479,432	36,360
* ServiceNow Inc.	507,597	36,359
* FleetCor Technologies Inc.	223,637	33,297
CDW Corp./DE	776,935	33,066
* Alibaba Group Holding Ltd. ADR	402,272	32,986
Global Payments Inc.	384,888	29,902
Texas Instruments Inc.	483,100	29,276
* Red Hat Inc.	372,447	28,850
* Alliance Data Systems Corp.	126,142	28,028
* Cognizant Technology Solutions Corp. Class A	431,312	26,500
Accenture plc Class A	130,400	15,514
^ Zillow Group Inc.	465,932	13,363
^ GrubHub Inc.	388,290	9,936
Tencent Holdings Ltd.	434,910	9,691
Tableau Software Inc. Class A	136,500	7,022
Palo Alto Networks Inc.	40,273	5,254
Splunk Inc.	83,132	4,776
Zillow Group Inc. Class A	27,624	808
		2,379,603
Materials (1.3%)
Sherwin-Williams Co.	126,125	36,714

Eagle Materials Inc.			263,196	20,614
Martin Marietta Materials Inc.			100,741	19,044
PPG Industries Inc.			157,600	16,970
				93,342
Other (0.0%)
*,2 WeWork Class A PP			52,398	2,630
3 Vanguard Growth ETF			3,100	335
				2,965
Telecommunication Services (0.3%)
* SBA Communications Corp. Class A			195,841	19,467

Total Common Stocks (Cost $4,771,159)				6,486,257
Preferred Stocks (1.6%)
*,2 Uber Technologies PP			1,408,784	68,709
*,2 WeWork Pfd. D1 PP			260,418	13,071
*,2 WeWork Pfd. D2 PP			204,614	10,270
*,2 Pinterest Prf G PP			1,596,475	10,026
*,2 Cloudera, Inc. Pfd.			300,088	5,426
Total Preferred Stocks (Cost $45,428)				107,502
Convertible Preferred Stocks (0.2%)
*,2 Airbnb Inc. (Cost $11,928)			128,123	15,324

	Coupon
Temporary Cash Investments (4.0%)1
Money Market Fund (3.6%)
4,5 Vanguard Market Liquidity Fund	0.523%		242,684,924	242,685

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 5/31/16, Repurchase Value
$15,500,000, collateralized by Government
National Mortgage Assn. 3.500%, 3/20/45,
with a value of $15,810,000)	0.300%	6/1/16	15,500	15,500

U.S. Government and Agency Obligations (0.2%)
6,7 Federal Home Loan Bank Discount Notes	0.572%	7/6/16	5,000	4,998
6,7 Federal Home Loan Bank Discount Notes	0.335%	7/22/16	10,000	9,995
				14,993
Total Temporary Cash Investments (Cost $273,177)				273,178
Total Investments (100.3%) (Cost $5,101,692)				6,882,261
Other Assets and Liabilities-Net (-0.3%)5				(18,647)
Net Assets (100%)				6,863,614

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,232,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.9% and 1.6%, respectively, of net assets.
2 Restricted securities totaling $125,456,000 represents 1.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $8,383,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $6,897,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

U.S. Growth Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,473,936	9,691	2,630
Preferred Stocks	—	—	107,502
Convertible Preferred Stocks	—	—	15,324
Temporary Cash Investments	242,685	30,493	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(174)	—	—
Total	6,716,456	40,184	125,456
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks,
Preferred Stocks,
and Convertible
Preferred Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of August 31, 2015	106,035
Change in Unrealized Appreciation (Depreciation)	19,421
Balance as of May 31, 2016	125,456
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2016, was $19,421,000.

U.S. Growth Fund

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2016:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)

Common Stocks	2,630	Market Approach	Recent Market	$50.192
			Transaction

Preferred Stocks	107,502	Market Approach	Recent Market	50.192
			Transaction
			Recent Market
			Transaction	48.772
			Comparable
			Company Approach	18.080
			Comparable	6.280
			Company Approach

Convertible	15,324	Market Approach	Comparable	119.600
Preferred Stocks			Company Approach

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

U.S. Growth Fund

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	1,449	151,776	2,165
E-mini S&P Mid-Cap 400 Index	June 2016	94	14,023	931
				3,096

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At May 31, 2016, the cost of investment securities for tax purposes was $5,101,692,000. Net unrealized appreciation of investment securities for tax purposes was $1,780,569,000, consisting of unrealized gains of $1,967,858,000 on securities that had risen in value since their purchase and $187,289,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard International Growth Fund

	Schedule of Investments
	As of May 31, 2016

			Market
			Value
		Shares	($000)
	Common Stocks (98.7%)1
	Australia (0.7%)
	Brambles Ltd.	8,481,440	78,601
	Amcor Ltd.	3,421,164	40,194
	Orica Ltd.	3,443,000	33,759
			152,554
	Brazil (0.9%)
	Raia Drogasil SA	5,577,249	89,116
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	12,567,800	55,368
	Banco Bradesco SA Preference Shares	5,032,500	31,753
	Telefonica Brasil SA Preference Shares	2,257,600	26,171
			202,408
	Canada (2.5%)
	Toronto-Dominion Bank	5,042,277	219,594
	Canadian Pacific Railway Ltd.	577,967	74,803
	Suncor Energy Inc.	2,338,884	64,601
	Gildan Activewear Inc.	1,635,500	48,728
	Bank of Nova Scotia	955,000	46,710
	ShawCor Ltd.	1,569,000	37,653
	First Quantum Minerals Ltd.	5,000,000	32,790
			524,879
	China (13.5%)
	Tencent Holdings Ltd.	39,628,700	883,080
*	Baidu Inc. ADR	3,791,332	676,905
*	Alibaba Group Holding Ltd. ADR	7,600,608	623,250
*	Ctrip.com International Ltd. ADR	5,754,467	263,324
	New Oriental Education & Technology Group Inc. ADR	3,301,491	139,488
*	JD.com Inc. ADR	4,233,914	104,197
*,2	Internet Plus Holdings Ltd.	18,638,108	71,943
*	China Pacific Insurance Group Co. Ltd.	20,549,400	70,615
	CNOOC Ltd.	26,763,000	31,864
			2,864,666
	Denmark (2.4%)
*	Genmab A/S	906,214	163,788
	Novozymes A/S	3,172,000	150,928
	Novo Nordisk A/S Class B	1,871,763	104,751
	Chr Hansen Holding A/S	1,508,200	95,616
			515,083
	France (4.4%)
	L'Oreal SA	978,915	184,200
	Essilor International SA	1,313,021	171,542
	Kering	983,955	158,975
	Schneider Electric SE	1,681,034	108,675
	Danone SA	860,525	60,454
^	Societe Generale SA	1,397,000	57,646
	Airbus Group SE	914,000	56,875
^	TOTAL SA	1,044,851	50,675
	Sanofi	590,723	48,553

^	Publicis Groupe SA	670,000	48,537
			946,132
Germany (8.2%)
	SAP SE	3,147,515	254,918
*,3	Zalando SE	8,631,658	253,183
	BASF SE	2,874,396	222,241
	Fresenius Medical Care AG & Co. KGaA	1,702,815	147,886
	Bayerische Motoren Werke AG	1,572,032	132,840
	GEA Group AG	2,144,983	99,526
	Continental AG	426,615	91,603
	HeidelbergCement AG	1,046,393	89,587
*,2,4 Home24 AG		23,630	66,927
	Bayer AG	649,000	61,809
*,^,3 Rocket Internet SE		2,558,215	57,539
	MTU Aero Engines AG	548,000	51,798
*,2	HelloFresh	2,151,234	49,858
	adidas AG	295,000	37,766
^	HUGO BOSS AG	603,000	37,114
*	MorphoSys AG	604,515	33,928
*,2	CureVac GmbH	12,600	29,930
*,^	AIXTRON SE	3,130,112	19,710
			1,738,163
Hong Kong (4.9%)
	AIA Group Ltd.	123,737,400	726,599
	Jardine Matheson Holdings Ltd.	2,765,725	157,646
	Hong Kong Exchanges and Clearing Ltd.	4,582,630	109,736
	Techtronic Industries Co. Ltd.	12,200,000	48,993
			1,042,974
India (2.4%)
	Housing Development Finance Corp. Ltd.	7,692,900	141,446
	HDFC Bank Ltd.	5,800,790	101,847
	Idea Cellular Ltd.	52,437,143	89,507
	Zee Entertainment Enterprises Ltd.	12,596,830	82,945
*,2	ANI Technologies	1,231	51,182
*,2,3 Flipkart G Series		338,176	34,714
*,2,3 Flipkart H Series		135,569	14,463
			516,104
Indonesia (0.2%)
	Bank Mandiri Persero Tbk PT	75,060,100	49,726

Ireland (0.8%)
	Kerry Group plc Class A	1,782,700	160,931

Israel (1.5%)
*,^	Check Point Software Technologies Ltd.	2,404,636	204,322
	Teva Pharmaceutical Industries Ltd. ADR	2,093,232	108,576
			312,898
Italy (2.8%)
^	Fiat Chrysler Automobiles NV	33,048,917	236,059
^	Ferrari NV	3,683,415	156,303
	EXOR SPA	3,114,856	118,232
^	Intesa Sanpaolo SPA (Registered)	34,122,801	87,569
			598,163
Japan (12.4%)
	SoftBank Group Corp.	7,665,200	427,060

SMC Corp.	1,352,500	341,651
M3 Inc.	10,534,700	300,831
Rakuten Inc.	19,991,600	212,621
Bridgestone Corp.	4,950,800	169,442
Sumitomo Mitsui Financial Group Inc.	5,181,700	167,418
Kubota Corp.	7,171,600	104,385
Sekisui Chemical Co. Ltd.	7,826,300	101,415
KDDI Corp.	2,998,200	86,980
Pigeon Corp.	2,913,900	78,650
Tokio Marine Holdings Inc.	2,127,000	73,006
Japan Tobacco Inc.	1,813,000	71,497
ORIX Corp.	4,884,500	67,348
Keyence Corp.	101,000	63,598
Toyota Motor Corp.	1,227,000	63,449
MISUMI Group Inc.	4,100,000	62,429
Astellas Pharma Inc.	4,437,440	60,296
Suntory Beverage & Food Ltd.	1,222,500	57,189
SBI Holdings Inc.	4,470,400	46,253
Suzuki Motor Corp.	1,634,600	41,651
FANUC Corp.	258,900	39,431
		2,636,600
Luxembourg (0.3%)
*,2 Spotify Technology SA	26,474	59,000

Mexico (0.2%)
Grupo Financiero Banorte SAB de CV	9,940,521	51,979

Netherlands (1.6%)
ASML Holding NV	2,148,173	214,279
Akzo Nobel NV	962,326	65,252
ING Groep NV	5,172,000	64,001
		343,532
Norway (1.3%)
Statoil ASA	8,042,413	127,137
Schibsted ASA Class A	1,760,994	54,627
Schibsted ASA Class B	1,760,994	52,217
DNB ASA	3,826,713	48,952
		282,933
Other (0.2%)
5 Vanguard FTSE All-World ex-US ETF	1,128,434	49,324

Peru (0.1%)
Credicorp Ltd.	126,716	17,766

Portugal (0.3%)
Jeronimo Martins SGPS SA	3,627,182	58,799

Singapore (0.2%)
DBS Group Holdings Ltd.	3,690,748	41,531

South Africa (0.2%)
Sasol Ltd.	1,150,000	34,786

South Korea (1.9%)
*,^ Celltrion Inc.	1,951,529	162,113
NAVER Corp.	248,730	150,022

	Samsung Electronics Co. Ltd.	49,700	53,795
	Hankook Tire Co. Ltd.	955,000	41,015
			406,945
Spain (4.8%)
	Industria de Diseno Textil SA	18,131,315	612,559
	Banco Bilbao Vizcaya Argentaria SA	29,698,313	196,645
^	Banco Popular Espanol SA	71,441,840	117,625
^	Distribuidora Internacional de Alimentacion SA	12,745,795	76,214
*	Banco Popular Espanol SA Rights Exp. 06/11/2016	71,441,840	17,806
			1,020,849
Sweden (5.1%)
^	Atlas Copco AB Class A	12,605,874	325,761
	Svenska Handelsbanken AB Class A	22,936,064	293,764
	Investment AB Kinnevik	8,819,732	214,742
^	Assa Abloy AB Class B	5,586,355	115,973
^	Elekta AB Class B	8,638,260	68,117
^	Alfa Laval AB	3,483,662	52,676
	Investment AB Kinnevik	8,819,732	18,927
			1,089,960
Switzerland (4.4%)
	Nestle SA	3,458,213	255,561
	Roche Holding AG	850,456	223,377
	Syngenta AG	375,554	147,677
	Cie Financiere Richemont SA	2,061,828	121,530
	Novartis AG	907,000	72,081
	Lonza Group AG	411,191	71,026
	LafargeHolcim Ltd.	988,500	44,497
			935,749
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	48,491,000	232,016

Thailand (0.6%)
	Kasikornbank PCL (Foreign)	25,403,256	124,964

United Kingdom (11.8%)
	ARM Holdings plc	20,289,788	290,628
	Rolls-Royce Holdings plc	32,389,110	290,429
	Prudential plc	12,778,412	254,766
^	Royal Dutch Shell plc Class A	5,824,946	141,561
	Reckitt Benckiser Group plc	1,289,796	128,411
	Vodafone Group plc	33,213,182	110,923
	Aggreko plc	6,818,283	110,894
	Diageo plc	3,725,942	101,104
	Lloyds Banking Group plc	96,639,659	100,597
	BHP Billiton plc	8,318,325	98,038
	Standard Chartered plc	12,113,392	92,535
	Burberry Group plc	5,827,453	90,489
	Capita plc	5,799,519	89,162
	Unilever plc	1,520,000	69,236
	Carnival plc	1,384,294	68,132
	GlaxoSmithKline plc	3,237,792	67,666
*,2	Skyscanner	366,415	54,168
	WPP plc	2,343,263	54,040
*,^	Ocado Group plc	12,833,540	50,296
	Ultra Electronics Holdings plc	1,720,000	43,096
	Inchcape plc	4,370,000	43,051

	Intertek Group plc			943,000	42,796
	Spectris plc			1,650,000	40,038
	G4S plc			14,450,000	39,011
	Barclays plc			14,765,339	38,859
	HSBC Holdings plc			1	—
					2,509,926
United States (7.0%)
*	Amazon.com Inc.			861,531	622,706
*	Illumina Inc.			2,127,202	308,083
*,^	Tesla Motors Inc.			1,178,679	263,116
	MercadoLibre Inc.			1,215,300	165,888
	Samsonite International SA			21,190,000	63,409
	ResMed Inc.			994,000	58,706
					1,481,908
Total Common Stocks (Cost $18,312,227)					21,003,248
Preferred Stock (0.2%)
*,2,4 You & Mr. Jones (Cost $44,800)				44,800,000	44,800
		Coupon
Temporary Cash Investments (5.4%)1
Money Market Fund (5.4%)
6,7	Vanguard Market Liquidity Fund	0.523%		1,143,640,350	1,143,640

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
8,9	Federal Home Loan Bank Discount Notes	0.450%	8/19/16	4,900	4,896
8	Federal Home Loan Bank Discount Notes	0.511%	10/12/16	1,100	1,098
					5,994
Total Temporary Cash Investments (Cost $1,149,633)					1,149,634
Total Investments (104.3%) (Cost $19,506,660)					22,197,682
Other Assets and Liabilities-Net (-4.3%)7,10					(915,984)
Net Assets (100%)					21,281,698

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $843,442,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 5.1%, respectively, of net assets.
2 Restricted securities totaling $476,985,000, representing 2.2% of net assets.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $359,899,000, representing 1.7% of net assets.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $922,391,000 of collateral received for securities on loan.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $4,896,000 have been segregated as initial margin for open futures contracts.
10 Cash of $748,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.

International Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,215,531	63,409	—
Common Stocks—Other	2,169,386	16,122,737	432,185
Preferred Stocks	—	—	44,800
Temporary Cash Investments	1,143,640	5,994	—
Futures Contracts—Assets[1]	143	—	—
Futures Contracts—Liabilities[1]	(389)	—	—
Forward Currency Contracts—Assets	—	4,917	—

International Growth Fund

Forward Currency Contracts—Liabilities	—	(3,348)	—
Total	5,528,311	16,193,709	476,985
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2015	192,068	—
Purchases	261,019	44,800
Change in Unrealized Appreciation (Depreciation)	(20,902)	—
Balance as of May 31, 2016	432,185	44,800
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2016, was ($20,902,000).

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of May 31, 2016:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)
Common Stocks	432,185	Market Approach	Purchase Price	$41,577.974
			Purchase Price	2,832.300
			Purchase Price	2,375.366
			Purchase Price	2,228.610
			Purchase Price	147.833
			Purchase Price	106.680
			Recent Market	102.650
			Transaction
			Purchase Price
				23.177
			Purchase Price
				3.860
Preferred Stocks	44,800	Market Approach	Purchase Price	1.000

International Growth Fund

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2016	783	26,612	49
Topix Index	June 2016	145	18,003	(92)

International Growth Fund

FTSE 100 Index	June 2016	193	17,472	(809)
S&P ASX 200 Index	June 2016	110	10,722	381
				(471)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank PLC	6/22/16	EUR	57,463	USD	64,672	(681)
Deutsche Bank AG	6/22/16	EUR	35,324	USD	39,218	118
Deutsche Bank AG	6/22/16	GBP	21,606	USD	31,276	22
BNP Paribas	6/14/16	JPY	3,396,656	USD	30,225	466
Goldman Sachs International	6/14/16	JPY	2,198,000	USD	19,805	55
JPMorgan Chase Bank N.A.	6/22/16	GBP	13,445	USD	19.488	(12)
JPMorgan Chase Bank N.A.	6/22/16	GBP	12,425	USD	17,539	459
Morgan Stanley Capital
Services LLC	6/21/16	AUD	22,313	USD	16,514	(401)
Citibank, N.A.	6/14/16	JPY	1,842,650	USD	16,432	217
Barclays Bank PLC	6/21/16	AUD	15,500	USD	11,925	(731)
Goldman Sachs International	6/21/16	AUD	12,445	USD	9,323	(336)
Morgan Stanley Capital
Services LLC	6/14/16	JPY	674,730	USD	6,044	52
Citibank, N.A.	6/22/16	GBP	3,097	USD	4,487	—
Barclays Bank PLC	6/22/16	GBP	2,734	USD	3,915	45
UBS AG	6/14/16	JPY	418,050	USD	3,824	(47)
JPMorgan Chase Bank N.A.	6/21/16	AUD	3,746	USD	2,828	(122)
UBS AG	6/21/16	AUD	3,023	USD	2,336	(153)
BNP Paribas	6/22/16	GBP	258	USD	372	—
Barclays Bank PLC	6/22/16	USD	45,109	EUR	39,711	888
Citibank, N.A.	6/22/16	USD	21,223	GBP	14,801	(218)
Citibank, N.A.	6/14/16	USD	19,986	JPY	2,176,405	321
Barclays Bank PLC	6/22/16	USD	18,622	GBP	13,065	(304)
UBS AG	6/14/16	USD	10,599	JPY	1,144,985	254
UBS AG	6/21/16	USD	9,225	AUD	12,279	357
Citibank, N.A.	6/22/16	USD	8,670	EUR	7,582	227

International Growth Fund

Citibank, N.A.	6/21/16	USD	7,478	AUD	10,042	227
BNP Paribas	6/14/16	USD	7,295	JPY	799,380	72
Bank of America, N.A.	6/22/16	USD	7,073	EUR	6,311	45
BNP Paribas	6/22/16	USD	6,740	EUR	5,962	102
Barclays Bank PLC	6/14/16	USD	6,149	JPY	688,580	(72)
BNP Paribas	6/21/16	USD	5,748	AUD	7,383	417
Morgan Stanley Capital
Services LLC	6/22/16	USD	5,368	GBP	3,678	40
Citibank, N.A.	6/14/16	USD	5,203	JPY	578,350	(23)
UBS AG	6/22/16	USD	4,540	EUR	3,981	107
Goldman Sachs International	6/22/16	USD	4,222	EUR	3,721	78
Goldman Sachs International	6/22/16	USD	3,962	GBP	2,756	(31)
UBS AG	6/21/16	USD	3,952	AUD	5,476	(3)
BNP Paribas	6/14/16	USD	3,615	JPY	409,350	(84)
JPMorgan Chase Bank N.A.	6/22/16	USD	3,539	GBP	2,484	(59)
JPMorgan Chase Bank N.A.	6/22/16	USD	2,890	GBP	1,988	11
UBS AG	6/14/16	USD	2,426	JPY	272,400	(36)
JPMorgan Chase Bank N.A.	6/14/16	USD	2,400	JPY	269,500	(35)
Barclays Bank PLC	6/21/16	USD	2,149	AUD	2,817	114
Goldman Sachs International	6/22/16	USD	2,025	GBP	1,396	3
Barclays Bank PLC	6/14/16	USD	1,960	JPY	214,080	26
Goldman Sachs International	6/21/16	USD	1,936	AUD	2,533	106
JPMorgan Chase Bank N.A.	6/21/16	USD	1,801	AUD	2,372	88
BNP Paribas	6/22/16	USD	1,663	GBP	1,148	—
						1,569
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At May 31, 2016, the counterparty (counterparties) had deposited in segregated accounts securities and cash with a value of $2,688,000 in connection with open forward currency contracts.

E. At May 31, 2016, the cost of investment securities for tax purposes was $19,506,660,000. Net unrealized appreciation of investment securities for tax purposes was $2,691,022,000, consisting of unrealized gains of $4,709,685,000 on securities that had risen in value since their purchase and $2,018,663,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

International Growth Fund

			Current Period Transactions
			Proceeds
	Aug. 31, 2015		from		Capital Gain	May 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Home24 AG	67,499	—	—	—	—	66,927
Vanguard FTSE All-World	—	47,801	—	545	—	49,324
ex-US ETF
Vanguard Market Liquidity	558,678	NA1	NA1	827	—	1,143,640
Fund
You & Mr. Jones	—	44,800	—	—	—	44,800
Total	626,177			1,372	—	1,304,691
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (1.9%)
Ecolab Inc.	46,451	5,446
Praxair Inc.	48,889	5,371
Air Products & Chemicals Inc.	36,749	5,242
LyondellBasell Industries NV Class A	62,453	5,081
PPG Industries Inc.	46,055	4,959
Newmont Mining Corp.	90,372	2,929
Nucor Corp.	53,377	2,589
Alcoa Inc.	229,028	2,123
International Flavors & Fragrances Inc.	14,045	1,812
Mosaic Co.	58,859	1,485
Ashland Inc.	11,314	1,283
Avery Dennison Corp.	15,786	1,174
FMC Corp.	24,423	1,160
CF Industries Holdings Inc.	41,604	1,151
Westlake Chemical Corp.	8,328	367
		42,172
Consumer Goods (10.7%)
Procter & Gamble Co.	470,802	38,154
PepsiCo Inc.	252,229	25,518
Mondelez International Inc. Class A	270,380	12,029
Colgate-Palmolive Co.	156,038	10,987
NIKE Inc. Class B	191,755	10,589
Ford Motor Co.	669,336	9,029
Kraft Heinz Co.	101,840	8,472
Kimberly-Clark Corp.	63,006	8,004
General Motors Co.	247,493	7,742
General Mills Inc.	103,305	6,485
Johnson Controls Inc.	112,247	4,956
Activision Blizzard Inc.	117,839	4,626
* Electronic Arts Inc.	51,384	3,944
Newell Brands Inc.	78,341	3,736
VF Corp.	57,634	3,592
Estee Lauder Cos. Inc. Class A	37,023	3,398
ConAgra Foods Inc.	73,959	3,380
Delphi Automotive plc	48,193	3,275
Kellogg Co.	42,773	3,181
Dr Pepper Snapple Group Inc.	32,332	2,955
Stanley Black & Decker Inc.	25,998	2,942
Clorox Co.	22,447	2,885
Mead Johnson Nutrition Co.	31,884	2,623
JM Smucker Co.	19,986	2,581
Genuine Parts Co.	26,436	2,562
Hershey Co.	26,781	2,487
Whirlpool Corp.	13,180	2,301
Church & Dwight Co. Inc.	22,434	2,209
* Mohawk Industries Inc.	10,645	2,094
McCormick & Co. Inc.	19,960	1,937
Mattel Inc.	60,152	1,918

		Market
		Value
	Shares	($000)
Campbell Soup Co.	31,380	1,901
Coach Inc.	47,507	1,873
Autoliv Inc.	15,273	1,873
Hanesbrands Inc.	66,907	1,811
DR Horton Inc.	58,589	1,790
Bunge Ltd.	24,957	1,674
Hormel Foods Corp.	47,457	1,633
* LKQ Corp.	47,112	1,558
Snap-on Inc.	9,437	1,527
Lear Corp.	12,831	1,524
Coca-Cola European Partners plc	38,943	1,511
Harley-Davidson Inc.	31,370	1,455
BorgWarner Inc.	37,945	1,291
* Michael Kors Holdings Ltd.	29,812	1,274
PVH Corp.	13,386	1,256
Leggett & Platt Inc.	23,888	1,201
* Under Armour Inc. Class A	30,458	1,149
Under Armour Inc.	32,033	1,120
* lululemon athletica Inc.	16,766	1,090
Harman International Industries Inc.	12,562	983
Ralph Lauren Corp. Class A	10,130	956
* Herbalife Ltd.	15,763	913
Edgewell Personal Care Co.	10,809	859
Polaris Industries Inc.	9,956	846
* Toll Brothers Inc.	28,325	826
		234,485
Consumer Services (10.9%)
Home Depot Inc.	216,914	28,659
Walt Disney Co.	282,318	28,012
McDonald's Corp.	153,493	18,735
CVS Health Corp.	191,729	18,492
Starbucks Corp.	247,000	13,558
Lowe's Cos. Inc.	158,412	12,693
* Priceline Group Inc.	8,611	10,887
Time Warner Inc.	138,073	10,447
TJX Cos. Inc.	117,468	8,942
McKesson Corp.	39,838	7,296
* O'Reilly Automotive Inc.	17,228	4,556
Cardinal Health Inc.	57,243	4,519
Sysco Corp.	91,387	4,397
Dollar General Corp.	46,784	4,206
* AutoZone Inc.	5,275	4,021
Ross Stores Inc.	69,999	3,738
Omnicom Group Inc.	41,805	3,484
* Dollar Tree Inc.	38,299	3,467
Nielsen Holdings plc	60,722	3,242
Viacom Inc. Class B	59,371	2,634
L Brands Inc.	37,371	2,562
AmerisourceBergen Corp. Class A	33,355	2,501
* Ulta Salon Cosmetics & Fragrance Inc.	10,575	2,464
Expedia Inc.	20,812	2,315
* Chipotle Mexican Grill Inc. Class A	5,173	2,286
Advance Auto Parts Inc.	12,577	1,935

		Market
		Value
	Shares	($000)
* CarMax Inc.	33,865	1,817
Macy's Inc.	53,859	1,789
Tractor Supply Co.	17,600	1,691
Interpublic Group of Cos. Inc.	69,257	1,655
Best Buy Co. Inc.	47,616	1,532
Darden Restaurants Inc.	22,232	1,508
* IHS Inc. Class A	11,215	1,379
Signet Jewelers Ltd.	13,617	1,348
Foot Locker Inc.	23,331	1,305
Tiffany & Co.	20,521	1,271
* Bed Bath & Beyond Inc.	28,012	1,253
* Discovery Communications Inc.	43,924	1,176
Kohl's Corp.	30,598	1,103
Staples Inc.	110,737	974
Nordstrom Inc.	24,992	949
TEGNA Inc.	38,583	886
H&R Block Inc.	40,578	867
Dun & Bradstreet Corp.	6,387	810
* Hertz Global Holdings Inc.	82,323	798
Scripps Networks Interactive Inc. Class A	11,824	761
* Discovery Communications Inc. Class A	26,207	730
Gap Inc.	40,323	725
* AutoNation Inc.	12,317	621
		236,996
Financials (23.9%)
Wells Fargo & Co.	874,300	44,345
JPMorgan Chase & Co.	635,901	41,505
Bank of America Corp.	1,798,950	26,607
Visa Inc. Class A	331,793	26,192
Citigroup Inc.	512,923	23,887
MasterCard Inc. Class A	171,472	16,444
US Bancorp	302,788	12,965
American International Group Inc.	197,740	11,445
Goldman Sachs Group Inc.	68,810	10,974
Simon Property Group Inc.	53,872	10,647
Chubb Ltd.	80,387	10,178
American Express Co.	145,266	9,553
Bank of New York Mellon Corp.	188,812	7,941
PNC Financial Services Group Inc.	87,297	7,834
BlackRock Inc.	21,303	7,751
American Tower Corporation	73,084	7,731
MetLife Inc.	155,022	7,061
Morgan Stanley	241,656	6,614
Public Storage	25,368	6,436
Prudential Financial Inc.	78,441	6,216
Capital One Financial Corp.	82,372	6,033
Marsh & McLennan Cos. Inc.	90,570	5,984
Charles Schwab Corp.	192,158	5,876
Travelers Cos. Inc.	51,159	5,839
Intercontinental Exchange Inc.	20,622	5,591
CME Group Inc.	55,400	5,423
S&P Global Inc.	45,667	5,106
Aon plc	46,677	5,100

		Market
		Value
	Shares	($000)
BB&T Corp.	138,930	5,053
Aflac Inc.	70,617	4,905
* Synchrony Financial	143,863	4,489
Allstate Corp.	65,423	4,417
State Street Corp.	69,133	4,360
Equity Residential	62,358	4,316
Prologis Inc.	90,260	4,290
AvalonBay Communities Inc.	23,846	4,289
Weyerhaeuser Co.	135,763	4,277
Equinix Inc.	11,798	4,271
Welltower Inc.	61,200	4,217
Discover Financial Services	73,594	4,181
SunTrust Banks Inc.	88,404	3,874
Ventas Inc.	57,869	3,838
Moody's Corp.	33,917	3,346
Boston Properties Inc.	26,321	3,307
T. Rowe Price Group Inc.	41,525	3,200
Progressive Corp.	94,698	3,153
Hartford Financial Services Group Inc.	69,786	3,152
Ameriprise Financial Inc.	30,549	3,106
M&T Bank Corp.	25,634	3,063
Willis Towers Watson plc	23,625	3,025
Northern Trust Corp.	39,982	2,963
Fifth Third Bancorp	140,149	2,645
HCP Inc.	80,448	2,644
Realty Income Corp.	43,551	2,617
Equifax Inc.	20,394	2,564
Franklin Resources Inc.	66,926	2,500
Digital Realty Trust Inc.	25,207	2,406
Invesco Ltd.	74,249	2,331
Principal Financial Group Inc.	52,137	2,323
General Growth Properties Inc.	86,153	2,315
Regions Financial Corp.	230,793	2,269
* Markel Corp.	2,253	2,147
Citizens Financial Group Inc.	90,582	2,133
Macerich Co.	27,051	2,065
Lincoln National Corp.	44,127	2,023
Kimco Realty Corp.	70,569	1,989
Loews Corp.	47,734	1,932
KeyCorp	148,500	1,904
First Republic Bank	25,065	1,815
XL Group plc Class A	50,509	1,735
Annaly Capital Management Inc.	162,849	1,723
Cincinnati Financial Corp.	24,810	1,714
Western Union Co.	85,926	1,671
Unum Group	42,535	1,570
* Arch Capital Group Ltd.	21,609	1,570
Iron Mountain Inc.	41,776	1,535
Huntington Bancshares Inc.	145,875	1,524
Comerica Inc.	31,850	1,500
* Alleghany Corp.	2,743	1,495
* CBRE Group Inc. Class A	49,906	1,490
VEREIT Inc.	154,625	1,483
* Ally Financial Inc.	81,724	1,466

		Market
		Value
	Shares	($000)
Arthur J Gallagher & Co.	29,618	1,431
Duke Realty Corp.	57,431	1,359
Everest Re Group Ltd.	7,369	1,320
Regency Centers Corp.	17,116	1,311
New York Community Bancorp Inc.	81,064	1,276
Voya Financial Inc.	37,193	1,222
Torchmark Corp.	19,551	1,205
CIT Group Inc.	35,125	1,203
TD Ameritrade Holding Corp.	36,574	1,195
American Capital Agency Corp.	58,769	1,110
Zions Bancorporation	37,207	1,043
WR Berkley Corp.	16,885	963
Navient Corp.	69,936	959
Assurant Inc.	10,868	950
Liberty Property Trust	25,004	933
Axis Capital Holdings Ltd.	16,131	890
RenaissanceRe Holdings Ltd.	7,372	852
People's United Financial Inc.	53,169	844
Commerce Bancshares Inc.	16,072	786
Hospitality Properties Trust	28,760	736
Weingarten Realty Investors	18,901	711
Legg Mason Inc.	14,680	507
* Santander Consumer USA Holdings Inc.	22,543	290
Four Corners Property Trust Inc.	10,362	201
		520,765
Health Care (19.3%)
Johnson & Johnson	475,470	53,581
Pfizer Inc.	1,060,463	36,798
Merck & Co. Inc.	480,238	27,018
UnitedHealth Group Inc.	166,258	22,224
Bristol-Myers Squibb Co.	288,408	20,679
Amgen Inc.	130,897	20,675
Medtronic plc	244,711	19,694
AbbVie Inc.	282,851	17,800
Allergan plc	67,488	15,910
* Celgene Corp.	135,064	14,252
Eli Lilly & Co.	171,915	12,899
* Biogen Inc.	37,803	10,953
Abbott Laboratories	253,891	10,062
* Express Scripts Holding Co.	109,396	8,265
Aetna Inc.	60,686	6,871
Becton Dickinson and Co.	36,566	6,086
Anthem Inc.	45,451	6,007
* Alexion Pharmaceuticals Inc.	38,663	5,834
Cigna Corp.	44,564	5,709
* Regeneron Pharmaceuticals Inc.	14,036	5,599
Stryker Corp.	48,859	5,431
* Boston Scientific Corp.	231,117	5,249
Baxalta Inc.	112,822	5,103
Humana Inc.	25,607	4,417
* HCA Holdings Inc.	53,943	4,209
Zimmer Biomet Holdings Inc.	34,404	4,201
* Intuitive Surgical Inc.	6,440	4,088

		Market
		Value
	Shares	($000)
Zoetis Inc.	85,940	4,075
Baxter International Inc.	93,601	4,040
* Vertex Pharmaceuticals Inc.	41,832	3,897
St. Jude Medical Inc.	48,778	3,822
* Edwards Lifesciences Corp.	36,901	3,635
* Mylan NV	71,787	3,111
* DaVita HealthCare Partners Inc.	36,640	2,833
CR Bard Inc.	12,865	2,818
DENTSPLY SIRONA Inc.	41,678	2,591
* Henry Schein Inc.	14,347	2,493
* BioMarin Pharmaceutical Inc.	27,341	2,451
* Incyte Corp.	28,728	2,425
Perrigo Co. plc	23,352	2,238
* Laboratory Corp. of America Holdings	17,283	2,211
Universal Health Services Inc. Class B	15,666	2,113
Quest Diagnostics Inc.	24,740	1,909
* Waters Corp.	13,531	1,861
* Centene Corp.	28,491	1,776
* Hologic Inc.	48,519	1,670
* Medivation Inc.	27,006	1,633
* Jazz Pharmaceuticals plc	9,660	1,464
* Varian Medical Systems Inc.	16,436	1,361
* Mallinckrodt plc	19,589	1,241
* Quintiles Transnational Holdings Inc.	14,417	979
* Alnylam Pharmaceuticals Inc.	12,213	876
Patterson Cos. Inc.	13,690	668
* Endo International plc	40,253	636
		420,441
Industrials (6.9%)
United Parcel Service Inc. Class B	122,204	12,598
Union Pacific Corp.	147,506	12,418
FedEx Corp.	44,565	7,352
PayPal Holdings Inc.	189,801	7,173
Automatic Data Processing Inc.	80,244	7,049
Illinois Tool Works Inc.	56,216	5,961
Eaton Corp. plc	79,962	4,928
Waste Management Inc.	77,663	4,734
CSX Corp.	164,508	4,348
Norfolk Southern Corp.	51,365	4,318
Deere & Co.	50,746	4,176
* Fiserv Inc.	38,478	4,053
Sherwin-Williams Co.	13,099	3,813
Cummins Inc.	29,920	3,425
PACCAR Inc.	61,261	3,415
Tyco International plc	72,474	3,089
Parker-Hannifin Corp.	23,552	2,705
Vulcan Materials Co.	22,958	2,680
Rockwell Automation Inc.	22,472	2,608
Agilent Technologies Inc.	56,691	2,601
* Alliance Data Systems Corp.	10,522	2,338
Martin Marietta Materials Inc.	11,524	2,178
WW Grainger Inc.	9,464	2,161
* Verisk Analytics Inc. Class A	27,191	2,159

			Market
			Value
		Shares	($000)
	Fastenal Co.	46,814	2,155
	AMETEK Inc.	40,371	1,930
	CH Robinson Worldwide Inc.	25,073	1,880
	Masco Corp.	57,321	1,871
	Dover Corp.	27,076	1,807
	Ball Corp.	24,346	1,760
	Xerox Corp.	174,948	1,744
	Kansas City Southern	18,431	1,716
	Fortune Brands Home & Security Inc.	27,066	1,588
	Expeditors International of Washington Inc.	32,650	1,585
	Sealed Air Corp.	33,826	1,571
	Total System Services Inc.	26,907	1,445
	Xylem Inc.	30,148	1,346
	Broadridge Financial Solutions Inc.	20,388	1,309
	JB Hunt Transport Services Inc.	15,674	1,297
*	Flextronics International Ltd.	92,656	1,154
	Allegion plc	16,500	1,116
*	Sensata Technologies Holding NV	29,914	1,106
*	Trimble Navigation Ltd.	43,111	1,103
	ManpowerGroup Inc.	12,513	998
*	Arrow Electronics Inc.	15,427	997
*	United Rentals Inc.	13,165	917
	Avnet Inc.	22,117	907
*	Keysight Technologies Inc.	29,100	891
	Robert Half International Inc.	21,105	878
	Bemis Co. Inc.	16,475	829
	MDU Resources Group Inc.	34,907	798
	Jabil Circuit Inc.	30,588	584
			149,562
Oil & Gas (3.0%)
	Occidental Petroleum Corp.	131,546	9,924
	EOG Resources Inc.	95,070	7,735
	Kinder Morgan Inc.	320,956	5,803
	Pioneer Natural Resources Co.	28,235	4,527
	Valero Energy Corp.	82,052	4,488
	Anadarko Petroleum Corp.	84,546	4,385
	Apache Corp.	69,172	3,952
	Spectra Energy Corp.	105,581	3,364
	Devon Energy Corp.	84,006	3,032
	Williams Cos. Inc.	126,994	2,814
	EQT Corp.	27,902	2,044
	Marathon Oil Corp.	152,032	1,987
	Columbia Pipeline Group Inc.	69,740	1,781
*	Newfield Exploration Co.	38,553	1,572
	Tesoro Corp.	19,807	1,547
	Helmerich & Payne Inc.	21,740	1,329
	Range Resources Corp.	30,682	1,307
*	FMC Technologies Inc.	39,195	1,067
	Murphy Oil Corp.	33,183	1,026
	Core Laboratories NV	7,227	876
*	First Solar Inc.	12,065	599
	Ensco plc Class A	58,178	575
			65,734

			Market
			Value
		Shares	($000)
Technology (22.6%)
	Apple Inc.	958,872	95,753
	Microsoft Corp.	1,327,151	70,339
*	Facebook Inc. Class A	377,143	44,808
	Alphabet Inc. Class C	50,861	37,419
	Alphabet Inc. Class A	49,770	37,270
	Intel Corp.	820,029	25,905
	Cisco Systems Inc.	870,972	25,302
	Oracle Corp.	553,295	22,242
	QUALCOMM Inc.	259,660	14,261
	Texas Instruments Inc.	176,107	10,672
	EMC Corp.	336,748	9,412
*	salesforce.com Inc.	104,423	8,741
*	Adobe Systems Inc.	86,731	8,627
*	Cognizant Technology Solutions Corp. Class A	105,287	6,469
	Applied Materials Inc.	196,222	4,792
*	NXP Semiconductors NV	48,971	4,627
	Intuit Inc.	41,247	4,399
	NVIDIA Corp.	89,953	4,203
	Corning Inc.	191,387	3,998
*	Cerner Corp.	50,752	2,822
*	Red Hat Inc.	31,466	2,437
*	Micron Technology Inc.	183,601	2,335
*	Autodesk Inc.	38,918	2,268
	Lam Research Corp.	27,140	2,247
*	Citrix Systems Inc.	26,355	2,238
	Skyworks Solutions Inc.	32,756	2,187
	Western Digital Corp.	46,102	2,146
	Xilinx Inc.	44,032	2,087
	KLA-Tencor Corp.	27,635	2,015
*	Check Point Software Technologies Ltd.	23,593	2,005
	Symantec Corp.	115,202	2,000
	Maxim Integrated Products Inc.	48,916	1,857
*	ServiceNow Inc.	25,917	1,856
	CA Inc.	53,720	1,736
*	VeriSign Inc.	19,035	1,627
*	Akamai Technologies Inc.	29,279	1,598
	Juniper Networks Inc.	65,766	1,540
	Amdocs Ltd.	26,006	1,508
	CDK Global Inc.	26,650	1,474
*	Workday Inc. Class A	19,394	1,471
*	Synopsys Inc.	26,627	1,376
*	F5 Networks Inc.	11,917	1,313
	NetApp Inc.	51,038	1,303
*	Splunk Inc.	21,989	1,263
*,^ Mobileye NV		30,245	1,148
	Seagate Technology plc	49,536	1,118
*	Yandex NV Class A	41,935	864
*	VMware Inc. Class A	11,891	720
*	IMS Health Holdings Inc.	26,719	698
	CSRA Inc.	28,082	696
*	Teradata Corp.	24,486	694
*	Rackspace Hosting Inc.	20,119	503
			492,389

				Market
				Value
			Shares	($000)
Telecommunications (0.2%)
* T-Mobile US Inc.			44,727	1,912
Frontier Communications Corp.			201,859	1,044
*,^ Sprint Corp.			151,004	574
				3,530
Utilities (0.6%)
Sempra Energy			41,703	4,467
American Water Works Co. Inc.			30,909	2,290
CenterPoint Energy Inc.			75,191	1,694
ONEOK Inc.			39,086	1,690
NiSource Inc.			53,461	1,276
TECO Energy Inc.			45,957	1,266
* Calpine Corp.			55,441	821
Questar Corp.			29,475	743
				14,247
Total Common Stocks (Cost $1,811,340)				2,180,321
Temporary Cash Investments (0.1%)	Coupon
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $1,391)	0.523%		1,391,000	1,391

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 Federal Home Loan Bank Discount Notes	0.617%	6/10/16	200	200
Total Temporary Cash Investments (Cost $1,591)				1,591
Total Investments (100.1%) (Cost $1,812,931)				2,181,912
Other Assets and Liabilities-Net (-0.1%)1				(1,769)
Net Assets (100%)				2,180,143

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,341,000.
1 Includes $1,391,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

FTSE Social Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,180,321	—	—
Temporary Cash Investments	1,391	200	—
Total	2,181,712	200	—

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,812,931,000. Net unrealized appreciation of investment securities for tax purposes was $368,981,000, consisting of unrealized gains of $434,860,000 on securities that had risen in value since their purchase and $65,879,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.9%)
Dow Chemical Co.	83,972	4,313
EI du Pont de Nemours & Co.	65,495	4,284
Praxair Inc.	21,408	2,352
Ecolab Inc.	19,928	2,336
PPG Industries Inc.	20,125	2,167
LyondellBasell Industries NV Class A	26,019	2,117
Air Products & Chemicals Inc.	14,554	2,076
International Paper Co.	30,985	1,306
Nucor Corp.	24,030	1,166
		22,117
Consumer Goods (10.3%)
Procter & Gamble Co.	203,492	16,491
Coca-Cola Co.	293,160	13,075
Philip Morris International Inc.	116,471	11,493
PepsiCo Inc.	108,653	10,992
Altria Group Inc.	147,137	9,364
NIKE Inc. Class B	101,431	5,601
Mondelez International Inc. Class A	112,030	4,984
Colgate-Palmolive Co.	67,107	4,725
Ford Motor Co.	292,989	3,952
Kraft Heinz Co.	45,675	3,800
Monsanto Co.	33,171	3,731
Kimberly-Clark Corp.	27,173	3,452
General Motors Co.	104,510	3,269
Reynolds American Inc.	64,500	3,206
General Mills Inc.	44,663	2,804
Johnson Controls Inc.	48,738	2,152
Constellation Brands Inc. Class A	12,597	1,929
Archer-Daniels-Midland Co.	44,504	1,904
* Tesla Motors Inc.	8,233	1,838
^ Monster Beverage Corp.	11,575	1,736
Activision Blizzard Inc.	41,112	1,614
VF Corp.	25,573	1,594
Estee Lauder Cos. Inc. Class A	16,630	1,526
Kellogg Co.	18,367	1,366
Stanley Black & Decker Inc.	11,419	1,292
Mead Johnson Nutrition Co.	14,050	1,156
Hershey Co.	10,573	982
Campbell Soup Co.	15,162	918
Delphi Automotive plc	10,336	703
Brown-Forman Corp. Class B	7,074	694
		122,343
Consumer Services (13.9%)
* Amazon.com Inc.	28,340	20,484
Home Depot Inc.	95,375	12,601
Comcast Corp. Class A	182,862	11,575
Walt Disney Co.	110,369	10,951
Wal-Mart Stores Inc.	120,362	8,519

McDonald's Corp.	67,783	8,274
CVS Health Corp.	82,608	7,968
Starbucks Corp.	105,574	5,795
Lowe's Cos. Inc.	68,849	5,517
Walgreens Boots Alliance Inc.	64,856	5,020
Costco Wholesale Corp.	33,051	4,917
* Priceline Group Inc.	3,737	4,725
Time Warner Inc.	56,474	4,273
TJX Cos. Inc.	47,872	3,644
Charter Communications Inc. Class A	15,169	3,321
Target Corp.	46,301	3,185
McKesson Corp.	17,222	3,154
* Netflix Inc.	30,644	3,143
Delta Air Lines Inc.	58,554	2,545
Kroger Co.	69,746	2,494
Twenty-First Century Fox Inc. Class A	84,142	2,430
Yum! Brands Inc.	29,298	2,405
* eBay Inc.	84,226	2,060
Southwest Airlines Co.	47,988	2,039
Cardinal Health Inc.	24,748	1,954
* O'Reilly Automotive Inc.	7,029	1,859
Sysco Corp.	38,206	1,838
* AutoZone Inc.	2,278	1,736
CBS Corp. Class B	30,714	1,695
Omnicom Group Inc.	17,963	1,497
Carnival Corp.	31,064	1,483
American Airlines Group Inc.	45,370	1,448
Las Vegas Sands Corp.	29,964	1,386
L Brands Inc.	18,565	1,273
Viacom Inc. Class B	25,549	1,134
Twenty-First Century Fox Inc.	33,041	966
Dollar General Corp.	9,936	893
Hilton Worldwide Holdings Inc.	40,829	848
* DISH Network Corp. Class A	16,186	808
Macy's Inc.	23,652	785
* Sirius XM Holdings Inc.	154,272	620
* United Continental Holdings Inc.	13,377	603
AmerisourceBergen Corp. Class A	7,316	549
Starwood Hotels & Resorts Worldwide Inc.	6,447	473
* Liberty Interactive Corp. QVC Group Class A	16,439	443
Liberty SiriusXM Group Class C	6,690	210
Liberty SiriusXM Group Class A	3,391	108
Interval Leisure Group Inc.	60	1
Liberty Media Group	20	—
Liberty Media Group Class A	8	—
Liberty Braves Group	8	—
Liberty Braves Group Class A	4	—
Liberty Braves Group Class A Rights Exp. 06/16/2016	4	—
		165,649
Financials (17.4%)
* Berkshire Hathaway Inc. Class B	142,630	20,045
JPMorgan Chase & Co.	276,097	18,021
Wells Fargo & Co.	343,679	17,431
Bank of America Corp.	776,685	11,487
Visa Inc. Class A	144,249	11,387
Citigroup Inc.	212,720	9,906
MasterCard Inc. Class A	73,701	7,068

US Bancorp	124,027	5,311
American International Group Inc.	82,083	4,751
Simon Property Group Inc.	23,281	4,601
Goldman Sachs Group Inc.	28,615	4,564
Chubb Ltd.	32,938	4,170
American Express Co.	61,658	4,055
PNC Financial Services Group Inc.	38,233	3,431
American Tower Corporation	31,830	3,367
Bank of New York Mellon Corp.	78,041	3,282
Morgan Stanley	110,484	3,024
MetLife Inc.	65,973	3,005
BlackRock Inc.	8,017	2,917
Capital One Financial Corp.	39,655	2,904
Public Storage	11,075	2,810
Charles Schwab Corp.	89,405	2,734
Prudential Financial Inc.	34,051	2,699
Marsh & McLennan Cos. Inc.	39,195	2,590
Travelers Cos. Inc.	22,254	2,540
Intercontinental Exchange Inc.	8,948	2,426
CME Group Inc.	24,082	2,357
Crown Castle International Corp.	25,031	2,273
S&P Global Inc.	19,973	2,233
BB&T Corp.	61,099	2,222
Aon plc	20,313	2,220
Aflac Inc.	28,945	2,011
* Synchrony Financial	62,670	1,955
Allstate Corp.	28,490	1,923
Equity Residential	27,366	1,894
Prologis Inc.	39,389	1,872
Weyerhaeuser Co.	59,341	1,869
State Street Corp.	28,480	1,796
Discover Financial Services	31,188	1,772
Ventas Inc.	25,159	1,669
SunTrust Banks Inc.	38,074	1,668
Boston Properties Inc.	11,568	1,453
Progressive Corp.	41,580	1,385
T. Rowe Price Group Inc.	17,798	1,372
Ameriprise Financial Inc.	12,075	1,228
Northern Trust Corp.	16,540	1,226
Vornado Realty Trust	12,722	1,215
HCP Inc.	34,950	1,149
Fifth Third Bancorp	59,723	1,127
General Growth Properties Inc.	39,758	1,068
Franklin Resources Inc.	26,661	996
AvalonBay Communities Inc.	5,158	928
Welltower Inc.	13,371	921
Loews Corp.	21,504	871
TD Ameritrade Holding Corp.	17,909	585
Invesco Ltd.	15,609	490
Host Hotels & Resorts Inc.	28,267	435
* Berkshire Hathaway Inc. Class A	1	212
		206,921
Health Care (15.1%)
Johnson & Johnson	207,548	23,389
Pfizer Inc.	464,312	16,112
Merck & Co. Inc.	210,144	11,823
UnitedHealth Group Inc.	71,454	9,551

Bristol-Myers Squibb Co.	125,512	8,999
Gilead Sciences Inc.	102,779	8,948
Amgen Inc.	56,576	8,936
Medtronic plc	105,728	8,509
AbbVie Inc.	121,145	7,624
Allergan plc	29,619	6,983
* Celgene Corp.	58,778	6,202
Eli Lilly & Co.	74,865	5,617
* Biogen Inc.	16,434	4,761
Thermo Fisher Scientific Inc.	29,863	4,532
Abbott Laboratories	110,750	4,389
* Express Scripts Holding Co.	50,223	3,794
Aetna Inc.	26,335	2,982
Becton Dickinson and Co.	16,012	2,665
Anthem Inc.	19,748	2,610
Stryker Corp.	22,473	2,498
Cigna Corp.	19,307	2,473
* Alexion Pharmaceuticals Inc.	16,133	2,435
* Regeneron Pharmaceuticals Inc.	5,808	2,317
Baxalta Inc.	48,732	2,204
* HCA Holdings Inc.	25,975	2,027
Humana Inc.	11,241	1,939
* Intuitive Surgical Inc.	2,813	1,785
Baxter International Inc.	41,142	1,776
* Vertex Pharmaceuticals Inc.	18,435	1,717
Zimmer Biomet Holdings Inc.	13,597	1,660
* Illumina Inc.	11,057	1,601
St. Jude Medical Inc.	20,324	1,593
Zoetis Inc.	33,571	1,592
* Mylan NV	31,375	1,360
* Boston Scientific Corp.	50,526	1,148
Perrigo Co. plc	10,507	1,007
		179,558
Industrials (10.4%)
General Electric Co.	709,938	21,461
3M Co.	45,532	7,664
Honeywell International Inc.	54,910	6,250
Boeing Co.	47,338	5,972
United Technologies Corp.	56,628	5,696
Accenture plc Class A	47,214	5,617
Union Pacific Corp.	63,681	5,361
United Parcel Service Inc. Class B	51,913	5,352
Lockheed Martin Corp.	19,517	4,611
Danaher Corp.	43,965	4,324
PayPal Holdings Inc.	87,303	3,299
FedEx Corp.	19,672	3,245
Caterpillar Inc.	43,842	3,179
Raytheon Co.	22,582	2,928
Northrop Grumman Corp.	13,595	2,891
Automatic Data Processing Inc.	32,677	2,870
General Dynamics Corp.	19,945	2,830
Emerson Electric Co.	48,378	2,517
Illinois Tool Works Inc.	23,354	2,476
Eaton Corp. plc	34,400	2,120
Waste Management Inc.	33,524	2,043
CSX Corp.	72,132	1,907
Norfolk Southern Corp.	22,512	1,892

	Deere & Co.	21,328	1,755
	Sherwin-Williams Co.	5,895	1,716
	TE Connectivity Ltd.	27,825	1,670
	Cummins Inc.	13,089	1,498
	PACCAR Inc.	26,472	1,476
	Tyco International plc	31,848	1,357
	Paychex Inc.	24,499	1,328
	Ingersoll-Rand plc	19,390	1,296
*	LinkedIn Corp. Class A	8,738	1,193
	Parker-Hannifin Corp.	10,182	1,169
	Rockwell Automation Inc.	9,936	1,153
	Agilent Technologies Inc.	24,486	1,124
	Republic Services Inc. Class A	16,954	819
			124,059
Oil & Gas (7.3%)
	Exxon Mobil Corp.	312,432	27,813
	Chevron Corp.	141,727	14,314
	Schlumberger Ltd.	104,666	7,986
	Occidental Petroleum Corp.	57,403	4,330
	ConocoPhillips	92,949	4,070
	EOG Resources Inc.	41,446	3,372
	Phillips 66	33,777	2,714
	Kinder Morgan Inc.	142,749	2,581
	Halliburton Co.	61,133	2,579
	Anadarko Petroleum Corp.	38,217	1,982
	Pioneer Natural Resources Co.	12,290	1,970
	Valero Energy Corp.	35,393	1,936
	Apache Corp.	28,319	1,618
	Spectra Energy Corp.	50,466	1,608
	Baker Hughes Inc.	32,899	1,526
	Marathon Petroleum Corp.	40,056	1,395
	Hess Corp.	21,254	1,274
	Noble Energy Inc.	32,216	1,152
	Williams Cos. Inc.	50,775	1,125
	Devon Energy Corp.	17,201	621
	National Oilwell Varco Inc.	14,151	466
*	Continental Resources Inc.	3,324	140
			86,572
Technology (17.7%)
	Apple Inc.	396,204	39,565
	Microsoft Corp.	565,189	29,955
*	Facebook Inc. Class A	163,997	19,485
	Alphabet Inc. Class A	21,987	16,465
	Alphabet Inc. Class C	22,047	16,220
	Intel Corp.	355,316	11,224
	Cisco Systems Inc.	378,579	10,998
	International Business Machines Corp.	65,056	10,002
	Oracle Corp.	237,056	9,530
	QUALCOMM Inc.	112,333	6,169
	Texas Instruments Inc.	75,558	4,579
	Broadcom Ltd.	29,447	4,545
	EMC Corp.	146,293	4,089
*	salesforce.com Inc.	47,436	3,971
*	Adobe Systems Inc.	35,604	3,542
*	Cognizant Technology Solutions Corp. Class A	45,788	2,813
*	Yahoo! Inc.	63,955	2,426

Hewlett Packard Enterprise Co.	130,728	2,415
Applied Materials Inc.	85,111	2,078
Intuit Inc.	18,386	1,961
Corning Inc.	83,771	1,750
HP Inc.	129,941	1,739
Analog Devices Inc.	23,197	1,357
Motorola Solutions Inc.	11,753	814
CA Inc.	23,283	753
*	Twitter Inc.	40,883	622
*	Micron Technology Inc.	38,873	494
Symantec Corp.	24,558	426
*	VMware Inc. Class A	6,009	364
210,351
Telecommunications (3.0%)
AT&T Inc.	462,737	18,116
Verizon Communications Inc.	306,464	15,599
CenturyLink Inc.	40,958	1,111
*	T-Mobile US Inc.	21,529	920
*,^ Sprint Corp.	43,348	165
35,911
Utilities (2.8%)
NextEra Energy Inc.	34,618	4,158
Duke Energy Corp.	51,771	4,050
Southern Co.	68,442	3,384
Dominion Resources Inc.	44,847	3,240
American Electric Power Co. Inc.	36,994	2,395
Exelon Corp.	69,254	2,373
PG&E Corp.	37,100	2,229
PPL Corp.	50,664	1,953
Sempra Energy	17,711	1,897
Edison International	24,554	1,759
Public Service Enterprise Group Inc.	38,037	1,702
Consolidated Edison Inc.	22,101	1,619
Xcel Energy Inc.	38,006	1,572
FirstEnergy Corp.	31,815	1,044
Entergy Corp.	6,674	507
33,882
Total Common Stocks (Cost $877,182)	1,187,363
Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	0.523%	1,028,000	1,028

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.572%	7/6/16	100	100
4,5 Federal Home Loan Bank Discount Notes	0.486%	8/24/16	100	100
4,5 Federal Home Loan Bank Discount Notes	0.582%	9/9/16	100	100
300
Total Temporary Cash Investments (Cost $1,328)	1,328

Total Investments (99.9%) (Cost $878,510)	1,188,691
Other Assets and Liabilities-Net (0.1%)[3]	1,319
Net Assets (100%)	1,190,010

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $652,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $673,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,187,363	—	—
Temporary Cash Investments	1,028	300	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,188,388	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and

Mega Cap Index Fund

minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	26	2,723	83

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $878,510,000. Net unrealized appreciation of investment securities for tax purposes was $310,181,000, consisting of unrealized gains of $331,813,000 on securities that had risen in value since their purchase and $21,632,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.6%)
	Praxair Inc.	83,531	9,177
	Ecolab Inc.	78,022	9,147
	PPG Industries Inc.	78,267	8,428
	Nucor Corp.	94,199	4,569
	Air Products & Chemicals Inc.	28,415	4,053
			35,374
Consumer Goods (11.5%)
	Coca-Cola Co.	1,142,753	50,967
	Philip Morris International Inc.	454,412	44,841
	NIKE Inc. Class B	395,738	21,853
	Colgate-Palmolive Co.	261,790	18,433
	Altria Group Inc.	287,014	18,266
	Monsanto Co.	129,130	14,523
	Reynolds American Inc.	251,092	12,479
	Constellation Brands Inc. Class A	49,046	7,511
	Kraft Heinz Co.	88,977	7,402
*	Tesla Motors Inc.	32,099	7,165
^	Monster Beverage Corp.	44,983	6,747
	Activision Blizzard Inc.	160,855	6,315
	VF Corp.	100,043	6,235
	Estee Lauder Cos. Inc. Class A	65,152	5,980
	Stanley Black & Decker Inc.	44,722	5,062
	Mead Johnson Nutrition Co.	54,538	4,487
	Hershey Co.	41,433	3,847
	Delphi Automotive plc	40,758	2,770
	Brown-Forman Corp. Class B	27,395	2,687
			247,570
Consumer Services (23.0%)
*	Amazon.com Inc.	110,459	79,839
	Home Depot Inc.	371,886	49,134
	Comcast Corp. Class A	713,295	45,152
	Walt Disney Co.	430,531	42,717
	McDonald's Corp.	264,354	32,267
	Starbucks Corp.	411,674	22,597
	Lowe's Cos. Inc.	268,321	21,501
	Walgreens Boots Alliance Inc.	253,016	19,583
	Costco Wholesale Corp.	128,925	19,180
*	Priceline Group Inc.	14,550	18,396
	Time Warner Inc.	220,077	16,651
	TJX Cos. Inc.	186,544	14,200
	Charter Communications Inc. Class A	59,154	12,951
*	Netflix Inc.	119,319	12,238
	Twenty-First Century Fox Inc. Class A	328,209	9,479
	Yum! Brands Inc.	113,851	9,346
	Southwest Airlines Co.	187,079	7,947
*	O'Reilly Automotive Inc.	27,482	7,267
*	AutoZone Inc.	8,868	6,759
	CBS Corp. Class B	119,602	6,602

American Airlines Group Inc.	176,781	5,641
Las Vegas Sands Corp.	116,801	5,401
L Brands Inc.	72,046	4,939
Twenty-First Century Fox Inc.	128,762	3,765
Dollar General Corp.	38,295	3,443
Hilton Worldwide Holdings Inc.	159,746	3,319
* DISH Network Corp. Class A	62,935	3,140
Carnival Corp.	60,845	2,905
* Sirius XM Holdings Inc.	598,295	2,405
AmerisourceBergen Corp. Class A	28,698	2,152
Starwood Hotels & Resorts Worldwide Inc.	24,804	1,821
* Liberty Interactive Corp. QVC Group Class A	65,074	1,756
Liberty SiriusXM Group Class C	12,991	409
Liberty SiriusXM Group Class A	6,637	212
CBS Corp. Class A	141	8
Liberty Media Group	12	—
Liberty Media Group Class A	6	—
Liberty Braves Group	6	—
Liberty Braves Group Class A	2	—
Liberty Braves Group Class A Rights Exp. 06/16/2016	2	—
		495,122
Financials (11.3%)
Visa Inc. Class A	562,815	44,429
MasterCard Inc. Class A	287,447	27,566
Simon Property Group Inc.	90,796	17,945
American Tower Corporation	124,235	13,141
BlackRock Inc.	31,257	11,373
Public Storage	43,147	10,947
Charles Schwab Corp.	348,445	10,655
Marsh & McLennan Cos. Inc.	152,887	10,101
Intercontinental Exchange Inc.	34,859	9,451
Crown Castle International Corp.	97,861	8,887
S&P Global Inc.	77,871	8,707
Aon plc	79,212	8,655
Equity Residential	107,131	7,414
Prologis Inc.	153,706	7,306
Weyerhaeuser Co.	231,426	7,290
Ventas Inc.	98,399	6,527
Boston Properties Inc.	45,118	5,668
T. Rowe Price Group Inc.	68,980	5,316
Vornado Realty Trust	49,835	4,760
General Growth Properties Inc.	156,109	4,195
AvalonBay Communities Inc.	20,090	3,614
Welltower Inc.	51,972	3,581
TD Ameritrade Holding Corp.	71,097	2,323
HCP Inc.	68,533	2,253
Invesco Ltd.	30,355	953
Host Hotels & Resorts Inc.	54,818	844
		243,901
Health Care (15.4%)
Gilead Sciences Inc.	400,749	34,889
Amgen Inc.	220,476	34,824
Medtronic plc	412,258	33,179
AbbVie Inc.	472,402	29,728
Allergan plc	115,542	27,239
* Celgene Corp.	229,223	24,188

*	Biogen Inc.	64,111	18,575
	Thermo Fisher Scientific Inc.	116,192	17,634
	Bristol-Myers Squibb Co.	244,749	17,548
	Becton Dickinson and Co.	62,160	10,347
	Stryker Corp.	87,477	9,724
*	Alexion Pharmaceuticals Inc.	62,816	9,479
*	Regeneron Pharmaceuticals Inc.	22,628	9,027
	Baxalta Inc.	189,747	8,582
*	Express Scripts Holding Co.	97,925	7,398
*	Intuitive Surgical Inc.	10,963	6,958
*	Vertex Pharmaceuticals Inc.	72,279	6,733
	Zoetis Inc.	131,222	6,223
*	Illumina Inc.	42,861	6,208
*	Mylan NV	122,317	5,301
*	Boston Scientific Corp.	198,280	4,503
	Perrigo Co. plc	40,687	3,899
			332,186
Industrials (8.8%)
	3M Co.	177,397	29,860
	Boeing Co.	184,503	23,275
	Accenture plc Class A	184,173	21,911
	Union Pacific Corp.	248,129	20,890
	United Parcel Service Inc. Class B	202,403	20,866
	Danaher Corp.	171,321	16,851
	PayPal Holdings Inc.	340,569	12,870
	Automatic Data Processing Inc.	127,446	11,195
	Sherwin-Williams Co.	22,991	6,692
	FedEx Corp.	38,393	6,334
	Paychex Inc.	95,043	5,153
*	LinkedIn Corp. Class A	34,153	4,662
	Rockwell Automation Inc.	38,449	4,462
	Agilent Technologies Inc.	95,975	4,404
			189,425
Oil & Gas (2.8%)
	Schlumberger Ltd.	203,844	15,553
	EOG Resources Inc.	161,217	13,117
	Kinder Morgan Inc.	556,082	10,054
	Anadarko Petroleum Corp.	149,135	7,734
	Pioneer Natural Resources Co.	47,966	7,690
	Noble Energy Inc.	126,234	4,513
	Williams Cos. Inc.	98,395	2,180
*	Continental Resources Inc.	13,495	568
			61,409
Technology (25.4%)
	Apple Inc.	1,544,671	154,251
*	Facebook Inc. Class A	639,431	75,971
	Alphabet Inc. Class A	85,719	64,191
	Alphabet Inc. Class C	85,937	63,225
	Oracle Corp.	923,703	37,133
	QUALCOMM Inc.	438,306	24,072
	Texas Instruments Inc.	294,706	17,859
	Broadcom Ltd.	114,522	17,678
	EMC Corp.	570,858	15,955
*	salesforce.com Inc.	184,982	15,485
*	Adobe Systems Inc.	138,846	13,811
*	Cognizant Technology Solutions Corp. Class A	178,369	10,959

* Yahoo! Inc.			249,282	9,458
Applied Materials Inc.			331,619	8,098
Intuit Inc.			71,575	7,634
Analog Devices Inc.			90,713	5,307
* Twitter Inc.			160,460	2,442
* Micron Technology Inc.			151,262	1,924
* VMware Inc. Class A			23,570	1,427
				546,880
Total Common Stocks (Cost $1,712,663)				2,151,867
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	0.523%		4,359,985	4,360

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.466%	8/12/16	500	500
Total Temporary Cash Investments (Cost $4,860)				4,860
Total Investments (100.0%) (Cost $1,717,523)				2,156,727
Other Assets and Liabilities-Net (0.0%)3				(467)
Net Assets (100%)				2,156,260

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,931,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,982,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mega Cap Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,151,867	—	—
Temporary Cash Investments	4,360	500	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	2,156,222	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	39	4,085	101

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Growth Index Fund

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,717,523,000. Net unrealized appreciation of investment securities for tax purposes was $439,204,000, consisting of unrealized gains of $495,377,000 on securities that had risen in value since their purchase and $56,173,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (2.1%)
Dow Chemical Co.	189,640	9,740
EI du Pont de Nemours & Co.	147,915	9,675
LyondellBasell Industries NV Class A	58,769	4,781
International Paper Co.	69,792	2,942
Air Products & Chemicals Inc.	16,510	2,355
Mosaic Co.	140	4
		29,497
Consumer Goods (9.3%)
Procter & Gamble Co.	459,111	37,206
PepsiCo Inc.	245,361	24,823
Mondelez International Inc. Class A	253,038	11,258
Altria Group Inc.	166,226	10,579
Ford Motor Co.	662,112	8,932
Kimberly-Clark Corp.	61,307	7,788
General Motors Co.	235,958	7,381
General Mills Inc.	100,880	6,333
Johnson Controls Inc.	110,023	4,857
Archer-Daniels-Midland Co.	100,821	4,312
Kraft Heinz Co.	51,535	4,287
Kellogg Co.	41,583	3,093
Campbell Soup Co.	34,318	2,079
Activision Blizzard Inc.	225	9
		132,937
Consumer Services (6.1%)
Wal-Mart Stores Inc.	271,709	19,232
CVS Health Corp.	186,581	17,996
Target Corp.	104,598	7,194
McKesson Corp.	38,788	7,104
Delta Air Lines Inc.	132,086	5,740
Kroger Co.	157,268	5,624
* eBay Inc.	190,016	4,648
Cardinal Health Inc.	55,835	4,408
Sysco Corp.	86,163	4,145
Omnicom Group Inc.	40,728	3,394
Viacom Inc. Class B	57,659	2,558
Macy's Inc.	53,361	1,772
Carnival Corp.	34,867	1,665
* United Continental Holdings Inc.	30,522	1,376
Liberty SiriusXM Group Class C	7,495	236
Liberty SiriusXM Group Class A	3,860	123
Gap Inc.	50	1
Liberty Media Group	4	—
Liberty Media Group Class A	2	—
Liberty Braves Group	2	—
Liberty Braves Group Class A	1	—
		87,216
Financials (22.7%)
* Berkshire Hathaway Inc. Class B	323,581	45,476

JPMorgan Chase & Co.	623,017	40,664
Wells Fargo & Co.	775,658	39,341
Bank of America Corp.	1,753,795	25,939
Citigroup Inc.	480,478	22,376
US Bancorp	280,133	11,995
American International Group Inc.	185,388	10,730
Goldman Sachs Group Inc.	64,611	10,304
Chubb Ltd.	74,361	9,415
American Express Co.	139,175	9,152
PNC Financial Services Group Inc.	86,176	7,733
Bank of New York Mellon Corp.	176,247	7,413
Morgan Stanley	249,295	6,823
MetLife Inc.	148,785	6,777
Capital One Financial Corp.	89,468	6,553
Prudential Financial Inc.	76,699	6,078
Travelers Cos. Inc.	50,042	5,712
CME Group Inc.	54,526	5,338
BB&T Corp.	138,043	5,021
Aflac Inc.	65,256	4,533
* Synchrony Financial	141,707	4,421
Allstate Corp.	64,305	4,341
State Street Corp.	64,539	4,070
Discover Financial Services	70,384	3,999
SunTrust Banks Inc.	85,684	3,755
Progressive Corp.	94,087	3,133
Ameriprise Financial Inc.	27,239	2,769
Northern Trust Corp.	37,247	2,760
Fifth Third Bancorp	134,683	2,541
Franklin Resources Inc.	60,367	2,255
Loews Corp.	49,013	1,984
HCP Inc.	39,449	1,297
Invesco Ltd.	17,622	553
Host Hotels & Resorts Inc.	32,081	494
* Berkshire Hathaway Inc. Class A	1	212
		325,957
Health Care (14.8%)
Johnson & Johnson	468,410	52,785
Pfizer Inc.	1,047,970	36,365
Merck & Co. Inc.	474,214	26,679
UnitedHealth Group Inc.	161,332	21,565
Eli Lilly & Co.	168,927	12,675
Bristol-Myers Squibb Co.	141,719	10,161
Abbott Laboratories	250,094	9,911
Aetna Inc.	59,395	6,725
Anthem Inc.	44,353	5,862
Cigna Corp.	43,365	5,556
* HCA Holdings Inc.	58,733	4,582
Humana Inc.	25,195	4,346
* Express Scripts Holding Co.	56,704	4,284
Baxter International Inc.	92,935	4,011
Zimmer Biomet Holdings Inc.	30,690	3,748
St. Jude Medical Inc.	45,781	3,588
Medtronic plc	625	50
Baxalta Inc.	285	13
		212,906

Industrials (11.9%)
General Electric Co.	1,602,308	48,438
Honeywell International Inc.	124,009	14,116
United Technologies Corp.	127,780	12,852
Lockheed Martin Corp.	44,100	10,418
Caterpillar Inc.	98,902	7,171
Raytheon Co.	50,778	6,584
Northrop Grumman Corp.	30,705	6,530
General Dynamics Corp.	44,864	6,365
Emerson Electric Co.	109,027	5,672
Illinois Tool Works Inc.	52,451	5,561
Eaton Corp. plc	77,976	4,806
Waste Management Inc.	75,682	4,613
CSX Corp.	163,306	4,316
Norfolk Southern Corp.	50,654	4,258
Deere & Co.	48,191	3,966
TE Connectivity Ltd.	62,841	3,770
FedEx Corp.	22,262	3,673
Cummins Inc.	29,617	3,390
PACCAR Inc.	59,648	3,325
Tyco International plc	72,003	3,069
Ingersoll-Rand plc	43,599	2,913
Parker-Hannifin Corp.	22,961	2,637
Republic Services Inc. Class A	38,093	1,839
		170,282
Oil & Gas (11.1%)
Exxon Mobil Corp.	704,964	62,756
Chevron Corp.	319,630	32,283
Occidental Petroleum Corp.	129,758	9,789
ConocoPhillips	209,985	9,195
Schlumberger Ltd.	118,177	9,017
Phillips 66	76,080	6,114
Halliburton Co.	138,445	5,840
Valero Energy Corp.	79,715	4,360
Apache Corp.	64,113	3,663
Spectra Energy Corp.	113,997	3,632
Baker Hughes Inc.	74,446	3,453
Marathon Petroleum Corp.	90,406	3,149
Hess Corp.	47,952	2,874
Devon Energy Corp.	39,215	1,415
Williams Cos. Inc.	57,089	1,265
National Oilwell Varco Inc.	32,061	1,056
		159,861
Technology (11.0%)
Microsoft Corp.	1,275,595	67,607
Intel Corp.	802,353	25,346
Cisco Systems Inc.	854,687	24,829
International Business Machines Corp.	146,905	22,585
Hewlett Packard Enterprise Co.	295,144	5,451
Corning Inc.	189,319	3,955
HP Inc.	293,652	3,929
Motorola Solutions Inc.	26,620	1,844
CA Inc.	53,076	1,715
Symantec Corp.	55,718	967
Western Digital Corp.	95	5
		158,233

Telecommunications (5.7%)
	AT&T Inc.			1,044,306	40,885
	Verizon Communications Inc.			691,582	35,201
	CenturyLink Inc.			92,365	2,505
*	T-Mobile US Inc.			48,688	2,082
*	Sprint Corp.			99,867	379
					81,052
Utilities (5.3%)
	NextEra Energy Inc.			78,231	9,397
	Duke Energy Corp.			116,878	9,143
	Southern Co.			154,367	7,632
	Dominion Resources Inc.			101,126	7,306
	American Electric Power Co. Inc.			83,348	5,395
	Exelon Corp.			156,115	5,350
	PG&E Corp.			83,606	5,023
	PPL Corp.			114,210	4,402
	Sempra Energy			40,117	4,297
	Edison International			55,374	3,967
	Public Service Enterprise Group Inc.			85,706	3,835
	Consolidated Edison Inc.			49,793	3,648
	Xcel Energy Inc.			85,969	3,557
	FirstEnergy Corp.			71,701	2,353
	Entergy Corp.			15,109	1,147
					76,452
Total Common Stocks (Cost $1,233,230)					1,434,393
Temporary Cash Investments (0.0%)[1]
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.411%	6/2/16	100	100
2,3 Federal Home Loan Bank Discount Notes		0.572%	7/6/16	100	100
3	United States Treasury Bill	0.536%	6/9/16	100	100
					300
Total Temporary Cash Investments (Cost $300)					300
Total Investments (100.0%) (Cost $1,233,530)					1,434,693
Other Assets and Liabilities-Net (0.0%)					167
Net Assets (100%)					1,434,860

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are

Mega Cap Value Index Fund

valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,434,393	—	—
Temporary Cash Investments	—	300	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	1,434,391	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mega Cap Value Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	5	524	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,233,530,000. Net unrealized appreciation of investment securities for tax purposes was $201,163,000, consisting of unrealized gains of $224,483,000 on securities that had risen in value since their purchase and $23,320,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/36	49,235	29,514
United States Treasury Strip Coupon	0.000%	11/15/36	46,235	27,474
United States Treasury Strip Coupon	0.000%	2/15/37	45,910	27,047
United States Treasury Strip Coupon	0.000%	5/15/37	39,930	23,331
United States Treasury Strip Coupon	0.000%	8/15/37	33,295	19,254
United States Treasury Strip Coupon	0.000%	11/15/37	49,320	28,270
United States Treasury Strip Coupon	0.000%	2/15/38	42,560	24,206
United States Treasury Strip Coupon	0.000%	5/15/38	43,475	24,509
United States Treasury Strip Coupon	0.000%	8/15/38	40,860	22,815
United States Treasury Strip Coupon	0.000%	11/15/38	34,420	19,049
United States Treasury Strip Coupon	0.000%	2/15/39	29,860	16,430
United States Treasury Strip Coupon	0.000%	5/15/39	32,780	17,893
United States Treasury Strip Coupon	0.000%	8/15/39	28,240	15,287
United States Treasury Strip Coupon	0.000%	11/15/39	40,405	21,566
United States Treasury Strip Coupon	0.000%	2/15/40	26,080	13,828
United States Treasury Strip Coupon	0.000%	5/15/40	20,040	10,527
United States Treasury Strip Coupon	0.000%	8/15/40	20,750	10,772
United States Treasury Strip Coupon	0.000%	11/15/40	34,615	17,797
United States Treasury Strip Coupon	0.000%	2/15/41	47,570	24,235
United States Treasury Strip Coupon	0.000%	5/15/41	41,160	20,802
United States Treasury Strip Coupon	0.000%	8/15/41	36,960	18,466
United States Treasury Strip Coupon	0.000%	11/15/41	43,480	21,509
United States Treasury Strip Coupon	0.000%	2/15/42	53,545	26,313
United States Treasury Strip Coupon	0.000%	5/15/42	46,375	22,579
United States Treasury Strip Coupon	0.000%	8/15/42	42,080	20,320
United States Treasury Strip Coupon	0.000%	11/15/42	63,870	30,647
United States Treasury Strip Coupon	0.000%	2/15/43	53,865	25,733
United States Treasury Strip Coupon	0.000%	5/15/43	61,340	29,127
United States Treasury Strip Coupon	0.000%	8/15/43	38,290	17,892
United States Treasury Strip Coupon	0.000%	11/15/43	48,195	22,452
United States Treasury Strip Coupon	0.000%	2/15/44	50,755	23,419
United States Treasury Strip Coupon	0.000%	5/15/44	43,675	19,991
United States Treasury Strip Coupon	0.000%	8/15/44	43,420	19,732
United States Treasury Strip Coupon	0.000%	11/15/44	13,450	6,051
United States Treasury Strip Coupon	0.000%	2/15/45	15,770	7,063
United States Treasury Strip Coupon	0.000%	5/15/45	32,755	14,548
United States Treasury Strip Coupon	0.000%	8/15/45	14,700	6,515
United States Treasury Strip Coupon	0.000%	11/15/45	10,550	4,614
United States Treasury Strip Coupon	0.000%	2/15/46	7,050	3,068
United States Treasury Strip Coupon	0.000%	5/15/46	50	22
United States Treasury Strip Principal	0.000%	2/15/37	55,350	34,036
United States Treasury Strip Principal	0.000%	5/15/37	22,025	13,528
United States Treasury Strip Principal	0.000%	2/15/38	31,675	18,686
United States Treasury Strip Principal	0.000%	5/15/38	21,155	12,374
United States Treasury Strip Principal	0.000%	2/15/39	34,515	19,393
United States Treasury Strip Principal	0.000%	5/15/39	27,175	15,084
United States Treasury Strip Principal	0.000%	8/15/39	17,820	9,815
United States Treasury Strip Principal	0.000%	11/15/39	25,925	14,079
United States Treasury Strip Principal	0.000%	2/15/40	29,790	16,029

United States Treasury Strip Principal	0.000%	5/15/40	22,660	12,066
United States Treasury Strip Principal	0.000%	8/15/40	31,640	16,673
United States Treasury Strip Principal	0.000%	11/15/40	19,540	10,198
United States Treasury Strip Principal	0.000%	2/15/41	19,060	9,874
United States Treasury Strip Principal	0.000%	5/15/41	19,750	10,130
United States Treasury Strip Principal	0.000%	8/15/41	23,005	11,698
United States Treasury Strip Principal	0.000%	11/15/41	16,735	8,456
United States Treasury Strip Principal	0.000%	2/15/42	16,505	8,264
United States Treasury Strip Principal	0.000%	5/15/42	35,785	17,714
United States Treasury Strip Principal	0.000%	8/15/42	46,740	22,888
United States Treasury Strip Principal	0.000%	11/15/42	55,040	26,669
United States Treasury Strip Principal	0.000%	2/15/43	58,760	28,333
United States Treasury Strip Principal	0.000%	5/15/43	63,345	30,138
United States Treasury Strip Principal	0.000%	8/15/43	47,785	22,933
United States Treasury Strip Principal	0.000%	11/15/43	50,805	24,268
United States Treasury Strip Principal	0.000%	2/15/44	42,835	20,119
United States Treasury Strip Principal	0.000%	5/15/44	51,335	23,742
United States Treasury Strip Principal	0.000%	8/15/44	53,910	24,617
United States Treasury Strip Principal	0.000%	11/15/44	46,970	21,258
United States Treasury Strip Principal	0.000%	2/15/45	44,360	19,907
United States Treasury Strip Principal	0.000%	5/15/45	56,925	25,358
United States Treasury Strip Principal	0.000%	8/15/45	53,350	23,557
United States Treasury Strip Principal	0.000%	11/15/45	43,550	19,067
United States Treasury Strip Principal	0.000%	2/15/46	39,750	17,341
United States Treasury Strip Principal	0.000%	5/15/46	15,050	6,540
Total U.S. Government and Agency Obligations (Cost $1,194,461)				1,369,499
Other Assets and Liabilities-Net (0.0%)				(192)
Net Assets (100%)				1,369,307

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

Extended Duration Treasury Index Fund

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,194,461,000. Net unrealized appreciation of investment securities for tax purposes was $175,038,000, consisting of unrealized gains of $175,667,000 on securities that had risen in value since their purchase and $629,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (3.7%)
	Johnson Controls Inc.	441,427	19,489
	Delphi Automotive plc	189,491	12,878
^	Autoliv Inc.	59,766	7,328
	Lear Corp.	51,095	6,068
	Goodyear Tire & Rubber Co.	182,446	5,103
	BorgWarner Inc.	148,864	5,066
	Gentex Corp.	197,748	3,279
*	Tenneco Inc.	39,300	2,111
	Visteon Corp.	27,430	2,057
	Dana Holding Corp.	102,339	1,230
	Drew Industries Inc.	15,399	1,191
*	Dorman Products Inc.	21,472	1,186
	Cooper Tire & Rubber Co.	35,893	1,153
*	Gentherm Inc.	22,922	839
*	American Axle & Manufacturing Holdings Inc.	47,157	786
*	Cooper-Standard Holding Inc.	8,588	738
	Standard Motor Products Inc.	13,380	517
	Superior Industries International Inc.	14,701	399
*	Motorcar Parts of America Inc.	12,125	363
*	Modine Manufacturing Co.	33,339	333
	Tower International Inc.	13,683	297
*	Stoneridge Inc.	17,626	289
*	Fox Factory Holding Corp.	14,730	245
*	Federal-Mogul Holdings Corp.	21,145	179
	Metaldyne Performance Group Inc.	6,304	103
			73,227
Automobiles (4.4%)
	Ford Motor Co.	2,521,950	34,021
	General Motors Co.	946,423	29,604
*	Tesla Motors Inc.	67,438	15,054
	Harley-Davidson Inc.	125,227	5,809
	Thor Industries Inc.	33,968	2,208
	Winnebago Industries Inc.	18,143	409
			87,105
Distributors (1.0%)
	Genuine Parts Co.	102,261	9,911
*	LKQ Corp.	207,254	6,854
	Pool Corp.	28,657	2,624
	Core-Mark Holding Co. Inc.	15,648	1,340
			20,729
Diversified Consumer Services (1.1%)
	Service Corp. International	133,277	3,652
*	ServiceMaster Global Holdings Inc.	91,921	3,515
	H&R Block Inc.	159,930	3,416
*	Bright Horizons Family Solutions Inc.	30,326	1,965
	Graham Holdings Co. Class B	3,136	1,562
*	Grand Canyon Education Inc.	30,731	1,283
*	Houghton Mifflin Harcourt Co.	71,463	1,229

Sotheby's	33,740	1,009
^ DeVry Education Group Inc.	40,331	730
* LifeLock Inc.	55,569	726
* Apollo Education Group Inc.	66,208	609
Capella Education Co.	7,551	396
* Strayer Education Inc.	7,292	351
* Regis Corp.	25,721	336
* Weight Watchers International Inc.	21,461	325
* American Public Education Inc.	10,790	305
* K12 Inc.	23,596	280
* Career Education Corp.	44,030	259
Carriage Services Inc. Class A	10,117	238
* Chegg Inc.	30,358	148
* Ascent Capital Group Inc. Class A	7,475	140
* Bridgepoint Education Inc.	12,463	97
		22,571
Hotels, Restaurants & Leisure (15.8%)
McDonald's Corp.	613,829	74,924
Starbucks Corp.	1,005,398	55,186
Yum! Brands Inc.	278,295	22,845
Las Vegas Sands Corp.	297,706	13,766
Carnival Corp.	282,862	13,504
Royal Caribbean Cruises Ltd.	119,039	9,212
Marriott International Inc. Class A	138,930	9,175
* Chipotle Mexican Grill Inc. Class A	20,453	9,039
Starwood Hotels & Resorts Worldwide Inc.	114,427	8,402
Hilton Worldwide Holdings Inc.	370,057	7,690
* MGM Resorts International	305,783	6,987
Darden Restaurants Inc.	82,955	5,627
Wynn Resorts Ltd.	55,137	5,303
Wyndham Worldwide Corp.	76,576	5,161
Aramark	154,407	5,140
* Norwegian Cruise Line Holdings Ltd.	108,980	5,058
Domino's Pizza Inc.	34,219	4,136
* Panera Bread Co. Class A	15,649	3,430
Vail Resorts Inc.	24,760	3,250
Six Flags Entertainment Corp.	49,868	2,877
Dunkin' Brands Group Inc.	62,863	2,721
Jack in the Box Inc.	24,397	2,079
Texas Roadhouse Inc. Class A	45,389	2,034
^ Cracker Barrel Old Country Store Inc.	12,831	1,944
* Buffalo Wild Wings Inc.	12,793	1,860
Brinker International Inc.	40,309	1,813
Cheesecake Factory Inc.	31,437	1,568
Bloomin' Brands Inc.	81,325	1,549
Wendy's Co.	140,181	1,441
Papa John's International Inc.	19,875	1,259
Churchill Downs Inc.	9,101	1,142
Interval Leisure Group Inc.	78,872	1,133
Choice Hotels International Inc.	24,597	1,116
Marriott Vacations Worldwide Corp.	17,966	1,089
* Boyd Gaming Corp.	56,392	1,066
DineEquity Inc.	11,548	971
Sonic Corp.	31,580	941
* Krispy Kreme Doughnuts Inc.	43,206	924
* Hyatt Hotels Corp. Class A	19,481	894
SeaWorld Entertainment Inc.	49,270	860

*	Popeyes Louisiana Kitchen Inc.	14,271	829
*	Dave & Buster's Entertainment Inc.	20,778	811
	Extended Stay America Inc.	55,495	791
*	Penn National Gaming Inc.	49,638	778
*	La Quinta Holdings Inc.	60,560	719
^,* Diamond Resorts International Inc.		31,038	712
*	Belmond Ltd. Class A	63,118	600
	International Speedway Corp. Class A	18,080	598
*	Denny's Corp.	53,939	579
	Bob Evans Farms Inc.	12,562	560
*	BJ's Restaurants Inc.	12,437	557
	ClubCorp Holdings Inc.	43,523	525
*	Red Robin Gourmet Burgers Inc.	9,263	470
*	Zoe's Kitchen Inc.	12,454	460
*	Fiesta Restaurant Group Inc.	18,200	457
	Pinnacle Entertainment Inc.	38,499	434
	Ruth's Hospitality Group Inc.	23,813	396
*	Chuy's Holdings Inc.	10,804	356
*	Scientific Games Corp. Class A	34,823	341
*	Caesars Acquisition Co. Class A	32,961	328
*	Caesars Entertainment Corp.	38,642	283
	Wingstop Inc.	9,584	267
*	Biglari Holdings Inc.	663	265
*	Isle of Capri Casinos Inc.	16,646	265
*	Del Frisco's Restaurant Group Inc.	16,268	252
*	Shake Shack Inc. Class A	6,535	250
*	Eldorado Resorts Inc.	15,940	238
	Marcus Corp.	12,017	233
	Del Taco Restaurants Inc.	23,779	222
	Planet Fitness Inc. Class A	11,214	200
*	Ruby Tuesday Inc.	42,201	164
*	Habit Restaurants Inc. Class A	8,196	147
	Lindblad Expeditions Holdings Inc.	13,858	139
	Speedway Motorsports Inc.	7,771	135
*	Potbelly Corp.	9,020	119
*	Bojangles' Inc.	5,945	104
*	El Pollo Loco Holdings Inc.	9,294	103
*	Intrawest Resorts Holdings Inc.	9,315	101
^,* Noodles & Co. Class A		8,763	82
	Fogo De Chao Inc.	3,667	49
			314,035
Household Durables (4.4%)
	Newell Brands Inc.	299,503	14,283
	Whirlpool Corp.	52,897	9,237
*	Mohawk Industries Inc.	42,492	8,358
	DR Horton Inc.	239,285	7,313
	Lennar Corp. Class A	121,468	5,535
	Leggett & Platt Inc.	92,308	4,639
*	NVR Inc.	2,524	4,374
	PulteGroup Inc.	213,121	3,998
	Harman International Industries Inc.	48,330	3,781
*	Toll Brothers Inc.	113,611	3,312
	Garmin Ltd.	77,510	3,296
*	Tempur Sealy International Inc.	41,938	2,442
*	Helen of Troy Ltd.	19,324	1,987
	CalAtlantic Group Inc.	53,712	1,987
	Tupperware Brands Corp.	34,243	1,937

*	TRI Pointe Group Inc.	105,410	1,229
*	Meritage Homes Corp.	25,627	935
	TopBuild Corp.	25,428	919
	La-Z-Boy Inc.	34,575	916
^	KB Home	55,310	771
*	iRobot Corp.	18,639	718
*	Universal Electronics Inc.	9,958	647
	MDC Holdings Inc.	26,320	612
	Ethan Allen Interiors Inc.	17,186	580
^,* GoPro Inc. Class A		54,562	560
*	Cavco Industries Inc.	5,432	539
*	Installed Building Products Inc.	12,978	434
*	M/I Homes Inc.	17,264	326
*	Taylor Morrison Home Corp. Class A	21,431	319
*	LGI Homes Inc.	9,737	263
	Libbey Inc.	13,938	238
*	William Lyon Homes Class A	14,169	230
*	WCI Communities Inc.	12,498	215
*	Century Communities Inc.	11,587	210
*	Beazer Homes USA Inc.	21,552	169
*	Hovnanian Enterprises Inc. Class A	73,153	139
	NACCO Industries Inc. Class A	2,238	118
			87,566
Internet & Catalog Retail (15.2%)
*	Amazon.com Inc.	272,512	196,969
*	Priceline Group Inc.	33,788	42,719
*	Netflix Inc.	291,537	29,903
	Expedia Inc.	84,467	9,396
*	Liberty Interactive Corp. QVC Group Class A	296,350	7,996
*	TripAdvisor Inc.	80,199	5,433
*	Liberty Ventures Class A	91,420	3,411
	HSN Inc.	23,004	1,205
*	Shutterfly Inc.	23,853	1,152
*	Liberty TripAdvisor Holdings Inc. Class A	48,027	1,103
*	Groupon Inc. Class A	307,151	1,087
^,* Wayfair Inc.		18,953	780
	Nutrisystem Inc.	20,026	544
*	Etsy Inc.	44,269	409
*	FTD Cos. Inc.	12,457	339
	Blue Nile Inc.	7,983	211
^,* Lands' End Inc.		12,178	204
*	Overstock.com Inc.	11,886	203
*	1-800-Flowers.com Inc. Class A	18,035	145
	Duluth Holdings Inc.	4,929	131
			303,340
Leisure Products (1.3%)
	Mattel Inc.	230,143	7,337
	Hasbro Inc.	76,111	6,644
	Polaris Industries Inc.	42,237	3,591
	Brunswick Corp.	61,777	2,957
*	Vista Outdoor Inc.	42,442	2,130
*	Smith & Wesson Holding Corp.	36,767	896
	Sturm Ruger & Co. Inc.	12,704	841
	Callaway Golf Co.	60,257	606
*	Nautilus Inc.	20,057	414

Arctic Cat Inc.	8,320	131
		25,547
Media (23.5%)
Comcast Corp. Class A	1,656,530	104,858
Walt Disney Co.	1,055,344	104,711
Time Warner Inc.	538,013	40,706
Charter Communications Inc. Class A	146,720	32,123
Twenty-First Century Fox Inc. Class A	762,187	22,012
CBS Corp. Class B	287,117	15,849
* Liberty Global plc	421,054	15,213
Omnicom Group Inc.	163,924	13,660
Viacom Inc. Class B	236,012	10,472
Twenty-First Century Fox Inc.	297,870	8,710
* DISH Network Corp. Class A	152,491	7,609
* Liberty Global plc Class A	193,223	7,217
Interpublic Group of Cos. Inc.	275,569	6,586
* Sirius XM Holdings Inc.	1,387,920	5,579
Cablevision Systems Corp. Class A	135,919	4,714
* Discovery Communications Inc.	163,687	4,382
Liberty SiriusXM Group Class C	135,734	4,269
Scripps Networks Interactive Inc. Class A	54,911	3,533
TEGNA Inc.	142,842	3,280
* Discovery Communications Inc. Class A	101,748	2,834
* Liberty Broadband Corp.	48,313	2,794
* AMC Networks Inc. Class A	41,123	2,629
Cinemark Holdings Inc.	70,357	2,546
News Corp. Class A	211,519	2,530
Tribune Media Co. Class A	54,540	2,195
* Live Nation Entertainment Inc.	89,586	2,163
Madison Square Garden Co. Class A	12,548	2,102
* DreamWorks Animation SKG Inc. Class A	50,137	2,018
Liberty SiriusXM Group Class A	62,339	1,988
John Wiley & Sons Inc. Class A	31,664	1,706
Cable One Inc.	3,366	1,649
News Corp. Class B	129,233	1,595
* Starz	58,880	1,590
Lions Gate Entertainment Corp.	69,973	1,560
Sinclair Broadcast Group Inc. Class A	44,607	1,411
* IMAX Corp.	41,665	1,389
Meredith Corp.	25,418	1,258
^ Regal Entertainment Group Class A	57,725	1,214
Time Inc.	74,232	1,178
Gannett Co. Inc.	74,102	1,157
Nexstar Broadcasting Group Inc. Class A	20,838	1,109
New York Times Co. Class A	87,763	1,061
* Liberty Broadband Corp. Class A	17,849	1,032
* Media General Inc.	55,815	996
Liberty Global PLC LiLAC	21,652	925
Scholastic Corp.	16,922	661
MSG Networks Inc.	37,304	646
Liberty Media Group	33,558	636
MDC Partners Inc. Class A	34,042	611
* EW Scripps Co. Class A	36,186	610
National CineMedia Inc.	41,062	600
* Gray Television Inc.	43,751	517
* Carmike Cinemas Inc.	16,848	503
New Media Investment Group Inc.	28,281	493

	AMC Entertainment Holdings Inc.	14,321	412
^	World Wrestling Entertainment Inc. Class A	22,828	401
*	Loral Space & Communications Inc.	9,524	365
	Liberty Global PLC LiLAC Class A	8,512	350
	Liberty Media Group Class A	15,334	299
	Entravision Communications Corp. Class A	41,280	298
	Liberty Braves Group	13,620	204
	Entercom Communications Corp. Class A	14,995	190
*	Global Eagle Entertainment Inc.	25,962	188
	Tribune Publishing Co.	15,297	179
	Liberty Braves Group Class A	6,127	95
^,* Hemisphere Media Group Inc. Class A		5,143	56
	Harte-Hanks Inc.	28,003	28
	Liberty Braves Group Class A Rights Expire 06/16/2016	10,690	23
			468,477
Multiline Retail (4.0%)
	Target Corp.	389,508	26,790
	Dollar General Corp.	198,098	17,809
*	Dollar Tree Inc.	159,925	14,480
	Macy's Inc.	213,260	7,082
	Kohl's Corp.	131,932	4,755
	Nordstrom Inc.	88,594	3,365
	Big Lots Inc.	33,888	1,772
*	JC Penney Co. Inc.	208,395	1,623
	Dillard's Inc. Class A	15,086	892
	Ollie's Bargain Outlet Holdings Inc.	14,289	358
	Fred's Inc. Class A	24,088	354
^,* Sears Holdings Corp.		17,585	233
*	Tuesday Morning Corp.	28,251	192
			79,705
Specialty Retail (19.2%)
	Home Depot Inc.	863,408	114,074
	Lowe's Cos. Inc.	619,528	49,643
	TJX Cos. Inc.	455,902	34,703
*	O'Reilly Automotive Inc.	66,167	17,497
*	AutoZone Inc.	20,638	15,730
	Ross Stores Inc.	276,140	14,746
	L Brands Inc.	166,925	11,443
*	Ulta Salon Cosmetics & Fragrance Inc.	41,197	9,599
	Tractor Supply Co.	90,794	8,725
	Advance Auto Parts Inc.	49,443	7,606
*	CarMax Inc.	133,226	7,149
	Best Buy Co. Inc.	198,441	6,384
	Tiffany & Co.	87,042	5,393
	Foot Locker Inc.	94,533	5,286
*	Bed Bath & Beyond Inc.	113,260	5,068
	Signet Jewelers Ltd.	51,011	5,049
	Staples Inc.	436,525	3,841
*	Burlington Stores Inc.	51,548	3,111
	Williams-Sonoma Inc.	58,197	3,087
	Gap Inc.	164,452	2,959
*	Sally Beauty Holdings Inc.	99,452	2,856
	Dick's Sporting Goods Inc.	61,117	2,622
*	AutoNation Inc.	51,165	2,581
	GameStop Corp. Class A	71,832	2,090
	American Eagle Outfitters Inc.	125,019	1,955

	CST Brands Inc.	50,939	1,932
*	Murphy USA Inc.	28,324	1,926
*	Michaels Cos. Inc.	63,418	1,859
*	Urban Outfitters Inc.	61,284	1,748
*	Five Below Inc.	36,658	1,535
*	Cabela's Inc.	29,929	1,453
	Monro Muffler Brake Inc.	21,824	1,374
	Lithia Motors Inc. Class A	16,065	1,323
	GNC Holdings Inc. Class A	50,505	1,316
	Penske Automotive Group Inc.	30,545	1,207
*	Office Depot Inc.	332,887	1,192
	DSW Inc. Class A	54,057	1,144
	Aaron's Inc.	44,869	1,126
*	Genesco Inc.	15,863	1,025
	Group 1 Automotive Inc.	15,921	990
	Chico's FAS Inc.	89,553	972
	Children's Place Inc.	13,724	967
	Abercrombie & Fitch Co.	47,221	939
*	Ascena Retail Group Inc.	119,383	862
*	Restoration Hardware Holdings Inc.	25,841	860
*	Asbury Automotive Group Inc.	14,446	810
*	Select Comfort Corp.	34,598	776
*	Express Inc.	51,510	749
	Guess? Inc.	44,397	700
	Caleres Inc.	27,929	683
	Cato Corp. Class A	17,620	667
*	Vitamin Shoppe Inc.	19,278	583
	Finish Line Inc. Class A	30,714	557
*	Hibbett Sports Inc.	15,684	542
^	Outerwall Inc.	11,904	491
^	Buckle Inc.	19,745	488
	Rent-A-Center Inc.	35,780	471
	Barnes & Noble Inc.	40,247	468
	Sonic Automotive Inc. Class A	22,142	396
	Tailored Brands Inc.	28,208	389
^,* Mattress Firm Holding Corp.		10,314	348
*	Tile Shop Holdings Inc.	18,214	332
	Pier 1 Imports Inc.	57,146	320
*	MarineMax Inc.	17,869	303
*	Francesca's Holdings Corp.	26,542	277
*	Party City Holdco Inc.	19,645	274
^,* Lumber Liquidators Holdings Inc.		18,797	246
	Shoe Carnival Inc.	10,396	242
	Barnes & Noble Education Inc.	25,424	242
	Haverty Furniture Cos. Inc.	12,891	240
*	Zumiez Inc.	13,882	207
	Winmark Corp.	1,459	143
^,* Conn's Inc.		12,477	139
	Kirkland's Inc.	10,121	135
*	America's Car-Mart Inc.	5,568	132
	Stein Mart Inc.	18,337	127
	Stage Stores Inc.	19,791	109
*	Container Store Group Inc.	11,606	62
*	Boot Barn Holdings Inc.	7,252	55
			381,650
Textiles, Apparel & Luxury Goods (6.3%)
	NIKE Inc. Class B	918,212	50,704

	VF Corp.		230,868	14,388
	Coach Inc.		188,204	7,419
	Hanesbrands Inc.		265,742	7,194
	PVH Corp.		55,989	5,252
*	Michael Kors Holdings Ltd.		122,156	5,218
*	lululemon athletica Inc.		76,298	4,962
^,* Under Armour Inc. Class A			122,144	4,608
	Under Armour Inc.		125,944	4,404
	Ralph Lauren Corp. Class A		39,893	3,763
	Carter's Inc.		35,315	3,550
*	Skechers U.S.A. Inc. Class A		88,180	2,749
*	Kate Spade & Co.		86,810	1,898
*	Steven Madden Ltd.		38,383	1,317
	Wolverine World Wide Inc.		69,419	1,264
*	Deckers Outdoor Corp.		21,900	1,152
*	G-III Apparel Group Ltd.		27,306	1,068
*	Tumi Holdings Inc.		39,669	1,064
	Columbia Sportswear Co.		19,078	1,014
*	Fossil Group Inc.		29,154	812
	Oxford Industries Inc.		10,184	645
*	Crocs Inc.		49,258	485
	Sequential Brands Group Inc.		37,081	299
*	Unifi Inc.		10,179	256
*	Iconix Brand Group Inc.		32,529	251
	Movado Group Inc.		10,950	225
*	Vera Bradley Inc.		13,397	205
				126,166
Total Common Stocks (Cost $1,949,088)				1,990,118

		Coupon
Temporary Cash Investment (0.6%)
1,2 Vanguard Market Liquidity Fund (Cost
	$11,511)	0.523%	11,511,101	11,511
Total Investments (100.5%) (Cost $1,960,599)				2,001,629

Other Assets and Liabilities-Net (-0.5%)2				(9,628)
Net Assets (100%)				1,992,001

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,146,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,511,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Consumer Discretionary Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,960,599,000. Net unrealized appreciation of investment securities for tax purposes was $41,030,000, consisting of unrealized gains of $224,527,000 on securities that had risen in value since their purchase and $183,497,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Beverages (21.0%)
	Coca-Cola Co.	7,221,083	322,060
	PepsiCo Inc.	2,516,066	254,550
	Constellation Brands Inc. Class A	331,431	50,759
^	Monster Beverage Corp.	278,932	41,840
	Molson Coors Brewing Co. Class B	367,847	36,483
	Dr Pepper Snapple Group Inc.	374,432	34,223
	Brown-Forman Corp. Class B	231,818	22,734
	Coca-Cola European Partners plc	434,426	16,860
*	Boston Beer Co. Inc. Class A	17,308	2,690
	Coca-Cola Bottling Co. Consolidated	14,163	1,749
			783,948
Food & Staples Retailing (21.6%)
	Wal-Mart Stores Inc.	2,680,968	189,759
	CVS Health Corp.	1,722,389	166,125
	Walgreens Boots Alliance Inc.	1,647,200	127,493
	Costco Wholesale Corp.	828,684	123,283
	Kroger Co.	1,779,386	63,631
	Sysco Corp.	1,071,227	51,537
	Whole Foods Market Inc.	682,367	22,075
*	Rite Aid Corp.	2,103,245	16,195
	Casey's General Stores Inc.	87,109	10,471
*	Sprouts Farmers Market Inc.	293,024	7,255
	PriceSmart Inc.	53,963	4,781
	SpartanNash Co.	145,512	4,323
*	United Natural Foods Inc.	98,765	3,680
	Andersons Inc.	100,214	3,586
	Weis Markets Inc.	64,724	3,247
*	Smart & Final Stores Inc.	156,081	2,477
	Village Super Market Inc. Class A	82,329	2,231
	Ingles Markets Inc. Class A	57,789	2,154
*	Chefs' Warehouse Inc.	135,490	2,057
*	SUPERVALU Inc.	385,300	1,784
	Performance Food Group Co.	9,052	225
^,* Natural Grocers by Vitamin Cottage Inc.		15,193	201
			808,570
Food Products (21.4%)
	Mondelez International Inc. Class A	3,003,328	133,618
	Kraft Heinz Co.	1,138,912	94,746
	General Mills Inc.	1,145,865	71,937
	Archer-Daniels-Midland Co.	1,180,385	50,485
	ConAgra Foods Inc.	844,838	38,609
	Kellogg Co.	518,859	38,588
	Tyson Foods Inc. Class A	601,034	38,334
	Mead Johnson Nutrition Co.	389,385	32,039
	JM Smucker Co.	225,445	29,116
	Hershey Co.	300,274	27,880
	Campbell Soup Co.	379,890	23,010
	McCormick & Co. Inc.	235,694	22,879

	Hormel Foods Corp.	588,343	20,245
	Bunge Ltd.	272,993	18,310
	Ingredion Inc.	150,075	17,620
*	WhiteWave Foods Co. Class A	369,002	16,476
*	TreeHouse Foods Inc.	126,900	12,017
*	Hain Celestial Group Inc.	229,447	11,344
*	Post Holdings Inc.	138,690	10,542
	Pinnacle Foods Inc.	245,986	10,363
	Flowers Foods Inc.	422,993	7,931
	Snyder's-Lance Inc.	229,062	7,080
	B&G Foods Inc.	164,601	7,076
	Lancaster Colony Corp.	50,347	6,104
*	Darling Ingredients Inc.	391,611	6,011
	Sanderson Farms Inc.	60,916	5,465
	Fresh Del Monte Produce Inc.	101,647	5,323
^	Pilgrim's Pride Corp.	203,027	5,049
	Dean Foods Co.	266,281	4,868
	J&J Snack Foods Corp.	42,396	4,473
^	Cal-Maine Foods Inc.	87,579	3,897
	Calavo Growers Inc.	58,494	3,311
^	Tootsie Roll Industries Inc.	90,825	3,251
*	Landec Corp.	205,583	2,381
*	Seneca Foods Corp. Class A	75,707	2,364
*	Farmer Brothers Co.	75,624	2,136
^	Limoneira Co.	81,157	1,335
^,* Freshpet Inc.		96,064	890
	John B Sanfilippo & Son Inc.	9,050	428
	Amplify Snack Brands Inc.	17,821	233
	Blue Buffalo Pet Products Inc.	8,848	229
			797,993
Household Products (18.2%)
	Procter & Gamble Co.	4,814,039	390,130
	Colgate-Palmolive Co.	1,617,326	113,876
	Kimberly-Clark Corp.	692,129	87,928
	Clorox Co.	253,193	32,545
	Church & Dwight Co. Inc.	263,407	25,940
	Spectrum Brands Holdings Inc.	67,687	7,890
	Energizer Holdings Inc.	164,614	7,791
	WD-40 Co.	43,841	4,883
*	HRG Group Inc.	291,034	3,821
*	Central Garden & Pet Co. Class A	166,735	3,040
*	Central Garden & Pet Co.	131,629	2,459
			680,303
Personal Products (2.3%)
	Estee Lauder Cos. Inc. Class A	440,276	40,409
	Edgewell Personal Care Co.	136,384	10,833
^,* Herbalife Ltd.		158,307	9,164
^	Coty Inc. Class A	198,352	5,225
	Nu Skin Enterprises Inc. Class A	126,185	4,978
	Avon Products Inc.	1,021,329	3,983
*	USANA Health Sciences Inc.	23,463	2,831
*	Revlon Inc. Class A	89,039	2,776
	Inter Parfums Inc.	94,015	2,749
	Medifast Inc.	70,579	2,252
^,* Elizabeth Arden Inc.		149,233	1,370

^ Natural Health Trends Corp.		1,152	34
			86,604
Tobacco (15.1%)
Philip Morris International Inc.		2,672,505	263,723
Altria Group Inc.		3,315,320	210,987
Reynolds American Inc.		1,633,753	81,197
Vector Group Ltd.		238,492	5,120
Universal Corp.		69,718	3,814
			564,841
Total Common Stocks (Cost $3,187,817)			3,722,259
	Coupon
Temporary Cash Investment (0.9%)1
2,3 Vanguard Market Liquidity Fund (Cost
$32,554)	0.523%	32,553,968	32,554
Total Investments (100.5%) (Cost $3,220,371)			3,754,813
Other Assets and Liabilities-Net (-0.5%)3			(19,865)
Net Assets (100%)			3,734,948

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,980,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,874,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

Consumer Staples Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	113	11,836	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $3,220,371,000. Net unrealized appreciation of investment securities for tax purposes was $534,442,000, consisting of unrealized gains of $548,591,000 on securities that had risen in value since their purchase and $14,149,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Energy Equipment & Services (17.5%)
	Oil & Gas Drilling (2.0%)
^	Helmerich & Payne Inc.	366,259	22,397
	Ensco plc Class A	1,105,084	10,929
	Patterson-UTI Energy Inc.	557,132	10,368
	Nabors Industries Ltd.	1,097,481	10,316
	Rowan Cos. plc Class A	476,368	8,065
	Noble Corp. plc	947,953	7,906
	Diamond Offshore Drilling Inc.	288,297	7,444
*	Unit Corp.	282,445	3,946
^	Atwood Oceanics Inc.	341,162	3,640
*	Parker Drilling Co.	1,103,130	2,427
*	Pioneer Energy Services Corp.	678,918	2,424
	Transocean Partners LLC	202,550	2,264
	Transocean Ltd.	6,054	59

	Oil & Gas Equipment & Services (15.5%)
	Schlumberger Ltd.	4,415,519	336,904
	Halliburton Co.	2,735,204	115,371
	Baker Hughes Inc.	1,370,380	63,558
	National Oilwell Varco Inc.	1,231,195	40,568
*	FMC Technologies Inc.	774,645	21,094
	Core Laboratories NV	146,887	17,810
*	Weatherford International plc	3,028,638	16,991
	Oceaneering International Inc.	358,960	11,867
	Superior Energy Services Inc.	582,875	10,049
*	Dril-Quip Inc.	148,105	9,039
^	US Silica Holdings Inc.	257,250	7,339
*	Oil States International Inc.	213,982	7,031
*	McDermott International Inc.	1,116,748	5,305
*	Forum Energy Technologies Inc.	283,063	4,750
*	SEACOR Holdings Inc.	81,637	4,683
^,* RPC Inc.		317,054	4,677
*	Helix Energy Solutions Group Inc.	529,071	4,238
^	Frank's International NV	230,720	3,694
	Archrock Inc.	440,995	3,365
*	Newpark Resources Inc.	636,221	2,920
*	TETRA Technologies Inc.	524,253	2,868
	Bristow Group Inc.	209,047	2,803
*	Matrix Service Co.	164,344	2,723
^	Fairmount Santrol Holdings Inc.	494,902	2,663
	Exterran Corp.	200,060	2,507
	Tesco Corp.	338,413	2,477
*	Hornbeck Offshore Services Inc.	287,255	2,387
*	Era Group Inc.	241,952	2,315
*	PHI Inc.	127,199	2,175
*	RigNet Inc.	151,885	1,888
^	CARBO Ceramics Inc.	146,415	1,805
	Tidewater Inc.	408,330	1,768
^,* Gulfmark Offshore Inc.		523,063	1,695

^,* C&J Energy Services Ltd.		1,040,537	553
			814,065
Oil, Gas & Consumable Fuels (82.5%)
	Coal & Consumable Fuels (0.3%)
^	CONSOL Energy Inc.	700,183	10,755
*	Westmoreland Coal Co.	258,879	2,094

	Integrated Oil & Gas (39.1%)
	Exxon Mobil Corp.	11,706,291	1,042,094
	Chevron Corp.	5,929,701	598,900
	Occidental Petroleum Corp.	2,420,116	182,573

	Oil & Gas Exploration & Production (27.3%)
	ConocoPhillips	3,922,135	171,750
	EOG Resources Inc.	1,747,913	142,210
	Anadarko Petroleum Corp.	1,637,998	84,947
	Pioneer Natural Resources Co.	519,783	83,332
	Apache Corp.	1,226,096	70,059
	Devon Energy Corp.	1,519,252	54,830
	Hess Corp.	914,013	54,777
*	Concho Resources Inc.	421,791	51,180
	Noble Energy Inc.	1,395,088	49,874
	EQT Corp.	566,924	41,527
	Cimarex Energy Co.	313,603	36,466
	Cabot Oil & Gas Corp.	1,514,499	36,302
	Marathon Oil Corp.	2,758,657	36,056
*	Newfield Exploration Co.	675,879	27,556
	Range Resources Corp.	582,562	24,811
*	Diamondback Energy Inc.	242,604	22,065
^,* Southwestern Energy Co.		1,376,654	18,819
	Murphy Oil Corp.	577,191	17,841
	Energen Corp.	346,636	16,507
*	Continental Resources Inc.	338,886	14,253
	QEP Resources Inc.	762,751	14,210
*	Gulfport Energy Corp.	448,451	13,785
*	Parsley Energy Inc. Class A	514,946	13,425
*	WPX Energy Inc.	1,045,513	10,758
*	PDC Energy Inc.	173,912	10,096
*	Chesapeake Energy Corp.	2,303,135	9,880
*	Whiting Petroleum Corp.	787,093	9,721
*	Antero Resources Corp.	324,559	9,422
*	Rice Energy Inc.	463,839	9,393
*	RSP Permian Inc.	278,449	9,169
^	SM Energy Co.	270,658	8,531
*	Carrizo Oil & Gas Inc.	221,066	8,511
*	Matador Resources Co.	343,325	7,800
*	Oasis Petroleum Inc.	680,750	6,835
^,* Laredo Petroleum Inc.		546,410	6,617
	Denbury Resources Inc.	1,521,771	6,102
*	Callon Petroleum Co.	525,188	5,982
*	Memorial Resource Development Corp.	368,559	5,823
*	Synergy Resources Corp.	874,674	5,283
*	Gran Tierra Energy Inc.	1,501,379	4,474
*	Kosmos Energy Ltd.	750,876	4,310
*	Cobalt International Energy Inc.	1,648,467	3,693
	California Resources Corp.	2,166,879	3,294

^,* Sanchez Energy Corp.		383,901	3,010
^,* Eclipse Resources Corp.		1,113,742	2,974
*	Bill Barrett Corp.	384,731	2,735
*	Ring Energy Inc.	330,833	2,676
*	Jones Energy Inc. Class A	649,318	2,467
*	Northern Oil and Gas Inc.	530,202	2,312
*	Contango Oil & Gas Co.	199,901	2,163
^,* Bonanza Creek Energy Inc.		771,019	2,028
^,* EXCO Resources Inc.		2,233,149	2,014
^,* Clayton Williams Energy Inc.		76,799	1,935
^,* W&T Offshore Inc.		895,497	1,889
^,* Stone Energy Corp.		795,690	430
^	Halcon Resources Corp.	1,237,485	377
	LinnCo LLC	3,901,896	304
^,* Energy XXI Ltd.		1,349,233	75

	Oil & Gas Refining & Marketing (7.8%)
	Phillips 66	1,542,910	123,988
	Valero Energy Corp.	1,538,765	84,170
	Marathon Petroleum Corp.	1,720,757	59,934
	Tesoro Corp.	397,444	31,032
	HollyFrontier Corp.	592,941	15,867
	World Fuel Services Corp.	253,275	11,643
	PBF Energy Inc. Class A	359,457	9,479
	Western Refining Inc.	290,381	6,168
	Delek US Holdings Inc.	277,744	3,827
	Green Plains Inc.	206,064	3,825
*	REX American Resources Corp.	46,956	2,743
*	Renewable Energy Group Inc.	288,205	2,654
^,* Clean Energy Fuels Corp.		764,557	2,485
	CVR Energy Inc.	116,167	2,282
*	Par Pacific Holdings Inc.	119,778	1,833
	Alon USA Energy Inc.	228,141	1,723

	Oil & Gas Storage & Transportation (8.0%)
	Kinder Morgan Inc.	6,045,480	109,302
	Spectra Energy Corp.	2,160,807	68,843
	Williams Cos. Inc.	2,330,748	51,649
	Columbia Pipeline Group Inc.	1,307,355	33,390
	ONEOK Inc.	712,037	30,796
	Targa Resources Corp.	552,797	23,676
*	Cheniere Energy Inc.	691,725	22,225
	Plains GP Holdings LP Class A	923,542	8,672
	SemGroup Corp. Class A	196,652	6,252
*	Enbridge Energy Management LLC	279,400	6,108
	Tallgrass Energy GP LP	215,232	5,174
^	EnLink Midstream LLC	279,162	4,375
^	Gener8 Maritime Inc.	373,436	2,700
	Overseas Shipholding Group Inc. Class A	33,266	59

			3,842,955
Total Common Stocks (Cost $5,472,895)			4,657,020

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund (Cost
$38,401)	0.523%	38,400,601	38,401
Total Investments (100.8%) (Cost $5,511,296)			4,695,421
Other Assets and Liabilities-Net (-0.8%)3,4			(37,801)
Net Assets (100%)			4,657,620

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,477,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $38,401,000 of collateral received for securities on loan.
4 Cash of $250,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

Energy Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	50	5,237	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $5,511,296,000. Net unrealized depreciation of investment securities for tax purposes was $815,875,000, consisting of unrealized gains of $111,106,000 on securities that had risen in value since their purchase and $926,981,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Banks (32.7%)
Wells Fargo & Co.	4,599,161	233,269
JPMorgan Chase & Co.	3,501,549	228,546
Bank of America Corp.	9,846,875	145,635
Citigroup Inc.	2,811,357	130,925
US Bancorp	1,656,670	70,939
PNC Financial Services Group Inc.	477,835	42,881
BB&T Corp.	772,218	28,086
SunTrust Banks Inc.	481,571	21,102
M&T Bank Corp.	136,984	16,370
Fifth Third Bancorp	748,612	14,126
Regions Financial Corp.	1,228,063	12,072
Citizens Financial Group Inc.	502,433	11,832
KeyCorp	795,083	10,193
First Republic Bank	139,104	10,073
Huntington Bancshares Inc.	757,428	7,915
Comerica Inc.	168,023	7,914
CIT Group Inc.	191,685	6,567
* Signature Bank	48,426	6,538
Zions Bancorporation	194,481	5,449
* SVB Financial Group	49,114	5,412
East West Bancorp Inc.	137,059	5,290
People's United Financial Inc.	295,491	4,692
PacWest Bancorp	108,916	4,540
Commerce Bancshares Inc.	84,154	4,118
Synovus Financial Corp.	120,438	3,874
Investors Bancorp Inc.	321,411	3,847
First Niagara Financial Group Inc.	338,294	3,694
FirstMerit Corp.	157,562	3,574
Cullen/Frost Bankers Inc.	53,158	3,556
Webster Financial Corp.	87,445	3,424
Prosperity Bancshares Inc.	63,377	3,413
* Western Alliance Bancorp	88,817	3,348
Umpqua Holdings Corp.	209,146	3,344
BankUnited Inc.	98,828	3,271
First Horizon National Corp.	222,738	3,243
Bank of the Ozarks Inc.	82,162	3,197
PrivateBancorp Inc.	71,214	3,158
Popular Inc.	98,204	3,078
Bank of Hawaii Corp.	41,182	2,959
Associated Banc-Corp	142,939	2,672
FNB Corp.	198,541	2,658
United Bankshares Inc.	66,007	2,628
Home BancShares Inc.	59,752	2,626
Wintrust Financial Corp.	46,242	2,463
IBERIABANK Corp.	39,101	2,424
MB Financial Inc.	66,752	2,413
Fulton Financial Corp.	164,992	2,351
UMB Financial Corp.	39,660	2,282
Cathay General Bancorp	73,032	2,251

* Texas Capital Bancshares Inc.	43,581	2,233
TCF Financial Corp.	153,144	2,201
Valley National Bancorp	230,383	2,196
Hancock Holding Co.	73,568	2,022
Glacier Bancorp Inc.	72,395	1,979
Sterling Bancorp	117,803	1,939
BancorpSouth Inc.	80,177	1,915
Great Western Bancorp Inc.	55,794	1,898
Pinnacle Financial Partners Inc.	36,717	1,806
First Citizens BancShares Inc. Class A	6,843	1,773
Community Bank System Inc.	41,513	1,712
CVB Financial Corp.	96,444	1,693
^ First Financial Bankshares Inc.	49,972	1,675
Columbia Banking System Inc.	54,935	1,674
South State Corp.	22,922	1,662
Old National Bancorp	121,805	1,603
Trustmark Corp.	61,197	1,516
International Bancshares Corp.	53,759	1,507
* Eagle Bancorp Inc.	28,286	1,456
* Hilltop Holdings Inc.	70,281	1,437
Chemical Financial Corp.	36,342	1,432
First Midwest Bancorp Inc.	73,691	1,378
Simmons First National Corp. Class A	27,122	1,288
United Community Banks Inc.	63,599	1,280
Talmer Bancorp Inc. Class A	63,336	1,263
Renasant Corp.	36,410	1,253
BBCN Bancorp Inc.	75,478	1,227
^ BOK Financial Corp.	18,899	1,205
WesBanco Inc.	36,623	1,196
NBT Bancorp Inc.	40,677	1,186
^ Westamerica Bancorporation	24,321	1,183
Independent Bank Corp.	23,901	1,178
Park National Corp.	12,440	1,169
* FCB Financial Holdings Inc. Class A	31,567	1,167
LegacyTexas Financial Group Inc.	43,243	1,164
Union Bankshares Corp.	42,854	1,163
First Financial Bancorp	58,181	1,150
ServisFirst Bancshares Inc.	21,139	1,100
Yadkin Financial Corp.	40,974	1,085
Ameris Bancorp	31,651	1,007
Boston Private Financial Holdings Inc.	79,104	996
Towne Bank	44,425	971
First Merchants Corp.	37,158	963
Tompkins Financial Corp.	12,669	843
BNC Bancorp	34,806	830
S&T Bancorp Inc.	31,760	822
First Commonwealth Financial Corp.	85,703	805
Banc of California Inc.	39,747	797
Lakeland Financial Corp.	16,079	789
Brookline Bancorp Inc.	67,163	781
Berkshire Hills Bancorp Inc.	28,382	780
Wilshire Bancorp Inc.	66,899	765
Hanmi Financial Corp.	30,158	734
State Bank Financial Corp.	33,752	734
Central Pacific Financial Corp.	30,253	725
Banner Corp.	16,239	722
City Holding Co.	14,687	722

Opus Bank	18,890	711
Capital Bank Financial Corp.	22,831	704
Cardinal Financial Corp.	30,958	703
CenterState Banks Inc.	43,905	695
Sandy Spring Bancorp Inc.	23,242	683
Southside Bancshares Inc.	22,877	675
First Busey Corp.	29,045	645
* Customers Bancorp Inc.	23,891	642
National Bank Holdings Corp. Class A	29,271	622
Stock Yards Bancorp Inc.	19,860	577
Heartland Financial USA Inc.	16,011	562
First Interstate BancSystem Inc. Class A	19,258	558
TriCo Bancshares	19,549	551
Community Trust Bancorp Inc.	15,235	550
Flushing Financial Corp.	26,242	547
1st Source Corp.	16,048	544
Washington Trust Bancorp Inc.	13,971	535
Heritage Financial Corp.	28,538	521
Enterprise Financial Services Corp.	17,116	490
* First BanCorp	115,207	485
ConnectOne Bancorp Inc.	27,747	440
MainSource Financial Group Inc.	19,225	434
Lakeland Bancorp Inc.	37,058	428
CoBiz Financial Inc.	33,539	424
BancFirst Corp.	6,645	417
* Seacoast Banking Corp. of Florida	24,525	413
First of Long Island Corp.	13,516	407
Independent Bank Group Inc.	10,676	406
OFG Bancorp	41,837	382
German American Bancorp Inc.	11,641	375
Blue Hills Bancorp Inc.	26,356	374
Univest Corp. of Pennsylvania	18,487	373
Great Southern Bancorp Inc.	9,285	364
Financial Institutions Inc.	13,018	364
Bryn Mawr Bank Corp.	11,561	338
First Bancorp	16,559	327
Southwest Bancorp Inc.	18,846	320
Arrow Financial Corp.	10,753	312
First Financial Corp.	8,362	309
* First NBC Bank Holding Co.	14,794	276
Live Oak Bancshares Inc.	16,821	272
Republic Bancorp Inc. Class A	9,344	259
* Sun Bancorp Inc.	9,391	195
* Bancorp Inc.	55	—
		1,204,191
Capital Markets (10.7%)
Goldman Sachs Group Inc.	362,441	57,802
Bank of New York Mellon Corp.	1,025,850	43,147
BlackRock Inc.	116,999	42,570
Morgan Stanley	1,400,831	38,341
Charles Schwab Corp.	1,133,403	34,659
State Street Corp.	381,432	24,053
T. Rowe Price Group Inc.	236,674	18,238
Ameriprise Financial Inc.	161,054	16,374
Northern Trust Corp.	208,996	15,487
Franklin Resources Inc.	367,273	13,718
Invesco Ltd.	397,093	12,469

*	Affiliated Managers Group Inc.	51,460	8,929
	TD Ameritrade Holding Corp.	255,413	8,344
*	E*TRADE Financial Corp.	269,564	7,518
	Raymond James Financial Inc.	122,285	6,857
	SEI Investments Co.	132,906	6,837
	Eaton Vance Corp.	109,771	3,991
	Legg Mason Inc.	91,948	3,172
	Federated Investors Inc. Class B	88,745	2,868
*	Stifel Financial Corp.	66,326	2,506
	Interactive Brokers Group Inc.	57,313	2,303
	Janus Capital Group Inc.	141,303	2,145
	NorthStar Asset Management Group Inc.	171,145	2,141
^	LPL Financial Holdings Inc.	71,803	2,003
	Evercore Partners Inc. Class A	37,303	1,940
	BGC Partners Inc. Class A	194,240	1,804
	Waddell & Reed Financial Inc. Class A	78,575	1,679
	WisdomTree Investments Inc.	112,156	1,391
	Financial Engines Inc.	49,331	1,363
	Artisan Partners Asset Management Inc. Class A	34,122	1,115
	HFF Inc. Class A	32,162	1,036
*	KCG Holdings Inc. Class A	64,515	908
	Cohen & Steers Inc.	19,680	759
	OM Asset Management plc	41,033	623
*	Piper Jaffray Cos.	14,511	613
	Virtu Financial Inc. Class A	31,697	565
	Diamond Hill Investment Group Inc.	3,031	546
	Greenhill & Co. Inc.	26,221	541
	Investment Technology Group Inc.	29,052	536
	Virtus Investment Partners Inc.	6,567	535
	Moelis & Co. Class A	17,073	455
	PJT Partners Inc.	16,250	422
	Westwood Holdings Group Inc.	6,890	395
*	INTL. FCStone Inc.	14,073	392
*	Cowen Group Inc. Class A	94,803	318
	Arlington Asset Investment Corp. Class A	21,753	289
	Houlihan Lokey Inc.	11,506	278
*	Safeguard Scientifics Inc.	19,998	265
*	Ladenburg Thalmann Financial Services Inc.	94,038	250
	GAMCO Investors Inc. Class A	4,350	159
	Associated Capital Group Inc. Class A	4,255	127
	Pzena Investment Management Inc. Class A	11,756	103
	Fifth Street Asset Management Inc.	5,586	25
	Oppenheimer Holdings Inc. Class A	15	—
			395,904
Consumer Finance (4.4%)
	American Express Co.	781,386	51,384
	Capital One Financial Corp.	502,831	36,827
*	Synchrony Financial	793,372	24,753
	Discover Financial Services	394,985	22,439
*	Ally Financial Inc.	412,983	7,409
	Navient Corp.	326,916	4,482
*	SLM Corp.	403,793	2,774
	OneMain Holdings Inc. Class A	57,617	1,801
*	Santander Consumer USA Holdings Inc.	119,461	1,536
*,^ Credit Acceptance Corp.		6,967	1,305
*	LendingClub Corp.	272,743	1,298
*	PRA Group Inc.	46,122	1,269

First Cash Financial Services Inc.	26,302	1,149
* Green Dot Corp. Class A	43,356	957
Nelnet Inc. Class A	23,882	876
Cash America International Inc.	23,958	869
* Encore Capital Group Inc.	22,292	600
* EZCORP Inc. Class A	46,555	316
* World Acceptance Corp.	6,123	268
* Enova International Inc.	24,081	175
		162,487
Diversified Financial Services (8.5%)
* Berkshire Hathaway Inc. Class B	1,135,587	159,595
CME Group Inc.	322,697	31,589
• Intercontinental Exchange Inc.	113,385	30,741
S&P Global Inc.	253,000	28,288
Moody's Corp.	167,245	16,497
Nasdaq Inc.	109,606	7,235
MSCI Inc. Class A	89,423	7,135
Voya Financial Inc.	198,583	6,525
FactSet Research Systems Inc.	39,279	6,248
Leucadia National Corp.	310,160	5,614
CBOE Holdings Inc.	78,522	4,998
MarketAxess Holdings Inc.	35,386	4,952
Morningstar Inc.	19,036	1,607
Texas Pacific Land Trust	7,718	1,312
* PICO Holdings Inc.	20,802	193
* NewStar Financial Inc.	20,060	169
* On Deck Capital Inc.	32,404	168
		312,866
Insurance (17.0%)
American International Group Inc.	1,096,235	63,450
Chubb Ltd.	439,518	55,647
MetLife Inc.	888,895	40,489
Prudential Financial Inc.	425,278	33,703
Marsh & McLennan Cos. Inc.	496,241	32,787
Travelers Cos. Inc.	281,307	32,108
Aon plc	257,501	28,137
Aflac Inc.	400,446	27,815
Allstate Corp.	360,674	24,349
Progressive Corp.	556,284	18,524
Hartford Financial Services Group Inc.	378,276	17,087
Willis Towers Watson plc	125,267	16,037
* Markel Corp.	13,329	12,702
Principal Financial Group Inc.	278,553	12,412
Loews Corp.	274,867	11,127
Lincoln National Corp.	229,702	10,532
Cincinnati Financial Corp.	148,262	10,245
XL Group plc Class A	282,910	9,718
* Arch Capital Group Ltd.	116,290	8,450
Unum Group	227,705	8,407
FNF Group	237,904	8,315
Arthur J Gallagher & Co.	168,343	8,136
* Alleghany Corp.	14,780	8,053
Everest Re Group Ltd.	40,984	7,341
Torchmark Corp.	109,841	6,769
Reinsurance Group of America Inc. Class A	62,476	6,194
Assurant Inc.	62,675	5,477

	WR Berkley Corp.	93,964	5,359
	Axis Capital Holdings Ltd.	91,465	5,044
	American Financial Group Inc.	66,663	4,885
	RenaissanceRe Holdings Ltd.	41,704	4,817
	Old Republic International Corp.	236,567	4,533
	White Mountains Insurance Group Ltd.	5,384	4,336
	Brown & Brown Inc.	114,301	4,122
	Endurance Specialty Holdings Ltd.	60,309	4,096
	First American Financial Corp.	103,144	3,944
	Validus Holdings Ltd.	77,769	3,787
	Hanover Insurance Group Inc.	41,215	3,572
	Assured Guaranty Ltd.	129,584	3,484
	CNO Financial Group Inc.	171,179	3,473
	Allied World Assurance Co. Holdings AG	86,176	3,195
	Aspen Insurance Holdings Ltd.	57,785	2,765
	ProAssurance Corp.	50,580	2,655
	Primerica Inc.	45,864	2,573
	RLI Corp.	37,103	2,453
	Erie Indemnity Co. Class A	24,169	2,366
	AmTrust Financial Services Inc.	83,352	2,210
	Selective Insurance Group Inc.	54,682	2,031
*	Genworth Financial Inc. Class A	473,568	1,752
*	Enstar Group Ltd.	10,017	1,561
	Argo Group International Holdings Ltd.	28,872	1,520
	Mercury General Corp.	26,235	1,379
	Horace Mann Educators Corp.	38,662	1,317
	Kemper Corp.	39,272	1,269
	American Equity Investment Life Holding Co.	77,306	1,253
	National General Holdings Corp.	56,764	1,177
	AMERISAFE Inc.	18,340	1,114
*	Navigators Group Inc.	10,776	981
	American National Insurance Co.	7,582	906
	Employers Holdings Inc.	30,341	906
*	FNFV Group	74,013	890
*	MBIA Inc.	123,091	886
	Infinity Property & Casualty Corp.	10,820	843
	United Fire Group Inc.	20,058	826
	Safety Insurance Group Inc.	12,132	721
*	Ambac Financial Group Inc.	43,489	717
	Stewart Information Services Corp.	18,963	706
	Maiden Holdings Ltd.	51,390	674
	FBL Financial Group Inc. Class A	10,301	648
*	Third Point Reinsurance Ltd.	54,082	633
*	Greenlight Capital Re Ltd. Class A	29,403	598
	Universal Insurance Holdings Inc.	30,606	595
	James River Group Holdings Ltd.	13,810	488
	National Western Life Group Inc. Class A	2,256	482
*,^ Citizens Inc. Class A		44,073	352
	State Auto Financial Corp.	16,140	331
	Heritage Insurance Holdings Inc.	24,822	327
	State National Cos. Inc.	28,751	310
	United Insurance Holdings Corp.	16,218	285
	HCI Group Inc.	8,750	278
	Fidelity & Guaranty Life	11,025	262
	OneBeacon Insurance Group Ltd. Class A	19,969	260
*	Global Indemnity plc	8,196	247
	National Interstate Corp.	7,695	239

EMC Insurance Group Inc.	7,830	209
Baldwin & Lyons Inc.	8,046	189
Donegal Group Inc. Class A	10,412	169
Crawford & Co. Class B	9,772	84
*,^ Patriot National Inc.	8,711	66
		628,161
Real Estate Investment Trusts (REITs) (24.7%)
Simon Property Group Inc.	294,340	58,173
American Tower Corporation	404,328	42,770
Public Storage	139,947	35,506
Crown Castle International Corp.	317,462	28,829
Equity Residential	346,634	23,991
Equinix Inc.	65,820	23,827
Prologis Inc.	498,916	23,713
Weyerhaeuser Co.	750,814	23,651
AvalonBay Communities Inc.	130,311	23,440
Welltower Inc.	336,731	23,204
Ventas Inc.	320,514	21,260
Boston Properties Inc.	146,096	18,354
Vornado Realty Trust	161,485	15,425
General Growth Properties Inc.	545,184	14,649
HCP Inc.	442,136	14,533
Realty Income Corp.	237,536	14,274
Essex Property Trust Inc.	62,372	14,173
Digital Realty Trust Inc.	142,381	13,590
Kimco Realty Corp.	393,300	11,083
Host Hotels & Resorts Inc.	715,197	11,014
Extra Space Storage Inc.	118,362	11,004
Federal Realty Investment Trust	65,971	10,106
SL Green Realty Corp.	94,910	9,620
Annaly Capital Management Inc.	881,916	9,331
Macerich Co.	120,848	9,223
UDR Inc.	249,349	8,984
Iron Mountain Inc.	239,955	8,816
VEREIT Inc.	819,744	7,861
Duke Realty Corp.	328,149	7,767
Mid-America Apartment Communities Inc.	71,711	7,385
Regency Centers Corp.	93,085	7,130
Camden Property Trust	82,381	7,020
Alexandria Real Estate Equities Inc.	69,038	6,690
Apartment Investment & Management Co.	148,501	6,334
National Retail Properties Inc.	136,056	6,167
American Capital Agency Corp.	321,785	6,079
WP Carey Inc.	94,296	6,045
Gaming and Leisure Properties Inc.	182,322	6,000
American Campus Communities Inc.	124,444	5,851
Omega Healthcare Investors Inc.	177,670	5,671
Equity LifeStyle Properties Inc.	76,297	5,593
Kilroy Realty Corp.	87,948	5,554
CubeSmart	167,649	5,338
Liberty Property Trust	140,162	5,231
Forest City Realty Trust Inc. Class A	229,133	5,227
Spirit Realty Capital Inc.	451,898	5,174
Lamar Advertising Co. Class A	78,126	5,082
DDR Corp.	293,146	5,045
Brixmor Property Group Inc.	199,752	5,044
Sovran Self Storage Inc.	43,264	4,684

Starwood Property Trust Inc.	226,001	4,660
Douglas Emmett Inc.	133,034	4,509
Highwoods Properties Inc.	90,799	4,418
EPR Properties	60,369	4,303
Senior Housing Properties Trust	226,524	4,231
Weingarten Realty Investors	111,910	4,211
Sun Communities Inc.	57,614	4,023
Taubman Centers Inc.	57,117	3,916
Healthcare Trust of America Inc. Class A	124,535	3,758
Corrections Corp. of America	111,156	3,735
Hospitality Properties Trust	144,589	3,701
STORE Capital Corp.	144,232	3,682
DCT Industrial Trust Inc.	83,709	3,610
Retail Properties of America Inc.	226,405	3,589
Gramercy Property Trust	399,212	3,565
Medical Properties Trust Inc.	227,031	3,337
CyrusOne Inc.	67,016	3,305
* Equity Commonwealth	113,930	3,291
Tanger Factory Outlet Centers Inc.	91,336	3,217
Post Properties Inc.	51,499	3,119
Rayonier Inc.	118,220	3,065
Communications Sales & Leasing Inc.	121,772	3,042
Healthcare Realty Trust Inc.	95,368	3,032
New Residential Investment Corp.	219,803	2,985
American Homes 4 Rent Class A	162,215	2,975
DuPont Fabros Technology Inc.	69,646	2,947
Outfront Media Inc.	130,330	2,899
Apple Hospitality REIT Inc.	157,695	2,875
Two Harbors Investment Corp.	331,469	2,811
Piedmont Office Realty Trust Inc. Class A	138,063	2,768
First Industrial Realty Trust Inc.	111,133	2,752
Paramount Group Inc.	161,807	2,650
Brandywine Realty Trust	166,262	2,625
Chimera Investment Corp.	171,501	2,571
National Health Investors Inc.	36,671	2,561
Equity One Inc.	86,876	2,559
Education Realty Trust Inc.	59,552	2,548
MFA Financial Inc.	352,077	2,538
Urban Edge Properties	94,257	2,531
Blackstone Mortgage Trust Inc. Class A	89,586	2,525
LaSalle Hotel Properties	107,269	2,479
Sunstone Hotel Investors Inc.	205,280	2,472
RLJ Lodging Trust	119,274	2,444
Corporate Office Properties Trust	90,303	2,441
NorthStar Realty Finance Corp.	178,784	2,414
Hudson Pacific Properties Inc.	85,653	2,408
Physicians Realty Trust	124,689	2,368
GEO Group Inc.	70,888	2,358
Columbia Property Trust Inc.	111,970	2,309
QTS Realty Trust Inc. Class A	44,444	2,296
Acadia Realty Trust	65,419	2,218
Empire State Realty Trust Inc.	114,465	2,169
CoreSite Realty Corp.	28,457	2,158
Ryman Hospitality Properties Inc.	43,895	2,153
Kite Realty Group Trust	79,314	2,131
Mack-Cali Realty Corp.	80,480	2,112
Cousins Properties Inc.	194,412	2,088

Care Capital Properties Inc.	79,411	2,064
Washington REIT	69,489	2,059
EastGroup Properties Inc.	30,833	1,974
Colony Capital Inc. Class A	106,232	1,946
PS Business Parks Inc.	19,411	1,916
Retail Opportunity Investments Corp.	94,553	1,912
Lexington Realty Trust	200,869	1,898
WP Glimcher Inc.	176,118	1,800
Pebblebrook Hotel Trust	68,114	1,718
DiamondRock Hospitality Co.	190,820	1,706
Invesco Mortgage Capital Inc.	112,921	1,624
Xenia Hotels & Resorts Inc.	100,419	1,619
LTC Properties Inc.	33,821	1,577
Select Income REIT	63,960	1,575
CBL & Associates Properties Inc.	162,233	1,561
Monogram Residential Trust Inc.	151,577	1,537
Hatteras Financial Corp.	92,291	1,485
New York REIT Inc.	154,258	1,408
Parkway Properties Inc.	80,099	1,398
Pennsylvania REIT	65,872	1,390
STAG Industrial Inc.	64,707	1,381
Chesapeake Lodging Trust	57,254	1,365
Ramco-Gershenson Properties Trust	75,753	1,364
Government Properties Income Trust	67,607	1,325
Global Net Lease Inc.	160,852	1,314
Potlatch Corp.	38,323	1,310
American Assets Trust Inc.	32,395	1,296
Sabra Health Care REIT Inc.	61,783	1,294
Rexford Industrial Realty Inc.	61,584	1,226
CYS Investments Inc.	147,490	1,205
Redwood Trust Inc.	79,112	1,127
PennyMac Mortgage Investment Trust	69,497	1,070
Colony Starwood Homes	39,006	1,062
Four Corners Property Trust Inc.	54,081	1,051
Apollo Commercial Real Estate Finance Inc.	63,454	1,029
Seritage Growth Properties Class A	21,361	987
Terreno Realty Corp.	40,635	973
Summit Hotel Properties Inc.	82,826	969
Franklin Street Properties Corp.	84,612	965
Agree Realty Corp.	22,241	947
Capstead Mortgage Corp.	90,389	873
FelCor Lodging Trust Inc.	130,667	864
New Senior Investment Group Inc.	81,134	841
* iStar Inc.	81,004	829
Alexander's Inc.	2,165	793
Chatham Lodging Trust	35,901	779
American Capital Mortgage Investment Corp.	47,004	744
Investors Real Estate Trust	118,445	737
ARMOUR Residential REIT Inc.	37,668	731
CareTrust REIT Inc.	54,212	726
Rouse Properties Inc.	38,936	711
Hersha Hospitality Trust Class A	39,971	708
InfraREIT Inc.	40,030	687
Tier REIT Inc.	45,457	682
Hannon Armstrong Sustainable Infrastructure Capital Inc.	33,474	681
Saul Centers Inc.	12,080	679
NorthStar Realty Europe Corp.	59,879	674

Universal Health Realty Income Trust	11,870	635
Monmouth Real Estate Investment Corp.	51,866	617
New York Mortgage Trust Inc.	102,990	613
Altisource Residential Corp.	53,520	536
Urstadt Biddle Properties Inc. Class A	25,326	536
Getty Realty Corp.	25,984	525
Ladder Capital Corp.	42,467	523
Silver Bay Realty Trust Corp.	32,142	503
First Potomac Realty Trust	54,255	486
Cedar Realty Trust Inc.	70,024	475
Anworth Mortgage Asset Corp.	98,161	454
Ashford Hospitality Trust Inc.	89,032	448
National Storage Affiliates Trust	21,389	446
Apollo Residential Mortgage Inc.	29,684	400
CatchMark Timber Trust Inc. Class A	36,831	398
Western Asset Mortgage Capital Corp.	40,961	380
Resource Capital Corp.	29,748	379
AG Mortgage Investment Trust Inc.	26,194	367
Ares Commercial Real Estate Corp.	25,301	303
One Liberty Properties Inc.	13,097	297
Dynex Capital Inc.	43,786	293
Ashford Hospitality Prime Inc.	27,022	292
Winthrop Realty Trust	28,717	282
RAIT Financial Trust	84,448	280
Newcastle Investment Corp.	60,585	272
Arbor Realty Trust Inc.	37,253	260
Easterly Government Properties Inc.	13,747	257
^ United Development Funding IV	29,897	96
		912,491
Real Estate Management & Development (0.8%)
* CBRE Group Inc. Class A	286,444	8,550
Jones Lang LaSalle Inc.	42,988	5,067
* Realogy Holdings Corp.	139,844	4,587
* Howard Hughes Corp.	34,066	3,722
Kennedy-Wilson Holdings Inc.	92,867	1,980
Alexander & Baldwin Inc.	44,384	1,671
* St. Joe Co.	50,625	880
RE/MAX Holdings Inc. Class A	15,811	639
* Altisource Portfolio Solutions SA	13,749	384
* Forestar Group Inc.	29,463	361
* Marcus & Millichap Inc.	13,932	354
* Tejon Ranch Co.	14,383	336
RMR Group Inc. Class A	6,595	195
* FRP Holdings Inc.	5,802	177
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,227	—
		28,903
Thrifts & Mortgage Finance (1.0%)
New York Community Bancorp Inc.	460,638	7,250
Radian Group Inc.	188,329	2,337
* MGIC Investment Corp.	323,676	2,282
Washington Federal Inc.	88,337	2,207
Capitol Federal Financial Inc.	124,100	1,685
Astoria Financial Corp.	85,500	1,366
Northwest Bancshares Inc.	91,915	1,361
* Essent Group Ltd.	62,121	1,358
TFS Financial Corp.	68,792	1,269

EverBank Financial Corp.		77,841	1,192
Kearny Financial Corp.		88,925	1,164
Provident Financial Services Inc.		56,716	1,158
* Beneficial Bancorp Inc.		78,051	1,075
WSFS Financial Corp.		27,052	959
* BofI Holding Inc.		50,607	950
* PHH Corp.		55,853	798
Meridian Bancorp Inc.		49,703	746
* Walker & Dunlop Inc.		25,586	615
TrustCo Bank Corp. NY		91,611	602
Northfield Bancorp Inc.		38,510	599
Oritani Financial Corp.		35,449	594
United Financial Bancorp Inc.		43,946	584
Dime Community Bancshares Inc.		30,593	562
*,^ LendingTree Inc.		6,545	545
*,^ Nationstar Mortgage Holdings Inc.		42,501	542
* Flagstar Bancorp Inc.		21,880	530
Waterstone Financial Inc.		26,576	385
Clifton Bancorp Inc.		21,283	322
Federal Agricultural Mortgage Corp.		8,674	313
* NMI Holdings Inc. Class A		48,336	302
* PennyMac Financial Services Inc. Class A		16,654	229
* Ocwen Financial Corp.		100,275	199
*,^ Walter Investment Management Corp.		34,630	172
			36,252
Total Common Stocks (Cost $3,684,063)			3,681,255
	Coupon
Temporary Cash Investments (0.1%)1
2,3 Vanguard Market Liquidity Fund (Cost
$3,535)	0.523%	3,535,101	3,535
Total Investments (99.9%) (Cost $3,687,598)			3,684,790
Other Assets and Liabilities-Net (0.1%)3,4			3,172
Net Assets (100%)			3,687,962

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,410,000.
• See Note A in Notes to Financial Statements.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,535,000 of collateral received for securities on loan.
4 Cash of $100,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Financials Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,681,159	—	96
Temporary Cash Investments	3,535	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	3,684,691	—	96
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Financials Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	58	6,075	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $3,687,598,000. Net unrealized depreciation of investment securities for tax purposes was $2,808,000, consisting of unrealized gains of $224,797,000 on securities that had risen in value since their purchase and $227,605,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Biotechnology (24.1%)
	Gilead Sciences Inc.	2,745,061	238,985
	Amgen Inc.	1,509,641	238,448
	AbbVie Inc.	3,234,594	203,553
*	Celgene Corp.	1,569,090	165,570
*	Biogen Inc.	439,008	127,194
*	Alexion Pharmaceuticals Inc.	452,292	68,251
	Baxalta Inc.	1,367,507	61,852
*	Regeneron Pharmaceuticals Inc.	154,874	61,784
*	Vertex Pharmaceuticals Inc.	494,656	46,077
*	BioMarin Pharmaceutical Inc.	324,382	29,081
*	Incyte Corp.	338,239	28,551
*	Medivation Inc.	329,685	19,933
*	Alkermes plc	302,619	14,044
*	Alnylam Pharmaceuticals Inc.	153,838	11,033
*	United Therapeutics Corp.	90,989	10,834
*	Neurocrine Biosciences Inc.	173,612	8,620
*	Seattle Genetics Inc.	210,712	8,519
*	Anacor Pharmaceuticals Inc.	84,074	8,348
*,^ OPKO Health Inc.		654,696	6,959
*,^ ACADIA Pharmaceuticals Inc.		180,875	6,408
	Ionis Pharmaceuticals Inc.	242,239	5,496
*	Ultragenyx Pharmaceutical Inc.	74,197	5,424
*,^ Intercept Pharmaceuticals Inc.		34,293	5,088
*	Myriad Genetics Inc.	143,088	4,849
*	Ligand Pharmaceuticals Inc.	39,595	4,735
*,^ Juno Therapeutics Inc.		94,033	4,084
*	Cepheid	145,445	4,074
*,^ Kite Pharma Inc.		78,424	4,019
*,^ Intrexon Corp.		116,611	3,585
*	Bluebird Bio Inc.	74,091	3,353
*,^ Novavax Inc.		542,778	3,305
*,^ Agios Pharmaceuticals Inc.		56,879	3,182
*	Portola Pharmaceuticals Inc.	112,352	3,087
*	Ironwood Pharmaceuticals Inc. Class A	243,113	3,036
*	ARIAD Pharmaceuticals Inc.	342,057	3,027
*,^ Exelixis Inc.		456,489	2,963
*	Emergent BioSolutions Inc.	67,384	2,957
*	Ophthotech Corp.	53,071	2,850
*	Prothena Corp. plc	57,414	2,787
*	TESARO Inc.	58,243	2,697
*	Acorda Therapeutics Inc.	91,800	2,612
*	Alder Biopharmaceuticals Inc.	78,779	2,369
*	Five Prime Therapeutics Inc.	49,821	2,278
*	Halozyme Therapeutics Inc.	220,208	2,215
*	Radius Health Inc.	60,497	2,194
*	Puma Biotechnology Inc.	55,630	2,102
*	Achillion Pharmaceuticals Inc.	218,687	2,045
*,^ Spark Therapeutics Inc.		35,365	1,979
*	Acceleron Pharma Inc.	55,943	1,914

*	FibroGen Inc.	99,261	1,852
*,^ Sarepta Therapeutics Inc.		87,138	1,824
*	Celator Pharmaceuticals Inc.	60,208	1,811
*	Sage Therapeutics Inc.	51,371	1,691
*,^ ZIOPHARM Oncology Inc.		211,751	1,649
*,^ MiMedx Group Inc.		204,620	1,610
*	Amicus Therapeutics Inc.	227,225	1,609
*	Repligen Corp.	66,303	1,589
*	Momenta Pharmaceuticals Inc.	131,960	1,554
*,^ Inovio Pharmaceuticals Inc.		136,359	1,544
*	AMAG Pharmaceuticals Inc.	70,251	1,506
*	Merrimack Pharmaceuticals Inc.	221,243	1,476
*	MacroGenics Inc.	55,352	1,415
*	Insmed Inc.	118,038	1,393
*,^ Lexicon Pharmaceuticals Inc.		93,565	1,330
*,^ Heron Therapeutics Inc.		62,095	1,329
*	Exact Sciences Corp.	192,795	1,280
*	Dynavax Technologies Corp.	73,317	1,216
*	Clovis Oncology Inc.	69,302	1,166
	PDL BioPharma Inc.	310,984	1,116
*	Retrophin Inc.	62,252	1,107
*	Spectrum Pharmaceuticals Inc.	134,171	1,005
*	ImmunoGen Inc.	175,420	989
*	Keryx Biopharmaceuticals Inc.	159,860	961
*	Genomic Health Inc.	35,412	949
*	Geron Corp.	314,500	931
*	Sangamo BioSciences Inc.	134,162	926
*	Array BioPharma Inc.	244,901	923
*	Xencor Inc.	64,926	917
*	Celldex Therapeutics Inc.	197,435	904
*	Eagle Pharmaceuticals Inc.	18,833	895
*	Raptor Pharmaceutical Corp.	160,364	887
*,^ Immunomedics Inc.		181,737	880
*	Arena Pharmaceuticals Inc.	485,419	879
*	Coherus Biosciences Inc.	47,046	877
*	Epizyme Inc.	78,683	870
*	Vanda Pharmaceuticals Inc.	77,916	810
^	Arrowhead Pharmaceuticals Inc.	120,359	738
*	Enanta Pharmaceuticals Inc.	28,510	699
*	Progenics Pharmaceuticals Inc.	138,755	697
*	Blueprint Medicines Corp.	35,786	680
*,^ Insys Therapeutics Inc.		43,115	675
^	Axovant Sciences Ltd.	50,685	670
*	TG Therapeutics Inc.	84,268	634
*,^ Advaxis Inc.		67,885	629
*	Atara Biotherapeutics Inc.	34,391	623
*	Otonomy Inc.	42,081	618
^	Seres Therapeutics Inc.	19,943	607
*	Loxo Oncology Inc.	21,501	580
	Aimmune Therapeutics Inc.	37,791	580
*,^ Aduro Biotech Inc.		45,021	553
*,^ XBiotech Inc.		35,355	544
*,^ NewLink Genetics Corp.		44,169	518
*,^ Organovo Holdings Inc.		175,694	513
*,^ MannKind Corp.		533,156	506
*	PTC Therapeutics Inc.	61,927	505
*	Trevena Inc.	67,675	495

*,^ OvaScience Inc.		66,935	495
*	Infinity Pharmaceuticals Inc.	89,209	473
*,^ Esperion Therapeutics Inc.		27,137	465
*	Karyopharm Therapeutics Inc.	43,010	412
*	Chimerix Inc.	83,126	407
*	Foundation Medicine Inc.	21,355	402
*	BioCryst Pharmaceuticals Inc.	117,410	398
*	Regulus Therapeutics Inc.	63,460	390
*	Bellicum Pharmaceuticals Inc.	32,524	380
	NantKwest Inc.	48,433	369
	Global Blood Therapeutics Inc.	15,135	362
	CytomX Therapeutics Inc.	32,271	348
*	Versartis Inc.	35,817	330
*	OncoMed Pharmaceuticals Inc.	21,319	316
	Natera Inc.	22,743	314
	Arbutus Biopharma Corp.	73,417	304
*,^ Sorrento Therapeutics Inc.		41,934	292
*	Zafgen Inc.	38,196	270
*	Cara Therapeutics Inc.	38,308	247
	Adverum Biotechnologies Inc.	53,676	243
	REGENXBIO Inc.	18,306	226
*	Immune Design Corp.	16,466	207
^	Osiris Therapeutics Inc.	36,358	182
	Voyager Therapeutics Inc.	10,635	148
*	Aegerion Pharmaceuticals Inc.	55,064	98
*	Dicerna Pharmaceuticals Inc.	25,000	93
*	Synta Pharmaceuticals Corp.	1,748	1
			1,524,256
Health Care Equipment & Supplies (17.3%)
	Medtronic plc	2,822,649	227,167
	Abbott Laboratories	2,957,529	117,207
	Stryker Corp.	673,794	74,899
	Becton Dickinson and Co.	425,217	70,777
*	Boston Scientific Corp.	2,706,507	61,465
*	Intuitive Surgical Inc.	75,025	47,619
	Zimmer Biomet Holdings Inc.	379,204	46,305
	St. Jude Medical Inc.	569,365	44,615
	Baxter International Inc.	990,808	42,763
*	Edwards Lifesciences Corp.	430,728	42,427
	CR Bard Inc.	148,057	32,430
	DENTSPLY SIRONA Inc.	484,872	30,140
*	Hologic Inc.	512,489	17,635
	ResMed Inc.	281,162	16,605
*	Varian Medical Systems Inc.	191,670	15,868
	Cooper Cos. Inc.	97,098	15,809
*	IDEXX Laboratories Inc.	179,824	15,747
	Teleflex Inc.	83,778	13,497
	STERIS plc	172,492	11,976
*	Align Technology Inc.	144,771	11,412
	West Pharmaceutical Services Inc.	146,034	10,964
*	DexCom Inc.	164,168	10,587
*	ABIOMED Inc.	80,979	8,042
*	Alere Inc.	173,637	7,458
	Hill-Rom Holdings Inc.	131,132	6,443
*	NuVasive Inc.	99,835	5,428
	Cantel Medical Corp.	75,332	5,004
*	Masimo Corp.	94,285	4,690

*	Integra LifeSciences Holdings Corp.	59,218	4,424
	LivaNova plc	88,326	4,311
*	Neogen Corp.	75,200	3,713
	Wright Medical Group NV	185,241	3,583
*	Globus Medical Inc.	142,561	3,456
*	Insulet Corp.	113,890	3,419
*	ICU Medical Inc.	30,770	3,200
*	Nevro Corp.	41,996	2,928
*	Halyard Health Inc.	93,261	2,899
*	Haemonetics Corp.	101,437	2,840
*	NxStage Medical Inc.	128,441	2,428
*	Cynosure Inc. Class A	45,604	2,178
*	Natus Medical Inc.	65,998	2,134
	Abaxis Inc.	45,489	2,093
	Analogic Corp.	24,841	2,037
*	Zeltiq Aesthetics Inc.	70,428	2,004
	CONMED Corp.	47,281	1,883
*	Endologix Inc.	146,536	1,857
*	Greatbatch Inc.	55,040	1,737
*	Orthofix International NV	37,968	1,679
*	Merit Medical Systems Inc.	88,903	1,669
	Meridian Bioscience Inc.	84,484	1,646
*	Spectranetics Corp.	85,207	1,561
*	Inogen Inc.	31,578	1,508
*	Anika Therapeutics Inc.	30,261	1,432
	Penumbra Inc.	25,251	1,333
*	Vascular Solutions Inc.	34,896	1,329
	Atrion Corp.	2,964	1,164
*	LDR Holding Corp.	52,887	1,112
*	Cardiovascular Systems Inc.	65,652	1,109
*	HeartWare International Inc.	35,225	1,036
*	Cerus Corp.	183,429	1,020
*	AtriCure Inc.	64,767	938
*,^ Rockwell Medical Inc.		97,355	934
	Novocure Ltd.	83,105	925
*	Quidel Corp.	54,976	913
*	Accuray Inc.	161,695	881
*	OraSure Technologies Inc.	114,456	879
*	K2M Group Holdings Inc.	53,786	672
*	AngioDynamics Inc.	54,851	659
	Invacare Corp.	60,570	648
*	GenMark Diagnostics Inc.	83,176	626
	Glaukos Corp.	23,106	563
*	STAAR Surgical Co.	64,468	350
*	Tandem Diabetes Care Inc.	36,713	240
	ConforMIS Inc.	6,965	52
	Wright Medical Group Inc. CVR Exp. 12/31/2049	14,554	22
			1,095,003
Health Care Providers & Services (18.2%)
	UnitedHealth Group Inc.	1,908,242	255,075
*	Express Scripts Holding Co.	1,341,021	101,314
	McKesson Corp.	458,784	84,022
	Aetna Inc.	701,761	79,460
	Anthem Inc.	524,649	69,338
	Cigna Corp.	513,350	65,765
	Cardinal Health Inc.	661,146	52,198
	Humana Inc.	297,738	51,363

*	HCA Holdings Inc.	637,590	49,745
	AmerisourceBergen Corp. Class A	391,504	29,355
*	Henry Schein Inc.	164,480	28,575
*	Laboratory Corp. of America Holdings	204,145	26,120
*	DaVita HealthCare Partners Inc.	336,784	26,040
	Universal Health Services Inc. Class B	181,354	24,457
	Quest Diagnostics Inc.	286,507	22,110
*	Centene Corp.	341,172	21,272
*	MEDNAX Inc.	188,254	12,886
*	VCA Inc.	162,177	10,530
*	Envision Healthcare Holdings Inc.	375,566	9,318
*	WellCare Health Plans Inc.	88,568	8,983
*	Acadia Healthcare Co. Inc.	148,747	8,757
	Patterson Cos. Inc.	169,638	8,280
*	Amsurg Corp.	109,927	8,221
	HealthSouth Corp.	180,195	7,265
*	Team Health Holdings Inc.	147,635	7,082
*	Brookdale Senior Living Inc.	371,146	6,658
*	LifePoint Health Inc.	86,524	5,736
*	Tenet Healthcare Corp.	197,711	5,722
	Owens & Minor Inc.	125,667	4,686
	Chemed Corp.	34,100	4,447
*	Molina Healthcare Inc.	78,934	3,823
*	AMN Healthcare Services Inc.	95,896	3,581
*	Magellan Health Inc.	47,157	3,124
*	Community Health Systems Inc.	226,441	3,043
*	Premier Inc. Class A	90,853	2,889
*	Amedisys Inc.	54,134	2,754
*	ExamWorks Group Inc.	78,292	2,733
*	Select Medical Holdings Corp.	210,649	2,669
*	Diplomat Pharmacy Inc.	77,037	2,510
*	Air Methods Corp.	73,919	2,504
*	Surgical Care Affiliates Inc.	55,846	2,500
*	HealthEquity Inc.	86,633	2,236
	Kindred Healthcare Inc.	167,772	1,991
	Ensign Group Inc.	96,678	1,919
*,^ Adeptus Health Inc. Class A		24,239	1,733
*	PharMerica Corp.	60,507	1,608
	US Physical Therapy Inc.	25,200	1,456
	Aceto Corp.	58,519	1,306
*	LHC Group Inc.	30,661	1,288
*	Providence Service Corp.	26,439	1,257
	National HealthCare Corp.	19,205	1,189
*	CorVel Corp.	22,075	1,063
*	Triple-S Management Corp. Class B	45,807	1,053
*	Capital Senior Living Corp.	53,138	972
	Universal American Corp.	97,929	807
*	Healthways Inc.	66,377	797
	Quorum Health Corp.	59,129	783
	Landauer Inc.	19,426	770
*	Civitas Solutions Inc.	30,452	662
*	AAC Holdings Inc.	18,515	398
	Teladoc Inc.	34,396	393
	Surgery Partners Inc.	19,145	263
	National Research Corp. Class A	5,185	71
			1,150,925

Health Care Technology (1.3%)
*	Cerner Corp.	614,231	34,157
*	athenahealth Inc.	78,230	9,925
*	IMS Health Holdings Inc.	330,982	8,642
*	Medidata Solutions Inc.	113,085	5,195
*	Allscripts Healthcare Solutions Inc.	361,157	4,872
*	Veeva Systems Inc. Class A	147,321	4,854
*	HMS Holdings Corp.	171,417	2,833
*	Omnicell Inc.	71,990	2,329
*	Inovalon Holdings Inc. Class A	123,598	2,298
*	Press Ganey Holdings Inc.	41,931	1,427
*	HealthStream Inc.	51,441	1,208
	Quality Systems Inc.	92,215	1,172
	Computer Programs & Systems Inc.	18,139	750
	Evolent Health Inc. Class A	29,053	445
*	Castlight Health Inc. Class B	82,332	347
			80,454
Life Sciences Tools & Services (5.0%)
	Thermo Fisher Scientific Inc.	795,445	120,725
*	Illumina Inc.	293,937	42,571
	Agilent Technologies Inc.	657,918	30,192
*	Waters Corp.	163,077	22,431
*	Mettler-Toledo International Inc.	54,162	20,328
	PerkinElmer Inc.	224,692	12,302
*	Quintiles Transnational Holdings Inc.	179,709	12,200
	Bio-Techne Corp.	74,740	8,212
*	Charles River Laboratories International Inc.	93,776	8,058
*	PAREXEL International Corp.	107,836	6,782
*	Bio-Rad Laboratories Inc. Class A	41,358	6,156
	Bruker Corp.	229,662	6,063
*	VWR Corp.	158,152	4,564
*	INC Research Holdings Inc. Class A	86,887	3,781
*	PRA Health Sciences Inc.	66,823	3,156
*	Cambrex Corp.	63,859	3,123
*	Luminex Corp.	78,112	1,608
*	Pacific Biosciences of California Inc.	152,347	1,469
*	Albany Molecular Research Inc.	54,123	786
*,^ Accelerate Diagnostics Inc.		61,500	782
*	Fluidigm Corp.	52,153	513
*	Sequenom Inc.	228,950	234
			316,036
Other (0.0%) 2
	Dyax Corp. CVR Expire 12/31/2019	299,743	333
*	Cubist Pharmaceuticals, Inc. CVR	31,107	4
*	Durata Therapeutics Inc. CVR Expire 12/31/2018	48	—
*	Clinical Data CVR	8,685	—
			337
Pharmaceuticals (34.1%)
	Johnson & Johnson	5,538,884	624,177
	Pfizer Inc.	12,391,934	430,000
	Merck & Co. Inc.	5,571,033	313,426
	Bristol-Myers Squibb Co.	3,351,122	240,275
	Allergan plc	792,240	186,771
	Eli Lilly & Co.	1,998,347	149,936
	Zoetis Inc.	947,927	44,951
*	Mylan NV	837,606	36,302

	Perrigo Co. plc		287,468	27,551
*	Jazz Pharmaceuticals plc		122,752	18,604
*	Mallinckrodt plc		224,675	14,235
*	Endo International plc		423,611	6,697
*	Prestige Brands Holdings Inc.		105,938	5,725
*	Catalent Inc.		199,853	5,620
*	Medicines Co.		139,546	5,248
*	Horizon Pharma plc		288,700	4,974
*	Impax Laboratories Inc.		123,908	4,232
*	Akorn Inc.		137,940	4,123
*	Nektar Therapeutics		266,819	4,120
*	Pacira Pharmaceuticals Inc.		73,952	3,440
*	TherapeuticsMD Inc.		314,985	2,816
*	Intra-Cellular Therapies Inc. Class A		65,097	2,519
*	Depomed Inc.		121,865	2,490
^	Innoviva Inc.		160,407	1,809
*	Theravance Biopharma Inc.		69,442	1,597
*	Supernus Pharmaceuticals Inc.		78,463	1,531
*,^ Cempra Inc.			78,208	1,470
*	Lannett Co. Inc.		58,800	1,434
*	SciClone Pharmaceuticals Inc.		94,500	1,337
*,^ Relypsa Inc.			60,776	1,161
*	Amphastar Pharmaceuticals Inc.		72,278	1,137
*	Dermira Inc.		33,088	1,050
*	Aerie Pharmaceuticals Inc.		47,663	852
*,^ Omeros Corp.			72,595	849
*	Revance Therapeutics Inc.		39,771	815
*	XenoPort Inc.		108,389	769
	Phibro Animal Health Corp. Class A		37,087	704
*	Sagent Pharmaceuticals Inc.		52,632	681
*	Intersect ENT Inc.		42,386	557
*	Sucampo Pharmaceuticals Inc. Class A		46,060	542
*	Aratana Therapeutics Inc.		63,114	450
	Teligent Inc.		74,933	449
*	Collegium Pharmaceutical Inc.		26,673	446
	Aclaris Therapeutics Inc.		16,528	330
*,^ Ocular Therapeutix Inc.			27,297	328
*	Tetraphase Pharmaceuticals Inc.		66,061	294
*,^ BioDelivery Sciences International Inc.			100,149	225
	MyoKardia Inc.		9,902	122
*,^ Orexigen Therapeutics Inc.			44,650	18
				2,159,189
Total Common Stocks (Cost $5,766,008)				6,326,200
		Coupon
Temporary Cash Investment (0.3%)1
3,4 Vanguard Market Liquidity Fund (Cost
	$21,100)	0.523%	21,099,802	21,100
Total Investments (100.3%) (Cost $5,787,109)				6,347,300
Other Assets and Liabilities-Net (-0.3%)4,5				(18,944)
Net Assets (100%)				6,328,356

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,613,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $21,100,000 of collateral received for securities on loan.
5 Cash of $100,000 has been segregated as initial margin for open futures contracts on 6/2/2016.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,325,863	—	337
Temporary Cash Investments	21,100	—	—
Total	6,346,963	—	337

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Health Care Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	22	2,304	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $5,787,109,000. Net unrealized appreciation of investment securities for tax purposes was $560,191,000, consisting of unrealized gains of $767,274,000 on securities that had risen in value since their purchase and $207,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Aerospace & Defense (22.3%)
	Honeywell International Inc.	686,192	78,109
	United Technologies Corp.	746,049	75,038
	Boeing Co.	590,916	74,544
	Lockheed Martin Corp.	258,136	60,979
	Raytheon Co.	280,725	36,402
	General Dynamics Corp.	248,324	35,230
	Northrop Grumman Corp.	161,507	34,348
*	TransDigm Group Inc.	50,021	13,182
	Rockwell Collins Inc.	122,503	10,829
	L-3 Communications Holdings Inc.	73,107	10,031
	Textron Inc.	255,228	9,714
	Huntington Ingalls Industries Inc.	43,844	6,726
*	Spirit AeroSystems Holdings Inc. Class A	127,620	5,970
	Orbital ATK Inc.	54,940	4,781
	B/E Aerospace Inc.	97,571	4,648
	Hexcel Corp.	88,061	3,846
	Curtiss-Wright Corp.	40,580	3,377
	BWX Technologies Inc.	88,813	3,123
*	Teledyne Technologies Inc.	31,384	3,080
	HEICO Corp. Class A	35,256	1,945
*	Esterline Technologies Corp.	26,041	1,755
	Triumph Group Inc.	46,058	1,738
*	Moog Inc. Class A	30,965	1,670
*	KLX Inc.	49,035	1,613
*	DigitalGlobe Inc.	61,722	1,292
	HEICO Corp.	18,890	1,257
*	TASER International Inc.	50,051	1,120
	Cubic Corp.	21,301	869
*	Aerojet Rocketdyne Holdings Inc.	48,353	834
*	Mercury Systems Inc.	36,357	773
	AAR Corp.	31,584	771
*	Aerovironment Inc.	20,090	579
*	Astronics Corp.	13,841	533
*	Engility Holdings Inc.	17,684	416
	National Presto Industries Inc.	4,413	394
*	KEYW Holding Corp.	31,983	285
	American Science & Engineering Inc.	6,671	210
*	Kratos Defense & Security Solutions Inc.	42,584	178
*	Astronics Corp. Class B	2,203	84
			492,273
Air Freight & Logistics (6.0%)
	United Parcel Service Inc. Class B	648,002	66,802
	FedEx Corp.	245,832	40,555
	CH Robinson Worldwide Inc.	133,893	10,039
	Expeditors International of Washington Inc.	171,485	8,326
*,^ XPO Logistics Inc.		100,832	2,950
*	Hub Group Inc. Class A	33,504	1,341
	Forward Air Corp.	28,964	1,318

		Market
		Value
	Shares	($000)
* Atlas Air Worldwide Holdings Inc.	22,779	999
* Air Transport Services Group Inc.	48,843	618
* Echo Global Logistics Inc.	24,581	557
Park-Ohio Holdings Corp.	7,374	225
		133,730
Airlines (5.1%)
Delta Air Lines Inc.	730,932	31,766
Southwest Airlines Co.	600,869	25,525
American Airlines Group Inc.	567,861	18,121
* United Continental Holdings Inc.	338,526	15,264
Alaska Air Group Inc.	117,705	7,816
* JetBlue Airways Corp.	302,360	5,421
* Spirit Airlines Inc.	66,596	2,895
* Hawaiian Holdings Inc.	47,774	1,933
Allegiant Travel Co. Class A	12,587	1,750
SkyWest Inc.	47,453	1,120
* Virgin America Inc.	18,852	1,055
		112,666
Building Products (2.9%)
Masco Corp.	313,669	10,238
Fortune Brands Home & Security Inc.	148,679	8,723
Allegion plc	89,258	6,037
AO Smith Corp.	69,829	5,747
Owens Corning	108,805	5,557
Lennox International Inc.	36,951	5,075
* USG Corp.	88,443	2,552
* Masonite International Corp.	24,001	1,676
* Armstrong World Industries Inc.	39,126	1,618
Universal Forest Products Inc.	18,627	1,563
Simpson Manufacturing Co. Inc.	37,959	1,502
* Trex Co. Inc.	28,614	1,292
Apogee Enterprises Inc.	26,872	1,215
AAON Inc.	40,655	1,116
* American Woodmark Corp.	12,851	1,038
* Builders FirstSource Inc.	82,107	966
Advanced Drainage Systems Inc.	37,802	919
* Continental Building Products Inc.	37,676	863
* Gibraltar Industries Inc.	27,568	824
Quanex Building Products Corp.	31,754	632
* Patrick Industries Inc.	10,892	582
Griffon Corp.	29,891	504
* NCI Building Systems Inc.	28,306	456
* PGT Inc.	42,400	454
* Nortek Inc.	9,154	451
Insteel Industries Inc.	16,222	450
CSW Industrials Inc.	10,251	343
Armstrong Flooring Inc.	17,997	299
* Ply Gem Holdings Inc.	19,141	288
		62,980
Commercial Services & Supplies (6.3%)
Waste Management Inc.	419,670	25,579
Tyco International plc	399,863	17,042
Republic Services Inc. Class A	226,526	10,937

		Market
		Value
	Shares	($000)
Waste Connections Inc.	164,334	10,759
* Stericycle Inc.	79,339	7,774
Cintas Corp.	81,460	7,722
KAR Auction Services Inc.	128,174	5,260
* Copart Inc.	94,924	4,700
Pitney Bowes Inc.	184,033	3,429
RR Donnelley & Sons Co.	194,272	3,165
Deluxe Corp.	46,048	2,999
* Clean Harbors Inc.	51,534	2,654
Healthcare Services Group Inc.	67,969	2,651
Rollins Inc.	91,823	2,610
HNI Corp.	41,186	1,897
Covanta Holding Corp.	111,299	1,855
Herman Miller Inc.	55,595	1,760
ABM Industries Inc.	49,427	1,689
Matthews International Corp. Class A	30,724	1,686
Tetra Tech Inc.	54,990	1,683
UniFirst Corp.	14,165	1,639
MSA Safety Inc.	29,586	1,490
Mobile Mini Inc.	42,053	1,449
G&K Services Inc. Class A	18,788	1,408
Brady Corp. Class A	44,172	1,404
Steelcase Inc. Class A	83,532	1,333
Brink's Co.	43,512	1,268
Knoll Inc.	45,325	1,125
Essendant Inc.	34,508	1,063
Interface Inc. Class A	60,789	1,031
* ACCO Brands Corp.	99,237	986
US Ecology Inc.	20,261	918
West Corp.	43,302	914
* Team Inc.	26,453	802
Multi-Color Corp.	12,698	792
Viad Corp.	19,092	607
McGrath RentCorp	21,034	600
Quad/Graphics Inc.	25,291	486
Ennis Inc.	24,414	446
Kimball International Inc. Class B	31,824	372
* SP Plus Corp.	14,632	327
* InnerWorkings Inc.	34,506	297
CECO Environmental Corp.	23,934	195
Civeo Corp.	96,144	193
* ARC Document Solutions Inc.	34,712	147
		139,143
Construction & Engineering (1.9%)
Fluor Corp.	132,072	6,971
* Jacobs Engineering Group Inc.	114,167	5,787
* AECOM	143,713	4,615
Chicago Bridge & Iron Co. NV	98,972	3,785
* Quanta Services Inc.	148,510	3,569
Valmont Industries Inc.	21,446	2,966
EMCOR Group Inc.	58,473	2,780
* Dycom Industries Inc.	30,316	2,574
KBR Inc.	133,676	1,945
Granite Construction Inc.	36,860	1,582

			Market
			Value
		Shares	($000)
*	MasTec Inc.	63,604	1,463
	Comfort Systems USA Inc.	34,825	1,114
*	Tutor Perini Corp.	37,244	842
	Primoris Services Corp.	36,705	790
*	Aegion Corp. Class A	33,649	673
*	MYR Group Inc.	18,852	456
	Argan Inc.	11,438	397
*	Great Lakes Dredge & Dock Corp.	56,295	257
*	Ameresco Inc. Class A	17,351	81
			42,647
Electrical Equipment (5.4%)
	Emerson Electric Co.	603,813	31,410
	Eaton Corp. plc	431,542	26,596
	Rockwell Automation Inc.	122,973	14,271
	Acuity Brands Inc.	41,240	10,683
	AMETEK Inc.	221,729	10,603
*	Sensata Technologies Holding NV	158,331	5,855
	Hubbell Inc. Class B	51,136	5,434
	EnerSys	41,382	2,488
	Regal Beloit Corp.	41,816	2,389
*	Generac Holdings Inc.	62,975	2,387
	AZZ Inc.	24,117	1,423
*,^ SolarCity Corp.		59,934	1,342
	Babcock & Wilcox Enterprises Inc.	46,983	1,022
	Encore Wire Corp.	18,112	706
	General Cable Corp.	45,976	628
*	Thermon Group Holdings Inc.	29,691	597
	Sunrun Inc.	52,568	333
*,^ Plug Power Inc.		166,490	320
	Powell Industries Inc.	8,723	311
^	FuelCell Energy Inc.	20,414	156
*	Vicor Corp.	15,278	155
	Allied Motion Technologies Inc.	4,829	110
*	Power Solutions International Inc.	4,046	66
			119,285
Industrial Conglomerates (19.9%)
	General Electric Co.	8,760,391	264,827
	3M Co.	568,062	95,616
	Danaher Corp.	580,644	57,112
	Roper Technologies Inc.	95,173	16,282
	Carlisle Cos. Inc.	60,561	6,288
	Raven Industries Inc.	34,386	693
			440,818
Machinery (15.4%)
	Caterpillar Inc.	546,734	39,644
	Illinois Tool Works Inc.	307,382	32,592
	Deere & Co.	252,400	20,770
	PACCAR Inc.	329,529	18,371
	Cummins Inc.	155,950	17,852
	Stanley Black & Decker Inc.	143,454	16,236
	Ingersoll-Rand plc	241,873	16,159
	Parker-Hannifin Corp.	126,658	14,545
	Pentair plc	161,438	9,725

		Market
		Value
	Shares	($000)
Dover Corp.	144,496	9,645
Snap-on Inc.	54,212	8,773
Xylem Inc.	167,020	7,459
Wabtec Corp.	86,571	6,699
* Middleby Corp.	53,430	6,636
IDEX Corp.	71,298	5,942
Flowserve Corp.	121,770	5,861
* WABCO Holdings Inc.	50,748	5,476
Toro Co.	51,217	4,574
Nordson Corp.	50,984	4,435
Graco Inc.	52,193	4,189
Donaldson Co. Inc.	117,149	3,926
Allison Transmission Holdings Inc.	136,987	3,848
Lincoln Electric Holdings Inc.	60,594	3,646
AGCO Corp.	63,678	3,307
Oshkosh Corp.	69,646	3,197
Woodward Inc.	53,207	3,030
ITT Inc.	83,351	2,960
CLARCOR Inc.	46,692	2,769
Trinity Industries Inc.	142,370	2,571
Crane Co.	43,395	2,491
* Colfax Corp.	86,693	2,348
Timken Co.	65,640	2,182
Terex Corp.	101,600	2,152
Manitowoc Foodservice Inc.	121,689	2,004
* Rexnord Corp.	93,058	1,930
Hillenbrand Inc.	58,643	1,831
Kennametal Inc.	73,950	1,810
John Bean Technologies Corp.	27,134	1,646
Mueller Water Products Inc. Class A	149,280	1,644
* RBC Bearings Inc.	21,940	1,643
Mueller Industries Inc.	50,710	1,577
Joy Global Inc.	90,849	1,547
Barnes Group Inc.	45,791	1,529
Actuant Corp. Class A	52,740	1,439
Watts Water Technologies Inc. Class A	25,008	1,439
* Proto Labs Inc.	21,871	1,439
Franklin Electric Co. Inc.	36,972	1,234
SPX FLOW Inc.	39,204	1,175
Albany International Corp.	27,063	1,064
EnPro Industries Inc.	20,257	1,024
Standex International Corp.	11,812	1,024
Astec Industries Inc.	18,309	977
ESCO Technologies Inc.	23,897	962
Briggs & Stratton Corp.	41,220	920
* Wabash National Corp.	62,484	886
Tennant Co.	15,720	844
^ Lindsay Corp.	10,622	758
Federal Signal Corp.	58,123	756
* Chart Industries Inc.	28,374	737
CIRCOR International Inc.	13,111	735
* TriMas Corp.	42,631	729
* Meritor Inc.	81,799	723
Greenbrier Cos. Inc.	25,184	723

			Market
			Value
		Shares	($000)
	Manitowoc Co. Inc.	120,128	685
	Gorman-Rupp Co.	21,494	665
	Altra Industrial Motion Corp.	23,878	646
	Sun Hydraulics Corp.	21,235	622
*	Lydall Inc.	16,083	609
	SPX Corp.	34,449	571
	Global Brass & Copper Holdings Inc.	20,272	553
	Alamo Group Inc.	8,852	546
*,^ Navistar International Corp.		46,095	519
	Kadant Inc.	10,067	501
	Harsco Corp.	75,991	500
	Hyster-Yale Materials Handling Inc.	7,922	486
	Douglas Dynamics Inc.	21,077	458
	NN Inc.	23,007	383
*	Energy Recovery Inc.	31,800	342
	American Railcar Industries Inc.	8,603	341
	Titan International Inc.	43,737	277
	Columbus McKinnon Corp.	18,380	275
	Milacron Holdings Corp.	16,308	267
	FreightCar America Inc.	11,123	160
			340,165
Marine (0.2%)
*	Kirby Corp.	50,423	3,534
	Matson Inc.	40,397	1,346
			4,880
Professional Services (4.0%)
	Nielsen Holdings plc	340,782	18,194
	Equifax Inc.	111,787	14,055
*	Verisk Analytics Inc. Class A	149,987	11,907
*	IHS Inc. Class A	63,619	7,821
	ManpowerGroup Inc.	68,548	5,467
	Robert Half International Inc.	123,509	5,137
	Dun & Bradstreet Corp.	33,611	4,265
	CEB Inc.	31,056	1,980
*	WageWorks Inc.	33,320	1,868
*	On Assignment Inc.	47,235	1,779
	TransUnion	51,358	1,700
*	FTI Consulting Inc.	38,994	1,632
	Exponent Inc.	23,778	1,282
*	Advisory Board Co.	38,883	1,277
	Korn/Ferry International	43,468	1,254
*	Huron Consulting Group Inc.	21,328	1,249
	Insperity Inc.	13,977	1,006
*	TrueBlue Inc.	39,824	789
*	TriNet Group Inc.	36,424	734
*	Navigant Consulting Inc.	44,823	714
*	ICF International Inc.	16,455	671
	Kelly Services Inc. Class A	27,549	546
	Resources Connection Inc.	34,833	543
*	RPX Corp.	46,897	471
*	CBIZ Inc.	42,804	452
	Kforce Inc.	22,378	418
*	Mistras Group Inc.	15,778	391

		Market
		Value
	Shares	($000)
* GP Strategies Corp.	12,394	297
Heidrick & Struggles International Inc.	15,695	290
Acacia Research Corp.	48,953	253
		88,442
Road & Rail (7.2%)
Union Pacific Corp.	794,687	66,905
CSX Corp.	904,289	23,900
Norfolk Southern Corp.	280,814	23,605
Kansas City Southern	101,762	9,474
JB Hunt Transport Services Inc.	85,558	7,077
* Old Dominion Freight Line Inc.	59,183	3,808
Ryder System Inc.	49,731	3,462
* Hertz Global Holdings Inc.	339,690	3,292
* Genesee & Wyoming Inc. Class A	52,891	3,177
Landstar System Inc.	40,202	2,728
AMERCO	6,462	2,434
* Avis Budget Group Inc.	80,754	2,423
Knight Transportation Inc.	60,963	1,592
* Swift Transportation Co.	85,543	1,333
Werner Enterprises Inc.	44,086	1,097
Heartland Express Inc.	47,272	874
* Saia Inc.	22,951	598
Marten Transport Ltd.	23,685	470
ArcBest Corp.	22,435	387
Celadon Group Inc.	25,703	254
* Roadrunner Transportation Systems Inc.	29,241	235
* YRC Worldwide Inc.	19,616	181
		159,306
Trading Companies & Distributors (2.9%)
WW Grainger Inc.	55,224	12,610
Fastenal Co.	271,701	12,506
* HD Supply Holdings Inc.	188,915	6,669
* United Rentals Inc.	86,410	6,020
MSC Industrial Direct Co. Inc. Class A	45,013	3,374
Watsco Inc.	23,947	3,214
Air Lease Corp. Class A	89,828	2,699
* WESCO International Inc.	39,292	2,292
* Beacon Roofing Supply Inc.	46,854	2,022
* NOW Inc.	99,811	1,731
GATX Corp.	37,327	1,712
Applied Industrial Technologies Inc.	35,020	1,583
* MRC Global Inc.	95,797	1,359
Aircastle Ltd.	55,323	1,170
BMC Stock Holdings Inc.	51,889	1,018
Kaman Corp.	22,501	961
Univar Inc.	45,485	849
* Rush Enterprises Inc. Class A	28,612	630
H&E Equipment Services Inc.	30,353	583
TAL International Group Inc.	29,468	423
* Veritiv Corp.	8,287	322
* DXP Enterprises Inc.	12,524	174
* CAI International Inc.	15,054	116
		64,037

			Market
			Value
		Shares	($000)
Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.		70,731	5,065
* Wesco Aircraft Holdings Inc.		55,335	780
			5,845
Total Common Stocks (Cost $2,089,751)			2,206,217
	Coupon
Temporary Cash Investment (0.1%)1
2,3 Vanguard Market Liquidity Fund (Cost $2,606)	0.523%	2,605,600	2,606
Total Investments (99.9%) (Cost $2,092,357)			2,208,823
Other Assets and Liabilities-Net (0.1%)2			2,119
Net Assets (100%)			2,210,942

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,543,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Includes $2,606,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Industrials Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	43	4,504
(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $2,092,589,000. Net unrealized appreciation of investment securities for tax purposes was $116,234,000, consisting of unrealized gains of $251,950,000 on securities that had risen in value since their purchase and $135,716,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (5.5%)
	Cisco Systems Inc.	10,347,778	300,603
*	Palo Alto Networks Inc.	181,774	23,714
	Motorola Solutions Inc.	322,643	22,349
	Harris Corp.	255,642	20,137
	Juniper Networks Inc.	713,420	16,701
*	F5 Networks Inc.	141,268	15,568
*	CommScope Holding Co. Inc.	315,559	9,830
	ARRIS International plc	377,340	9,094
	Brocade Communications Systems Inc.	963,296	8,727
*	ViaSat Inc.	94,547	6,527
*,^ Arista Networks Inc.		84,288	6,177
*	Ciena Corp.	282,680	4,936
*	NetScout Systems Inc.	182,381	4,425
	InterDigital Inc.	72,854	4,247
*	Infinera Corp.	285,738	3,746
*	EchoStar Corp. Class A	91,912	3,680
*	Finisar Corp.	217,960	3,666
	Viavi Solutions Inc.	485,313	3,315
*	Polycom Inc.	270,605	3,247
	Plantronics Inc.	69,720	3,104
*	NETGEAR Inc.	66,752	3,004
	Lumentum Holdings Inc.	96,622	2,448
*,^ Ubiquiti Networks Inc.		60,168	2,398
	ADTRAN Inc.	103,032	2,004
*	Mitel Networks Corp.	200,998	1,375
*	Ixia	113,825	1,156
*	CalAmp Corp.	74,220	1,116
*	ShoreTel Inc.	132,293	873
*	Sonus Networks Inc.	92,085	844
	Comtech Telecommunications Corp.	33,050	761
*	Calix Inc.	81,879	554
*	Harmonic Inc.	180,764	517
	Black Box Corp.	32,199	404
			491,247
Electronic Equipment, Instruments & Components (4.1%)
	Corning Inc.	2,288,383	47,804
	TE Connectivity Ltd.	760,203	45,612
	Amphenol Corp. Class A	633,167	37,180
*	Flextronics International Ltd.	1,128,050	14,044
	CDW Corp.	310,434	13,212
*	Trimble Navigation Ltd.	514,761	13,168
*	Arrow Electronics Inc.	186,898	12,077
	Avnet Inc.	271,515	11,140
*	Keysight Technologies Inc.	349,389	10,702
	Ingram Micro Inc.	308,076	10,669
	FEI Co.	83,800	9,004
	FLIR Systems Inc.	283,987	8,846
	Cognex Corp.	165,561	7,131

National Instruments Corp.	235,705	6,734
Jabil Circuit Inc.	350,286	6,683
* IPG Photonics Corp.	76,067	6,571
* VeriFone Systems Inc.	226,465	5,979
* Universal Display Corp.	85,931	5,770
* Zebra Technologies Corp.	107,340	5,701
Belden Inc.	86,396	5,587
SYNNEX Corp.	61,265	5,581
* Tech Data Corp.	72,407	5,472
Littelfuse Inc.	45,929	5,260
Dolby Laboratories Inc. Class A	106,395	5,048
* Coherent Inc.	49,880	4,720
* Sanmina Corp.	161,716	4,332
* Anixter International Inc.	61,331	3,692
Vishay Intertechnology Inc.	278,803	3,613
* Itron Inc.	73,959	3,258
* Plexus Corp.	68,656	3,015
^ Fitbit Inc. Class A	198,631	2,817
* Knowles Corp.	179,741	2,628
* Rogers Corp.	36,465	2,424
* QLogic Corp.	170,466	2,363
* II-VI Inc.	113,532	2,314
* Fabrinet	62,991	2,236
Methode Electronics Inc.	75,295	2,222
Badger Meter Inc.	29,563	2,217
* Benchmark Electronics Inc.	102,741	2,130
* ScanSource Inc.	55,483	2,129
* Insight Enterprises Inc.	76,266	2,070
* OSI Systems Inc.	38,206	2,036
* Rofin-Sinar Technologies Inc.	58,167	1,858
MTS Systems Corp.	30,451	1,456
AVX Corp.	102,664	1,418
* FARO Technologies Inc.	36,265	1,283
* ePlus Inc.	13,344	1,168
CTS Corp.	59,693	1,067
* InvenSense Inc.	171,720	1,061
* TTM Technologies Inc.	134,801	1,056
Novanta Inc.	63,468	972
* DTS Inc.	34,091	881
* Kimball Electronics Inc.	59,882	675
Park Electrochemical Corp.	38,429	629
Daktronics Inc.	76,377	609
PC Connection Inc.	22,691	522
* Multi-Fineline Electronix Inc.	20,224	447
* Systemax Inc.	30,055	273
		370,566
Internet Software & Services (20.4%)
* Facebook Inc. Class A	4,719,235	560,692
Alphabet Inc. Class C	639,503	470,495
Alphabet Inc. Class A	601,644	450,541
* Yahoo! Inc.	1,849,677	70,177
* eBay Inc.	2,302,682	56,324
* LinkedIn Corp. Class A	239,569	32,701
* Akamai Technologies Inc.	365,523	19,950
* Twitter Inc.	1,147,783	17,469
* VeriSign Inc.	202,616	17,316
* CoStar Group Inc.	66,850	13,811

	MercadoLibre Inc.	68,065	9,291
	IAC/InterActiveCorp	158,743	8,871
^	Zillow Group Inc.	232,454	6,667
	j2 Global Inc.	94,961	6,360
*	Rackspace Hosting Inc.	215,517	5,388
*	Pandora Media Inc.	444,763	5,244
*	WebMD Health Corp.	78,176	5,140
*,^ Cimpress NV		48,277	4,836
*	Cornerstone OnDemand Inc.	107,080	4,284
*,^ GrubHub Inc.		139,189	3,562
*	Yelp Inc. Class A	135,022	3,536
*	Demandware Inc.	69,944	3,357
*	LogMeIn Inc.	51,301	3,143
*,^ Zillow Group Inc. Class A		103,818	3,036
*	comScore Inc.	93,426	3,025
*	Stamps.com Inc.	32,470	2,954
*	GoDaddy Inc. Class A	88,627	2,883
*	Marketo Inc.	80,212	2,826
*	Envestnet Inc.	77,636	2,623
	NIC Inc.	128,703	2,555
*	Cvent Inc.	64,833	2,322
*	2U Inc.	70,530	1,964
*	SPS Commerce Inc.	34,274	1,868
*	inContact Inc.	125,846	1,747
*	Shutterstock Inc.	40,467	1,698
*	New Relic Inc.	51,035	1,539
	Quotient Technology Inc.	137,134	1,530
*	Web.com Group Inc.	87,385	1,483
	EarthLink Holdings Corp.	215,759	1,415
*	Q2 Holdings Inc.	47,997	1,199
*	Endurance International Group Holdings Inc.	127,004	1,196
*	Gogo Inc.	104,733	1,177
*	Bankrate Inc.	120,790	1,098
*	SciQuest Inc.	58,579	1,033
*	GTT Communications Inc.	53,961	1,011
*	Benefitfocus Inc.	26,927	988
	Match Group Inc.	69,018	966
*	Actua Corp.	81,837	795
*	Angie's List Inc.	89,677	789
*	LivePerson Inc.	111,397	778
*,^ Hortonworks Inc.		66,310	774
*	XO Group Inc.	45,666	773
*	TrueCar Inc.	93,967	713
*	Blucora Inc.	77,412	695
*	Box Inc.	54,755	688
*	Intralinks Holdings Inc.	80,890	634
*	DHI Group Inc.	85,699	604
*	Monster Worldwide Inc.	172,279	457
*	Bazaarvoice Inc.	116,375	433
*	RetailMeNot Inc.	57,975	419
	Alarm.com Holdings Inc.	18,966	402
*	OPOWER Inc.	37,853	389
*	Everyday Health Inc.	37,723	254
	MINDBODY Inc. Class A	15,252	204
*	Internap Corp.	92,155	200
	Instructure Inc.	11,244	195
*	Rocket Fuel Inc.	53,027	136

	Appfolio Inc.	8,322	117
			1,833,740
IT Services (18.8%)
	Visa Inc. Class A	3,946,422	311,531
	International Business Machines Corp.	1,877,086	288,583
	MasterCard Inc. Class A	2,019,483	193,668
	Accenture plc Class A	1,291,218	153,616
	PayPal Holdings Inc.	2,259,505	85,387
	Automatic Data Processing Inc.	940,622	82,624
*	Cognizant Technology Solutions Corp. Class A	1,252,562	76,957
*	Fiserv Inc.	458,462	48,290
	Fidelity National Information Services Inc.	634,597	47,132
	Paychex Inc.	666,403	36,132
*	FleetCor Technologies Inc.	190,506	28,364
*	Alliance Data Systems Corp.	121,857	27,075
	Global Payments Inc.	318,139	24,716
	Western Union Co.	1,037,947	20,188
	Total System Services Inc.	340,170	18,267
	Xerox Corp.	1,770,364	17,651
*	Gartner Inc.	170,314	17,307
*	Vantiv Inc. Class A	320,864	17,253
	Broadridge Financial Solutions Inc.	243,668	15,641
	Computer Sciences Corp.	285,215	14,033
	Jack Henry & Associates Inc.	162,203	13,695
	Sabre Corp.	424,741	11,965
	CSRA Inc.	336,286	8,330
*	Euronet Worldwide Inc.	103,170	8,234
	Booz Allen Hamilton Holding Corp. Class A	273,794	8,014
	DST Systems Inc.	65,883	7,967
	MAXIMUS Inc.	133,807	7,714
*	Teradata Corp.	265,051	7,512
*	WEX Inc.	79,645	7,348
*	EPAM Systems Inc.	93,262	7,136
*	CoreLogic Inc.	181,820	6,776
	Leidos Holdings Inc.	133,653	6,603
	Convergys Corp.	200,008	5,638
*	CACI International Inc. Class A	49,889	5,027
	Science Applications International Corp.	88,908	4,852
	First Data Corp. Class A	332,862	4,171
*	Blackhawk Network Holdings Inc.	112,393	3,869
*	Cardtronics Inc.	92,363	3,629
*	ExlService Holdings Inc.	68,500	3,548
*	Acxiom Corp.	159,418	3,377
	Travelport Worldwide Ltd.	239,731	3,174
*	Syntel Inc.	68,610	3,162
	CSG Systems International Inc.	67,707	2,878
*	NeuStar Inc. Class A	109,249	2,573
*	Sykes Enterprises Inc.	78,750	2,348
	EVERTEC Inc.	134,728	2,063
*	Virtusa Corp.	57,480	2,025
	ManTech International Corp. Class A	49,793	1,789
*	Black Knight Financial Services Inc. Class A	49,462	1,731
*	Perficient Inc.	71,846	1,505
	Cass Information Systems Inc.	22,794	1,095
	TeleTech Holdings Inc.	35,108	958
*	Net 1 UEPS Technologies Inc.	86,920	955
*	Unisys Corp.	105,690	892

	Forrester Research Inc.	18,831	693
*	MoneyGram International Inc.	60,733	394
	Everi Holdings Inc.	138,313	198
			1,688,253
Semiconductors & Semiconductor Equipment (13.8%)
	Intel Corp.	9,714,248	306,873
	QUALCOMM Inc.	3,073,967	168,822
	Texas Instruments Inc.	2,067,054	125,264
	Broadcom Ltd.	802,724	123,909
	Applied Materials Inc.	2,325,298	56,784
	NVIDIA Corp.	1,104,860	51,619
	Analog Devices Inc.	637,491	37,293
*	Micron Technology Inc.	2,133,406	27,137
	Lam Research Corp.	325,379	26,945
	Skyworks Solutions Inc.	392,614	26,211
	Xilinx Inc.	527,868	25,016
	KLA-Tencor Corp.	320,353	23,363
	Linear Technology Corp.	491,239	23,245
	Microchip Technology Inc.	439,359	22,706
	Maxim Integrated Products Inc.	588,877	22,354
*	Qorvo Inc.	281,862	14,367
	Marvell Technology Group Ltd.	904,695	9,255
	Teradyne Inc.	421,594	8,352
*	ON Semiconductor Corp.	848,349	8,288
*	Microsemi Corp.	229,258	7,756
*	First Solar Inc.	155,623	7,727
	Cypress Semiconductor Corp.	686,396	7,296
*	Integrated Device Technology Inc.	278,387	6,500
*	Advanced Micro Devices Inc.	1,386,235	6,335
*	Cavium Inc.	115,203	5,731
	Monolithic Power Systems Inc.	77,170	5,273
*	Cree Inc.	211,701	5,098
*	Synaptics Inc.	74,609	5,061
*	Cirrus Logic Inc.	130,176	4,686
*	Fairchild Semiconductor International Inc. Class A	234,170	4,653
	MKS Instruments Inc.	109,675	4,495
*	Entegris Inc.	289,194	4,124
*	Mellanox Technologies Ltd.	86,103	4,081
*	Silicon Laboratories Inc.	81,473	4,053
	Intersil Corp. Class A	272,771	3,688
	Tessera Technologies Inc.	103,471	3,339
*	Semtech Corp.	134,894	3,175
*	Advanced Energy Industries Inc.	80,597	3,076
	Power Integrations Inc.	58,588	2,923
*	Rambus Inc.	237,313	2,872
*,^ Ambarella Inc.		64,763	2,677
*	MaxLinear Inc.	111,591	2,312
*	Inphi Corp.	72,667	2,267
*,^ SunPower Corp. Class A		126,512	2,218
	Cabot Microelectronics Corp.	50,235	2,167
*	M/A-COM Technology Solutions Holdings Inc.	60,053	2,162
*	Kulicke & Soffa Industries Inc.	146,759	1,833
*	Diodes Inc.	79,456	1,530
	Brooks Automation Inc.	137,984	1,515
*	Veeco Instruments Inc.	83,214	1,480
*	Lattice Semiconductor Corp.	242,612	1,412
*	Amkor Technology Inc.	220,973	1,394

*	Photronics Inc.	136,506	1,310
*	Ultratech Inc.	54,242	1,237
*	CEVA Inc.	42,795	1,157
*,^ SolarEdge Technologies Inc.		45,582	996
*	Applied Micro Circuits Corp.	149,895	986
*	Rudolph Technologies Inc.	61,448	897
*	Nanometrics Inc.	47,024	876
*	FormFactor Inc.	118,689	851
*	PDF Solutions Inc.	53,194	783
*	Xcerra Corp.	111,984	731
*	Exar Corp.	85,660	585
	IXYS Corp.	52,505	573
*	SunEdison Semiconductor Ltd.	86,423	493
*	SunEdison Inc.	32,565	5
			1,244,192
Software (21.3%)
	Microsoft Corp.	15,451,288	818,918
	Oracle Corp.	6,479,460	260,474
*	salesforce.com Inc.	1,296,258	108,510
*	Adobe Systems Inc.	1,024,997	101,956
	Intuit Inc.	501,701	53,511
*	Electronic Arts Inc.	635,982	48,812
	Activision Blizzard Inc.	1,202,841	47,224
*	Red Hat Inc.	375,499	29,086
*	Citrix Systems Inc.	315,933	26,829
*	Autodesk Inc.	420,153	24,482
*	ServiceNow Inc.	330,665	23,686
	Symantec Corp.	1,341,156	23,282
	CA Inc.	642,702	20,772
*	Workday Inc. Class A	230,145	17,454
*	ANSYS Inc.	182,824	16,290
*	Synopsys Inc.	311,589	16,100
*	Cadence Design Systems Inc.	624,083	15,427
*	Splunk Inc.	264,210	15,179
	CDK Global Inc.	271,350	15,006
*	Ultimate Software Group Inc.	59,495	12,166
	SS&C Technologies Holdings Inc.	182,900	11,265
*	Tyler Technologies Inc.	70,788	10,851
*	Fortinet Inc.	300,112	10,267
*	Manhattan Associates Inc.	150,204	9,903
*,^ VMware Inc. Class A		152,392	9,229
*	Guidewire Software Inc.	146,767	8,615
*	Nuance Communications Inc.	509,142	8,513
*	PTC Inc.	235,416	8,414
	Fair Isaac Corp.	64,090	7,142
*	Take-Two Interactive Software Inc.	174,454	6,788
*	Aspen Technology Inc.	170,448	6,497
*	NetSuite Inc.	81,882	6,494
	Blackbaud Inc.	96,794	6,066
*	Tableau Software Inc. Class A	113,265	5,826
*	Qlik Technologies Inc.	191,697	5,502
*	Ellie Mae Inc.	61,069	5,173
*	ACI Worldwide Inc.	241,883	4,997
*	FireEye Inc.	307,151	4,890
*	Proofpoint Inc.	78,658	4,611
	Mentor Graphics Corp.	203,691	4,367
*	Verint Systems Inc.	126,962	4,188

*	CommVault Systems Inc.	88,389	4,002
*	Zynga Inc. Class A	1,498,970	3,852
*	MicroStrategy Inc. Class A	19,274	3,595
*	Paycom Software Inc.	85,328	3,451
*	Zendesk Inc.	134,732	3,300
*	Fleetmatics Group plc	79,409	3,248
*	Synchronoss Technologies Inc.	82,528	2,911
*	Rovi Corp.	168,424	2,831
^	Ebix Inc.	55,329	2,503
*	Progress Software Corp.	93,469	2,461
*	BroadSoft Inc.	56,152	2,448
*	RealPage Inc.	108,901	2,369
*	HubSpot Inc.	46,477	2,220
*	Imperva Inc.	57,638	2,201
*	Infoblox Inc.	116,260	2,187
*	Callidus Software Inc.	116,307	2,159
*	Bottomline Technologies de Inc.	83,715	2,098
	Pegasystems Inc.	77,811	2,052
	Monotype Imaging Holdings Inc.	82,976	1,981
*	TiVo Inc.	199,139	1,981
*	RingCentral Inc. Class A	98,849	1,951
*	Qualys Inc.	56,726	1,769
*	Gigamon Inc.	56,730	1,767
*	Paylocity Holding Corp.	47,235	1,734
*	Interactive Intelligence Group Inc.	35,395	1,459
	Xura Inc.	46,028	1,142
*	VASCO Data Security International Inc.	62,111	1,027
*	Textura Corp.	38,132	991
*	Silver Spring Networks Inc.	67,120	876
*	Rubicon Project Inc.	58,309	854
*	Barracuda Networks Inc.	49,154	846
*	PROS Holdings Inc.	51,684	723
	Epiq Systems Inc.	43,114	657
*	Tangoe Inc.	76,474	613
*,^ Glu Mobile Inc.		241,890	578
*	Workiva Inc.	39,514	545
*	Varonis Systems Inc.	19,447	473
*,^ TubeMogul Inc.		34,185	424
*	EnerNOC Inc.	54,021	357
	Rapid7 Inc.	26,823	345
*	Jive Software Inc.	86,447	329
*	MobileIron Inc.	59,971	198
			1,918,270
Technology Hardware, Storage & Peripherals (16.1%)
	Apple Inc.	11,401,603	1,138,564
	EMC Corp.	4,003,905	111,909
	Hewlett Packard Enterprise Co.	3,577,385	66,074
	HP Inc.	3,550,715	47,509
	Western Digital Corp.	576,683	26,839
	NetApp Inc.	600,647	15,335
	Seagate Technology plc	615,452	13,885
*	NCR Corp.	273,726	8,453
	Lexmark International Inc. Class A	126,814	4,801
*	Electronics For Imaging Inc.	97,568	4,276
	Diebold Inc.	120,218	3,108
*,^ 3D Systems Corp.		217,933	2,918
*	Cray Inc.	82,799	2,759

* Super Micro Computer Inc.		77,837	2,042
* Nimble Storage Inc.		117,577	1,050
Pure Storage Inc. Class A		83,437	983
* Eastman Kodak Co.		39,090	512
* Avid Technology Inc.		77,549	461
CPI Card Group Inc.		40,061	167
			1,451,645
Total Common Stocks (Cost $7,273,311)			8,997,913

	Coupon
Temporary Cash Investment (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost
$19,537)	0.523%	19,537,301	19,537
Total Investments (100.2%) (Cost $7,292,848)			9,017,450
Other Assets and Liabilities-Net (-0.2%)2			(19,099)
Net Assets (100%)			8,998,351

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,997,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $19,537,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2016, the cost of investment securities for tax purposes was $7,292,848,000. Net unrealized appreciation of investment securities for tax purposes was $1,724,602,000, consisting of unrealized gains of $1,982,990,000 on securities that had risen in value since their purchase and $258,388,000 in unrealized losses on securities that had fallen in value since their purchase.

Information Technology Index Fund

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Chemicals (67.2%)
	Dow Chemical Co.	2,279,267	117,063
	EI du Pont de Nemours & Co.	1,778,424	116,327
	Monsanto Co.	898,328	101,035
	Praxair Inc.	580,305	63,752
	Ecolab Inc.	543,605	63,732
	LyondellBasell Industries NV Class A	749,497	60,979
	Air Products & Chemicals Inc.	418,035	59,629
	PPG Industries Inc.	548,620	59,075
	Sherwin-Williams Co.	160,021	46,581
	Eastman Chemical Co.	302,815	22,214
	Celanese Corp. Class A	300,855	21,204
	International Flavors & Fragrances Inc.	163,516	21,094
	Albemarle Corp.	228,653	17,949
	Mosaic Co.	683,374	17,242
	Valspar Corp.	153,894	16,670
	Ashland Inc.	129,393	14,668
	RPM International Inc.	271,067	13,605
	CF Industries Holdings Inc.	474,879	13,135
	FMC Corp.	272,294	12,931
	WR Grace & Co.	143,992	11,180
*	Axalta Coating Systems Ltd.	365,004	10,275
	NewMarket Corp.	19,337	7,831
	Olin Corp.	336,509	7,743
	PolyOne Corp.	175,501	6,576
	Scotts Miracle-Gro Co. Class A	94,047	6,536
	Sensient Technologies Corp.	92,186	6,289
	Huntsman Corp.	410,750	6,132
	Cabot Corp.	127,227	5,816
	HB Fuller Co.	102,869	4,697
	Minerals Technologies Inc.	70,692	4,072
	Balchem Corp.	64,219	3,850
	Westlake Chemical Corp.	79,732	3,519
	GCP Applied Technologies Inc.	146,876	3,485
*	Chemtura Corp.	128,214	3,421
	Axiall Corp.	143,935	3,352
	Chemours Co.	367,809	3,204
*	Trinseo SA	62,506	2,943
*	Platform Specialty Products Corp.	303,054	2,876
	Ingevity Corp.	87,054	2,537
	Innospec Inc.	48,903	2,375
	Stepan Co.	40,744	2,351
	Quaker Chemical Corp.	27,081	2,340
*	Ferro Corp.	159,127	2,201
*	Kraton Performance Polymers Inc.	61,871	1,682
	Calgon Carbon Corp.	104,050	1,548
	A Schulman Inc.	59,765	1,513
	Innophos Holdings Inc.	38,862	1,490
*	Flotek Industries Inc.	109,056	1,282
	Rayonier Advanced Materials Inc.	87,408	1,133

* Koppers Holdings Inc.	41,418	1,048
Tredegar Corp.	46,432	755
Hawkins Inc.	19,206	749
* American Vanguard Corp.	53,407	700
Tronox Ltd. Class A	129,830	601
FutureFuel Corp.	48,680	542
* LSB Industries Inc.	36,824	484
^ TerraVia Holdings Inc.	120,593	299
Kronos Worldwide Inc.	47,381	277
AgroFresh Solutions Inc.	36,600	184
* Intrepid Potash Inc.	111,202	141
		988,914
Construction Materials (4.8%)
Vulcan Materials Co.	271,678	31,718
Martin Marietta Materials Inc.	124,774	23,587
Eagle Materials Inc.	100,581	7,878
* Headwaters Inc.	150,171	2,852
* Summit Materials Inc. Class A	121,126	2,634
* US Concrete Inc.	28,407	1,822
United States Lime & Minerals Inc.	4,673	250
		70,741
Containers & Packaging (13.3%)
International Paper Co.	796,939	33,599
WestRock Co.	517,922	20,515
Ball Corp.	274,729	19,863
Sealed Air Corp.	399,817	18,568
* Crown Holdings Inc.	284,091	14,821
Avery Dennison Corp.	182,383	13,566
Packaging Corp. of America	192,287	13,120
AptarGroup Inc.	127,328	9,837
Sonoco Products Co.	205,714	9,806
Bemis Co. Inc.	193,136	9,722
* Berry Plastics Group Inc.	244,177	9,564
Graphic Packaging Holding Co.	659,017	8,831
* Owens-Illinois Inc.	311,372	5,885
Silgan Holdings Inc.	86,213	4,409
Greif Inc. Class A	52,454	1,881
Multi Packaging Solutions International Ltd.	47,500	751
Myers Industries Inc.	49,103	702
		195,440
Metals & Mining (13.0%)
Newmont Mining Corp.	1,077,964	34,937
Nucor Corp.	648,697	31,468
Freeport-McMoRan Inc.	2,426,517	26,886
Alcoa Inc.	2,682,755	24,869
Steel Dynamics Inc.	493,304	12,180
Reliance Steel & Aluminum Co.	146,004	10,855
Royal Gold Inc.	133,025	7,467
Compass Minerals International Inc.	68,557	5,344
United States Steel Corp.	297,203	4,300
Commercial Metals Co.	236,973	4,069
Worthington Industries Inc.	98,247	3,670
Hecla Mining Co.	768,584	3,120
Kaiser Aluminum Corp.	36,025	3,088
Carpenter Technology Corp.	95,501	3,060
^ Allegheny Technologies Inc.	222,366	2,753

*	Stillwater Mining Co.		246,402	2,494
*	Coeur Mining Inc.		311,438	2,345
*	AK Steel Holding Corp.		466,492	1,997
*,^ Cliffs Natural Resources Inc.			330,830	1,416
	McEwen Mining Inc.		459,886	1,025
	Materion Corp.		38,566	933
	Schnitzer Steel Industries Inc.		53,207	856
	SunCoke Energy Inc.		129,850	786
	Haynes International Inc.		25,357	731
*	Century Aluminum Co.		106,181	686
	TimkenSteel Corp.		71,690	642
				191,977
Paper & Forest Products (1.8%)
*	Louisiana-Pacific Corp.		291,213	5,323
	Domtar Corp.		127,801	4,938
	KapStone Paper and Packaging Corp.		186,886	2,850
	Neenah Paper Inc.		34,062	2,364
*	Clearwater Paper Corp.		36,182	2,265
	Schweitzer-Mauduit International Inc.		61,968	2,132
*	Boise Cascade Co.		79,219	1,819
	PH Glatfelter Co.		88,185	1,808
	Deltic Timber Corp.		22,839	1,470
	Mercer International Inc.		98,207	885
*	Resolute Forest Products Inc.		126,601	771
				26,625
Total Common Stocks (Cost $1,548,528)				1,473,697

		Coupon
Temporary Cash Investment (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $553)		0.523%	552,701	553
Total Investments (100.1%) (Cost $1,549,081)				1,474,250
Other Assets and Liabilities-Net (-0.1%)2				(1,696)
Net Assets (100%)				1,472,554

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $537,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $553,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Materials Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2016, the cost of investment securities for tax purposes was $1,549,081,000. Net unrealized depreciation of investment securities for tax purposes was $74,831,000, consisting of unrealized gains of $144,903,000 on securities that had risen in value since their purchase and $219,734,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard Telecommunication Services Index Fund

	Schedule of Investments
	As of May 31, 2016

				Market
				Value
			Shares	($000)
	Common Stocks (99.7%)[1]
	Diversified Telecommunication Services (85.8%)
	Alternative Carriers (20.1%)
*	8x8 Inc.		2,114,069	26,997
	Cogent Communications Holdings Inc.		711,648	28,338
	*,^ Globalstar Inc.		10,627,557	23,168
	Inteliquent Inc.		1,259,433	21,058
	*,^ Iridium Communications Inc.		2,893,998	25,264
*	Level 3 Communications Inc.		1,270,520	68,544
	*,2 Lumos Networks Corp.		1,778,971	22,895
*	ORBCOMM Inc.		2,661,540	25,018
	^,2 pdvWireless Inc.		719,602	17,364
*	Vonage Holdings Corp.		4,561,328	21,028
*	Zayo Group Holdings Inc.		1,024,501	28,461
				308,135
	Integrated Telecommunication Services (65.7%)
	AT&T Inc.		8,816,458	345,164
	Atlantic Tele-Network Inc.		309,610	23,063
	CenturyLink Inc.		2,203,950	59,771
*	Cincinnati Bell Inc.		6,718,701	26,740
	Consolidated Communications Holdings Inc.		1,090,906	26,815
	*,2 FairPoint Communications Inc.		1,519,088	20,584
	Frontier Communications Corp.		7,248,270	37,474
*	General Communication Inc. Class A		1,167,493	18,201
	IDT Corp. Class B		1,620,530	24,097
*	SBA Communications Corp. Class A		571,799	56,837
	Verizon Communications Inc.		6,690,304	340,537
^	Windstream Holdings Inc.		3,210,782	26,938
				1,006,221
	Other(0.1%)[3]
*	Leap Wireless International Inc. CVR		577,114	1,454

	Wireless Telecommunication Services (13.8%)
	NII Holdings Inc.		4,388,175	16,302
	Shenandoah Telecommunications Co.		879,254	28,127
2	Spok Holdings Inc.		1,269,622	22,269
	*,^ Sprint Corp.		8,848,817	33,626
*	T-Mobile US Inc.		1,376,273	58,850
	Telephone & Data Systems Inc.		1,078,950	31,063
*	United States Cellular Corp.		568,585	21,481
				211,718
	Total Common Stocks (Cost $1,473,431)			1,527,528
		Coupon
	Temporary Cash Investments (3.4%)[1]
	Money Market Fund (3.4%)
	4,5 Vanguard Market Liquidity Fund	0.523%	51,245,801	51,246

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
6 Federal Home Loan Bank Discount Notes	0.465%	10/28/16	500	499
Total Temporary Cash Investments (Cost $51,745)				51,745
Total Investments (103.1%) (Cost $1,525,176)				1,579,273
Other Assets and Liabilities-Net (-3.1%)[5]				(46,746)
Net Assets (100%)				1,532,527

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,014,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $51,246,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,526,074	—	1,454

Telecommunication Services Index Fund

Temporary Cash Investments	51,246	499	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	1,577,261	499	1,454
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini NASDAQ 100 Index	June 2016	60	5,370	(59)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,525,176,000. Net unrealized appreciation of investment securities for tax purposes was $54,097,000, consisting of unrealized gains of $102,929,000 on securities that had risen in value since their purchase and $48,832,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Telecommunication Services Index Fund

			Current Period Transactions
	Aug. 31,		Proceeds
	2015		from		Capital Gain	May 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
FairPoint Communications Inc.	NA2	15,316	1,640	—	—	20,584
Lumos Networks Corp.	NA2	14,749	2,466	—	—	22,895
pdvWireless Inc.	—	26,123	4,655	—	—	17,364
Spok Holdings Inc.	NA2	10,964	1,992	491	—	22,269
Vanguard Market Liquidity	8,004	NA3	NA3	9	—	51,246
Fund
Total	8,004			500	—	134,358

1 Includes net realized gain (loss) on affiliated investment securities sold of $714,000.
2 Not applicable—at August 31, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (56.7%)
NextEra Energy Inc.	1,791,133	215,151
Duke Energy Corp.	2,676,850	209,410
Southern Co.	3,550,006	175,512
American Electric Power Co. Inc.	1,909,563	123,606
Exelon Corp.	3,577,337	122,595
PG&E Corp.	1,916,654	115,153
PPL Corp.	2,620,632	100,999
Edison International	1,266,934	90,750
Xcel Energy Inc.	1,973,661	81,650
Eversource Energy	1,235,137	68,229
FirstEnergy Corp.	1,647,374	54,050
Entergy Corp.	694,689	52,741
Alliant Energy Corp.	882,958	32,714
Pinnacle West Capital Corp.	431,761	31,773
Westar Energy Inc. Class A	550,442	31,006
ITC Holdings Corp.	593,771	26,435
OGE Energy Corp.	777,762	23,481
Great Plains Energy Inc.	601,222	17,544
IDACORP Inc.	196,064	14,354
Portland General Electric Co.	345,771	14,239
Hawaiian Electric Industries Inc.	418,032	13,724
ALLETE Inc.	180,962	10,449
PNM Resources Inc.	309,546	10,165
Avangrid Inc.	241,036	10,128
El Paso Electric Co.	157,558	7,037
MGE Energy Inc.	134,702	6,831
Empire District Electric Co.	161,938	5,425
Otter Tail Corp.	132,121	3,908
Spark Energy Inc. Class A	16,655	501
		1,669,560
Gas Utilities (7.4%)
AGL Resources Inc.	468,309	30,815
Atmos Energy Corp.	397,433	28,973
UGI Corp.	668,439	28,689
Piedmont Natural Gas Co. Inc.	316,083	18,984
Questar Corp.	680,989	17,168
National Fuel Gas Co.	279,807	15,389
Southwest Gas Corp.	184,533	12,812
WGL Holdings Inc.	194,108	12,662
ONE Gas Inc.	203,140	11,914
New Jersey Resources Corp.	334,219	11,748
Spire Inc.	168,645	10,722
South Jersey Industries Inc.	305,114	8,815
Northwest Natural Gas Co.	106,202	5,830
Chesapeake Utilities Corp.	59,431	3,429
		217,950
Independent Power and Renewable Electricity Producers (3.5%)
AES Corp.	2,564,945	28,445

NRG Energy Inc.		1,223,552	20,042
* Calpine Corp.		1,318,564	19,515
* Dynegy Inc.		378,197	7,125
Ormat Technologies Inc.		142,846	6,229
Pattern Energy Group Inc. Class A		232,841	5,071
NextEra Energy Partners LP		157,081	4,482
NRG Yield Inc.		243,641	3,767
* Talen Energy Corp.		249,062	2,864
NRG Yield Inc. Class A		134,070	1,944
TerraForm Power Inc. Class A		186,275	1,572
^ 8Point3 Energy Partners LP		77,551	1,196
TerraForm Global Inc. Class A		321,171	893
*,^ Vivint Solar Inc.		83,888	301
			103,446
Multi-Utilities (29.3%)
Dominion Resources Inc.		2,318,206	167,490
Sempra Energy		920,775	98,634
Public Service Enterprise Group Inc.		1,970,168	88,165
Consolidated Edison Inc.		1,141,664	83,638
WEC Energy Group Inc.		1,227,474	73,820
DTE Energy Co.		698,934	63,379
Ameren Corp.		944,904	46,820
CMS Energy Corp.		1,082,097	45,253
SCANA Corp.		528,724	36,963
CenterPoint Energy Inc.		1,591,710	35,861
NiSource Inc.		1,247,349	29,762
TECO Energy Inc.		916,083	25,229
MDU Resources Group Inc.		722,529	16,524
Vectren Corp.		322,113	16,003
Black Hills Corp.		199,389	12,071
NorthWestern Corp.		187,206	10,851
Avista Corp.		242,405	9,750
Unitil Corp.		51,705	2,049
			862,262
Water Utilities (3.1%)
American Water Works Co. Inc.		692,147	51,288
Aqua America Inc.		687,068	22,199
American States Water Co.		143,179	5,593
California Water Service Group		186,192	5,427
Middlesex Water Co.		62,924	2,325
Connecticut Water Service Inc.		43,684	2,107
SJW Corp.		59,583	2,055
			90,994
Total Common Stocks (Cost $2,717,687)			2,944,212
	Coupon
Temporary Cash Investment (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $466)	0.523%	466,001	466
Total Investments (100.0%) (Cost $2,718,153)			2,944,678
Other Assets and Liabilities-Net (0.0%)2			1,351
Net Assets (100%)			2,946,029

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $438,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $466,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2016, the cost of investment securities for tax purposes was $2,718,153,000. Net unrealized appreciation of investment securities for tax purposes was $226,525,000, consisting of unrealized gains of $330,100,000 on securities that had risen in value since their purchase and $103,575,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD WORLD FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.